MFS® Variable Insurance Trust II

(formerly, MFS/Sun Life Series Trust)

Initial Class

Prospectus January 1, 2008

This prospectus describes nine portfolios of the MFS Variable Insurance Trust II (referred to as the Trust):

MFS® Blended Research Core Equity Portfolio (formerly, Massachusetts

Investors Trust Series) seeks capital appreciation.

MFS® Blended Research Growth Portfolio seeks capital appreciation.

MFS® Blended Research Value Portfolio seeks capital appreciation.

MFS® Emerging Markets Equity Portfolio seeks capital appreciation.

MFS® Global Growth Portfolio seeks capital appreciation.

MFS® Global Total Return Portfolio seeks total return.

MFS® International Growth Portfolio seeks capital appreciation.

MFS® International Value Portfolio seeks capital appreciation.

MFS® Research International Portfolio seeks capital appreciation.

The Securities and Exchange Commission has not approved or disapproved the funds’ shares or determined whether this prospectus is accurate or complete. Anyone who tells you otherwise is committing a crime.

RISK RETURN SUMMARY

MFS Blended Research Core Equity Portfolio (formerly, Massachusetts Investors Trust Series)

Investment Objective

The fund’s investment objective is to seek capital appreciation. The fund’s objective may be changed without shareholder approval.

Principal Investment Strategies

MFS (Massachusetts Financial Services Company, the fund’s investment adviser) normally invests at least 80% of the fund’s net assets in equity securities.

In selecting investments for the fund, MFS is not constrained to any particular investment style. MFS may invest the fund’s assets in the stocks of companies it believes to have above average earnings growth potential compared to other companies (growth companies), in the stocks of companies it believes are undervalued compared to their perceived worth (value companies), or in a combination of growth and value companies.

While MFS may invest the fund’s assets in companies of any size, MFS generally focuses on companies with large capitalizations.

MFS may invest the fund’s assets in foreign securities.

MFS may use derivatives for different purposes, including to earn income and enhance returns, to increase or decrease exposure to a particular market, to manage or adjust the risk profile of the fund, or as alternatives to direct investments.

Investments for the fund are selected based on fundamental and quantitative analysis. MFS uses bottom-up fundamental analysis of issuers and their potential in light of their current financial condition and industry position, and market, economic, political, and regulatory conditions. Factors considered may include analysis of earnings, cash flows, competitive position and management ability. MFS also uses proprietary quantitative models to forecast the expected return of an investment. Factors considered by the quantitative model include valuation, price momentum and earnings quality.

MFS may engage in active and frequent trading in pursuing the fund’s principal investment strategies.

In response to market, economic, political, or other conditions, MFS may depart from the fund’s principal investment strategies by temporarily investing for defensive purposes.

Principal Investment Types

Equity Securities: Equity securities represent an ownership interest, or the right to acquire an ownership interest, in a company or other issuer. Different types of equity securities provide different voting and dividend rights and priorities in the event of bankruptcy of the issuer. Equity securities include common stocks, preferred stocks, securities convertible into stocks, and depository receipts for those securities.

Derivatives: Derivatives are financial instruments whose value is based on the value of one or more indicators, such as a security, asset, currency, interest rate, credit rating or index. Derivatives often involve a counterparty to the transaction. Derivatives include futures, forward contracts, options, structured notes, inverse floating rate instruments, swaps, caps, floors, and collars.

Principal Risks

As with any mutual fund, you could lose money on your investment in the fund. An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.

The principal risks of investing in the fund are:

Stock Market Risk: The price of an equity security fluctuates in response to issuer, market, economic, industry, political, and regulatory developments. Prices can decrease significantly in response to these developments, and these developments can affect a single issuer, issuers within a broad market sector, industry or geographic region, or the market in general. Different parts of the market and different types of securities can react differently to these developments. For example, the stocks of growth companies can react differently from the stocks of value companies, and the stocks of large cap companies can react differently from the stocks of small cap companies. Certain unanticipated events, such as natural disasters, terrorist attacks, war, and other geopolitical events, can have a dramatic adverse effect on stock markets.

Company Risk: Changes in the financial condition of a company or other issuer, changes in specific market, economic, political, and regulatory conditions that affect a particular type of investment or issuer, and changes in general market, economic, political, and regulatory conditions can adversely affect the price of an investment. The price of securities of smaller, less well-known companies can be more volatile than the price of securities of larger companies or the market in general.

Foreign Risk: Investments in securities of foreign companies, securities of companies with significant foreign exposure, and foreign currencies can involve additional risks relating to market, economic, political, or regulatory conditions and developments. Political, social, and economic instability, the imposition of currency or capital controls, or the expropriation or nationalization of assets in a particular country can cause dramatic declines in that country’s economy. Less stringent regulatory, accounting, and disclosure requirements for issuers and markets are more common in certain foreign countries. Enforcing legal rights can be difficult, costly, and slow in certain foreign countries and can be particularly difficult against foreign governments. Changes in currency exchange rates can affect the U.S. dollar value of foreign currency investments and investments denominated in foreign currencies. Additional risks of foreign investments include trading, settlement, custodial, and other operational risks, and withholding and other taxes. These factors can make foreign investments, especially those in emerging markets, more volatile and less liquid than U.S. investments. In addition, foreign markets can react differently to market, economic, political, or regulatory developments than the U.S. market.

Derivatives Risk: Derivatives can be highly volatile and involve risks in addition to the risks of the underlying indicator(s). Gains or losses from derivatives can be substantially greater than the derivatives’ original cost, and therefore, can involve leverage. Derivatives can be complex instruments and can involve analysis that differs from that required for other investment types used by the fund. If the value of a derivative does not correlate well with the particular market or other asset class the derivative is intended to provide exposure to, the derivative may not have the effect anticipated. Derivatives can also reduce the opportunity for gain or result in losses by offsetting positive returns in other investments. Derivatives can be less liquid than other types of investments.

Investment Selection Risk: The MFS analysis of an investment can be incorrect and its selection of investments can lead to an investment focus that results in the fund underperforming other funds with similar investment strategies and/or underperforming the markets in which the fund invests.

Counterparty and Third Party Risk: Transactions involving a counterparty other than the issuer of the instrument, or a third party responsible for servicing the instrument, are subject to the credit risk of the counterparty or third party, and to the counterparty’s or third party’s ability to perform in accordance with the terms of the transaction.

Liquidity Risk: Certain investments and types of investments are subject to restrictions on resale, may trade in the over-the-counter market or in limited volume, or may not have an active trading market. As a result, it may not be possible to sell the investment at any particular time or at an acceptable price.

Leveraging Risk: Certain transactions, including when-issued, delayed-delivery, and forward commitment purchases, loans of portfolio securities, and the use of some derivatives, can result in leverage. Leverage involves investment exposure in an amount exceeding the initial investment. In transactions involving leverage, a relatively small market movement or change in other underlying indicator can lead to significantly larger losses to the fund. Leverage can cause increased volatility by magnifying gains or losses on underlying investments.

Frequent Trading Risk: Frequent trading increases transaction costs, which may reduce the fund’s return.

Defensive Investing Risk: When MFS invests defensively, different factors could affect the fund’s performance and the fund may not achieve its investment objective. In addition, the defensive strategy may not work as intended.

Information about investment strategies and investment types not described in the Prospectus and the risks associated with those investment strategies and investment types are described in the fund’s Statement of Additional Information (“SAI”).

Bar Chart and Performance Table

The bar chart and performance table below are intended to indicate some of the risks of investing in the fund by showing changes in the fund’s performance over time. The performance table also shows how the fund’s performance over time compares with that of a broad measure of market performance.

The chart and table provide past performance information. The fund’s past performance does not necessarily indicate how the fund will perform in the future. The returns shown do not reflect fees and expenses imposed by the separate accounts established by insurance companies in order to serve as investment vehicles for variable annuity and variable life insurance contracts, qualified pension and retirement plans, and other eligible investors. If these fees and expenses were included, they would reduce these returns.

Bar Chart. The bar chart shows changes over time in the annual total return of Initial Class shares for the past ten calendar years, and assumes the reinvestment of distributions.

^	The 2003 total return includes proceeds received by the fund from a non-recurring litigation settlement. Excluding the effect of this payment, the fund’s 2003 annual total return would have been 22.82%. (See Financial Highlights below for more information.)
*	The 2004 total return includes proceeds received by the fund as a result of an administrative proceeding regarding disclosure of brokerage allocation practices in connection with fund sales. Excluding the effect of this payment, the fund’s 2004 annual total return would have been lower. (See Financial Highlights below for more information.)

During the periods shown in the bar chart, the highest quarterly return was 19.16% (for the calendar quarter ended December 31, 1998) and the lowest quarterly return was (15.85%) (for the calendar quarter ended September 30, 2002).

Performance Table. This table shows how the average annual total returns of the fund compare to a broad measure of market performance, and assumes the reinvestment of distributions.

Average Annual Total Returns (for the Periods Ended December 31, 2006)

	1 Year	5 Years^	10 Years^
MFS Blended Research Core Equity Portfolio (formerly, Massachusetts Investors Trust Series) – Initial Class Shares	13.30%	5.75%	6.93%
Benchmark Comparisons (Returns Before Taxes)
Standard & Poor’s 500 Stock Index*†	15.79%	6.19%	8.42%

^	A portion of each of the returns includes proceeds received by the fund from unrelated non-recurring events (see “Financial Highlights”).
*	The Standard & Poor’s 500 Stock Index is a capitalization-weighted index of 500 widely held equity securities, designed to measure broad U.S. equity performance.
†	Source: FactSet Research Systems Inc.

All performance results reflect any applicable fee and expense waivers in effect during the periods shown; without these, the results would have been lower.

The fund commenced investment operations on November 14, 1986, with the offering of Initial Class shares.

MFS Blended Research Growth Portfolio

Investment Objective

The fund’s investment objective is to seek capital appreciation. The fund’s objective may be changed without shareholder approval.

Principal Investment Strategies

MFS normally invests the fund’s assets primarily in equity securities.

MFS focuses on investing the fund’s assets in the stocks of companies it believes to have above average earnings growth potential compared to other companies (growth companies). Growth companies tend to have stock prices that are high relative to their earnings, dividends, book value, or other financial measures.

While MFS may invest the fund’s assets in companies of any size, MFS generally focuses on companies with large capitalizations.

MFS may invest the fund’s assets in foreign securities.

MFS may use derivatives for different purposes, including to earn income and enhance returns, to increase or decrease exposure to a particular market, to manage or adjust the risk profile of the fund, or as alternatives to direct investments.

Investments for the fund are selected based on fundamental and quantitative analysis. MFS uses bottom-up fundamental analysis of issuers and their potential in light of their current financial condition and industry position, and market, economic, political, and regulatory conditions. Factors considered may include analysis of earnings, cash flows, competitive position and management ability. MFS also uses proprietary quantitative models to forecast the expected return of an investment. Factors considered by the quantitative model include valuation, price momentum and earnings quality.

MFS may engage in active and frequent trading in pursuing the fund’s principal investment strategies.

In response to market, economic, political, or other conditions, MFS may depart from the fund’s principal investment strategies by temporarily investing for defensive purposes.

Principal Investment Types

Equity Securities: Equity securities represent an ownership interest, or the right to acquire an ownership interest, in a company or other issuer. Different types of equity securities provide different voting and dividend rights and priorities in the event of bankruptcy of the issuer. Equity securities include common stocks, preferred stocks, securities convertible into stocks, and depository receipts for those securities.

Derivatives: Derivatives are financial instruments whose value is based on the value of one or more indicators, such as a security, asset, currency, interest rate, credit rating or index. Derivatives often involve a counterparty to the transaction. Derivatives include futures, forward contracts, options, structured notes, inverse floating rate instruments, swaps, caps, floors, and collars.

Principal Risks

As with any mutual fund, you could lose money on your investment in the fund. An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.

The principal risks of investing in the fund are:

Stock Market Risk: The price of an equity security fluctuates in response to issuer, market, economic, industry, political, and regulatory developments. Prices can decrease significantly in response to these developments, and these developments can affect a single issuer, issuers within a broad market sector, industry or geographic region, or the market in general. Different parts of the market and different types of securities can react differently to these developments. For example, the stocks of growth companies can react differently from the stocks of value companies, and the stocks of large cap companies can react differently from the stocks of small cap companies. Certain unanticipated events, such as natural disasters, terrorist attacks, war, and other geopolitical events, can have a dramatic adverse effect on stock markets.

Company Risk: Changes in the financial condition of a company or other issuer, changes in specific market, economic, political, and regulatory conditions that affect a particular type of investment or issuer, and changes in general market, economic, political, and regulatory conditions can adversely affect the price of an investment. The price of securities of smaller, less well-known companies can be more volatile than the price of securities of larger companies or the market in general.

Growth Company Risk: The stocks of growth companies can be more sensitive to the company’s earnings and more volatile than the market in general.

Foreign Risk: Investments in securities of foreign companies, securities of companies with significant foreign exposure, and foreign currencies can involve additional risks relating to market, economic, political, or regulatory conditions and developments. Political, social, and economic instability, the imposition of currency or capital controls, or the expropriation or nationalization of assets in a particular country can cause dramatic declines in that country’s economy. Less stringent regulatory, accounting, and disclosure requirements for issuers and markets are more common in certain foreign countries. Enforcing legal rights can be difficult, costly, and slow in certain foreign countries and can be particularly difficult against foreign governments. Changes in currency exchange rates can affect the U.S. dollar value of foreign currency investments and investments denominated in foreign currencies. Additional risks of foreign investments include trading, settlement, custodial, and other operational risks, and withholding and other taxes. These factors can make foreign investments, especially those in emerging markets, more volatile and less liquid than U.S. investments. In addition, foreign markets can react differently to market, economic, political, or regulatory developments than the U.S. market.

Derivatives Risk: Derivatives can be highly volatile and involve risks in addition to the risks of the underlying indicator(s). Gains or losses from derivatives can be substantially greater than the derivatives’ original cost, and therefore, can involve leverage. Derivatives can be complex instruments and can involve analysis that differs from that required for other investment types used by the fund. If the value of a derivative does not correlate well with the particular market or other asset class the derivative is intended to provide exposure to, the derivative may not have the effect anticipated. Derivatives can also reduce the opportunity for gain or result in losses by offsetting positive returns in other investments. Derivatives can be less liquid than other types of investments.

Investment Selection Risk: The MFS analysis of an investment can be incorrect and its selection of investments can lead to an investment focus that results in the fund underperforming other funds with similar investment strategies and/or underperforming the markets in which the fund invests.

Counterparty and Third Party Risk: Transactions involving a counterparty other than the issuer of the instrument, or a third party responsible for servicing the instrument, are subject to the credit risk of the counterparty or third party, and to the counterparty’s or third party’s ability to perform in accordance with the terms of the transaction.

Liquidity Risk: Certain investments and types of investments are subject to restrictions on resale, may trade in the over-the-counter market or in limited volume, or may not have an active trading market. As a result, it may not be possible to sell the investment at any particular time or at an acceptable price.

Leveraging Risk: Certain transactions, including when-issued, delayed-delivery, and forward commitment purchases, loans of portfolio securities, and the use of some derivatives, can result in leverage. Leverage involves investment exposure in an amount exceeding the initial investment. In transactions involving leverage, a relatively small market movement or change in other underlying indicator can lead to significantly larger losses to the fund. Leverage can cause increased volatility by magnifying gains or losses on underlying investments.

Frequent Trading Risk: Frequent trading increases transaction costs, which may reduce the fund’s return.

Defensive Investing Risk: When MFS invests defensively, different factors could affect the fund’s performance and the fund may not achieve its investment objective. In addition, the defensive strategy may not work as intended.

Information about investment strategies and investment types not described in the Prospectus and the risks associated with those investment strategies and investment types are described in the fund’s Statement of Additional Information (“SAI”).

Bar Chart and Performance Table

The bar chart and performance table are not included because the fund has not had a full calendar year of investment operations.

MFS Blended Research Value Portfolio

Investment Objective

The fund’s investment objective is to seek capital appreciation. The fund’s objective may be changed without shareholder approval.

Principal Investment Strategies

MFS normally invests the fund’s assets primarily in equity securities.

MFS focuses on investing the fund’s assets in the stocks of companies that it believes are undervalued compared to their perceived worth (value companies). Value companies tend to have stock prices that are low relative to their earnings, dividends, assets, or other financial measures.

While MFS may invest the fund’s assets in companies of any size, MFS generally focuses on companies with large capitalizations.

MFS may invest the fund’s assets in foreign securities.

MFS may use derivatives for different purposes, including to earn income and enhance returns, to increase or decrease exposure to a particular market, to manage or adjust the risk profile of the fund, or as alternatives to direct investments.

Investments for the fund are selected based on fundamental and quantitative analysis. MFS uses bottom-up fundamental analysis of issuers and their potential in light of their current financial condition and industry position, and market, economic, political, and regulatory conditions. Factors considered may include analysis of earnings, cash flows, competitive position and management ability. MFS also uses proprietary quantitative models to forecast the expected return of an investment. Factors considered by the quantitative model include valuation, price momentum and earnings quality.

MFS may engage in active and frequent trading in pursuing the fund’s principal investment strategies.

In response to market, economic, political, or other conditions, MFS may depart from the fund’s principal investment strategies by temporarily investing for defensive purposes.

Principal Investment Types

Equity Securities: Equity securities represent an ownership interest, or the right to acquire an ownership interest, in a company or other issuer. Different types of equity securities provide different voting and dividend rights and priorities in the event of bankruptcy of the issuer. Equity securities include common stocks, preferred stocks, securities convertible into stocks, and depository receipts for those securities.

Derivatives: Derivatives are financial instruments whose value is based on the value of one or more indicators, such as a security, asset, currency, interest rate, credit rating or index. Derivatives often involve a counterparty to the transaction. Derivatives include futures, forward contracts, options, structured notes, inverse floating rate instruments, swaps, caps, floors, and collars.

Principal Risks

As with any mutual fund, you could lose money on your investment in the fund. An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.

The principal risks of investing in the fund are:

Stock Market Risk: The price of an equity security fluctuates in response to issuer, market, economic, industry, political, and regulatory developments. Prices can decrease significantly in response to these developments, and these developments can affect a single issuer, issuers within a broad market sector, industry or geographic region, or the market in general. Different parts of the market and different types of securities can react differently to these developments. For example, the stocks of growth companies can react differently from the stocks of value companies, and the stocks of large cap companies can react differently from the stocks of small cap companies. Certain unanticipated events, such as natural disasters, terrorist attacks, war, and other geopolitical events, can have a dramatic adverse effect on stock markets.

Company Risk: Changes in the financial condition of a company or other issuer, changes in specific market, economic, political, and regulatory conditions that affect a particular type of investment or issuer, and changes in general market, economic, political, and regulatory conditions can adversely affect the price of an investment. The price of securities of smaller, less well-known companies can be more volatile than the price of securities of larger companies or the market in general.

Value Company Risk: The stocks of value companies can continue to be undervalued for long periods of time and not realize their expected value.

Foreign Risk: Investments in securities of foreign companies, securities of companies with significant foreign exposure, and foreign currencies can involve additional risks relating to market, economic, political, or regulatory conditions and developments. Political, social, and economic instability, the imposition of currency or capital controls, or the expropriation or nationalization of assets in a particular country can cause dramatic declines in that country’s economy. Less stringent regulatory, accounting, and disclosure requirements for issuers and markets are more common in certain foreign countries. Enforcing legal rights can be difficult, costly, and slow in certain foreign countries and can be particularly difficult against foreign governments. Changes in currency exchange rates can affect the U.S. dollar value of foreign currency investments and investments denominated in foreign currencies. Additional risks of foreign investments include trading, settlement, custodial, and other operational risks, and withholding and other taxes. These factors can make foreign investments, especially those in emerging markets, more volatile and less liquid than U.S. investments. In addition, foreign markets can react differently to market, economic, political, or regulatory developments than the U.S. market.

Derivatives Risk: Derivatives can be highly volatile and involve risks in addition to the risks of the underlying indicator(s). Gains or losses from derivatives can be substantially greater than the derivatives’ original cost, and therefore, can involve leverage. Derivatives can be complex instruments and can involve analysis that differs from that required for other investment types used by the fund. If the value of a derivative does not correlate well with the particular market or other asset class the derivative is intended to provide exposure to, the derivative may not have the effect anticipated. Derivatives can also reduce the opportunity for gain or result in losses by offsetting positive returns in other investments. Derivatives can be less liquid than other types of investments.

Investment Selection Risk: The MFS analysis of an investment can be incorrect and its selection of investments can lead to an investment focus that results in the fund underperforming other funds with similar investment strategies and/or underperforming the markets in which the fund invests.

Counterparty and Third Party Risk: Transactions involving a counterparty other than the issuer of the instrument, or a third party responsible for servicing the instrument, are subject to the credit risk of the counterparty or third party, and to the counterparty’s or third party’s ability to perform in accordance with the terms of the transaction.

Liquidity Risk: Certain investments and types of investments are subject to restrictions on resale, may trade in the over-the-counter market or in limited volume, or may not have an active trading market. As a result, it may not be possible to sell the investment at any particular time or at an acceptable price.

Leveraging Risk: Certain transactions, including when-issued, delayed-delivery, and forward commitment purchases, loans of portfolio securities, and the use of some derivatives, can result in leverage. Leverage involves investment exposure in an amount exceeding the initial investment. In transactions involving leverage, a relatively small market movement or change in other underlying indicator can lead to significantly larger losses to the fund. Leverage can cause increased volatility by magnifying gains or losses on underlying investments.

Frequent Trading Risk: Frequent trading increases transaction costs, which may reduce the fund’s return.

Defensive Investing Risk: When MFS invests defensively, different factors could affect the fund’s performance and the fund may not achieve its investment objective. In addition, the defensive strategy may not work as intended.

Information about investment strategies and investment types not described in the Prospectus and the risks associated with those investment strategies and investment types are described in the fund’s Statement of Additional Information (“SAI”).

Bar Chart and Performance Table

The bar chart and performance table are not included because the fund has not had a full calendar year of investment operations.

MFS Emerging Markets Equity Portfolio

Investment Objective

The fund’s investment objective is to seek capital appreciation. The fund’s objective may be changed without shareholder approval.

Principal Investment Strategies

MFS normally invests at least 80% of the fund’s net assets in equity securities of issuers that are tied economically to emerging market countries. Emerging market countries may include countries determined to have emerging market economies, taking into account a number of factors, including whether a particular country has a low to middle economy according to the International Bank for Reconstruction and Development (the World Bank), the country’s foreign currency debt rating, its political and economic stability, and the development of its financial and capital markets. Such countries are located in Latin America, Asia, Africa, the Middle East, and the developing countries of Europe, primarily Eastern Europe.

MFS may invest the fund’s assets in companies of any size.

MFS may invest a relatively high percentage of the fund’s assets in a single country, a small number of countries, or a particular geographic region.

MFS may invest a relatively high percentage of the fund’s assets in a single issuer or a small number of issuers.

MFS may use derivatives for different purposes, including to earn income and enhance returns, to increase or decrease exposure to a particular market, to manage or adjust the risk profile of the fund, or as alternatives to direct investments.

MFS uses a bottom-up investment approach in buying and selling investments for the fund. Investments are selected primarily based on fundamental analysis of issuers and their potential in light of their current financial condition and industry position, and market, economic, political, and regulatory conditions. Factors considered may include analysis of earnings, cash flows, competitive position, and management ability. Quantitative analysis of these and other factors may also be considered.

MFS may engage in active and frequent trading in pursuing the fund’s principal investment strategies.

In response to market, economic, political, or other conditions, MFS may depart from the fund’s principal investment strategies by temporarily investing for defensive purposes.

Principal Investment Types

Equity Securities: Equity securities represent an ownership interest, or the right to acquire an ownership interest, in a company or other issuer. Different types of equity securities provide different voting and dividend rights and priorities in the event of bankruptcy of the issuer. Equity securities include common stocks, preferred stocks, securities convertible into stocks, and depository receipts for those securities.

Derivatives: Derivatives are financial instruments whose value is based on the value of one or more indicators, such as a security, asset, currency, interest rate, credit rating or index. Derivatives often involve a counterparty to the transaction. Derivatives include futures, forward contracts, options, structured notes, inverse floating rate instruments, swaps, caps, floors, and collars.

Principal Risks

As with any mutual fund, you could lose money on your investment in the fund. An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.

The principal risks of investing in the fund are:

Stock Market Risk: The price of an equity security fluctuates in response to issuer, market, economic, industry, political, and regulatory developments. Prices can decrease significantly in response to these developments, and these developments can affect a single issuer, issuers within a broad market sector, industry or geographic region, or the market in general. Different parts of the market and different types of securities can react differently to these developments. For example, the stocks of growth companies can react differently from the stocks of value companies, and the stocks of large cap companies can react differently from the stocks of small cap companies. Certain unanticipated events, such as natural disasters, terrorist attacks, war, and other geopolitical events, can have a dramatic adverse effect on stock markets.

Company Risk: Changes in the financial condition of a company or other issuer, changes in specific market, economic, political, and regulatory conditions that affect a particular type of investment or issuer, and changes in general market, economic, political, and regulatory conditions can adversely affect the price of an investment. The price of securities of smaller, less well-known companies can be more volatile than the price of securities of larger companies or the market in general.

Foreign Risk: Investments in securities of foreign companies, securities of companies with significant foreign exposure, and foreign currencies can involve additional risks relating to market, economic, political, or regulatory conditions and developments. Political, social, and economic instability, the imposition of currency or capital controls, or the expropriation or nationalization of assets in a particular country can cause dramatic declines in that country’s economy. Less stringent regulatory, accounting, and disclosure requirements for issuers and markets are more common in certain foreign countries. Enforcing legal rights can be difficult, costly, and slow in certain foreign countries, and can be particularly difficult against foreign governments. Additional risks of foreign investments include trading, settlement, custodial, and other operational risks, and withholding and other taxes. These factors can make foreign investments, especially those in emerging markets, more volatile and less liquid than U.S. investments. In addition, foreign markets can react differently to market, economic, political, or regulatory developments than the U.S. market.

Emerging Markets Risk: Emerging markets investments can involve additional and greater risks than the risks associated with investments in developed foreign markets securities. Emerging markets typically have less economic development, market structure and depth and regulatory oversight than developed countries. Emerging markets can also be subject to greater political, social, and economic instability. These factors can make emerging market investments more volatile and less liquid than investments in developed markets.

Currency Risk: A decline in the value of a foreign currency relative to the U.S. dollar reduces the value of the foreign currency and investments denominated in that currency. In addition, the use of foreign exchange contracts to reduce foreign currency exposure can eliminate some or all of the benefit of an increase in the value of a foreign currency versus the U.S. dollar. The value of foreign currencies relative to the U.S. dollar fluctuates in response to, among other factors, interest rate changes, intervention (or failure to intervene) by U.S. or foreign governments, central banks, or supranational entities such as the International Monetary Fund, the imposition of currency controls, and other political or regulatory developments in the U.S. or abroad. Foreign currency values can decrease significantly both in the short term and over the long term in response to these and other developments.

Geographic Concentration Risk: Because MFS may invest a relatively large percentage of the fund’s assets in issuers located in a single country, a small number of countries, or a particular geographic region, the fund’s performance could be closely tied to the market, currency, economic, political, or regulatory conditions and developments in those countries or that region, and could be more volatile than the performance of more geographically-diversified funds.

Issuer Focus Risk: Because MFS may invest a relatively large percentage of the fund’s assets in a single issuer or small number of issuers, the fund’s performance could be closely tied to the value of that one issuer or issuers, and could be more volatile than the performance of more diversified funds.

Derivatives Risk: Derivatives can be highly volatile and involve risks in addition to the risks of the underlying indicator(s). Gains or losses from derivatives can be substantially greater than the derivatives’ original cost, and therefore, can involve leverage. Derivatives can be complex instruments and can involve analysis that differs from that required for other investment types used by the fund. If the value of a derivative does not correlate well with the particular market or other asset class the derivative is intended to provide exposure to, the derivative may not have the effect anticipated. Derivatives can also reduce the opportunity for gain or result in losses by offsetting positive returns in other investments. Derivatives can be less liquid than other types of investments.

Investment Selection Risk: The MFS analysis of an investment can be incorrect and its selection of investments can lead to an investment focus that results in the fund underperforming other funds with similar investment strategies and/or underperforming the markets in which the fund invests.

Counterparty and Third Party Risk: Transactions involving a counterparty other than the issuer of the instrument, or a third party responsible for servicing the instrument, are subject to the credit risk of the counterparty or third party, and to the counterparty’s or third party’s ability to perform in accordance with the terms of the transaction.

Liquidity Risk: Certain investments and types of investments are subject to restrictions on resale, may trade in the over-the-counter market or in limited volume, or may not have an active trading market. As a result, it may not be possible to sell the investment at any particular time or at an acceptable price.

Leveraging Risk: Certain transactions, including when-issued, delayed-delivery, and forward commitment purchases, loans of portfolio securities, and the use of some derivatives, can result in leverage. Leverage involves investment exposure in an amount exceeding the initial investment. In transactions involving leverage, a relatively small market movement or change in other underlying indicator can lead to significantly larger losses to the fund. Leverage can cause increased volatility by magnifying gains or losses on underlying investments.

Frequent Trading Risk: Frequent trading increases transaction costs, which may reduce the fund’s return.

Defensive Investing Risk: When MFS invests defensively, different factors could affect the fund’s performance and the fund may not achieve its investment objective. In addition, the defensive strategy may not work as intended.

Information about investment strategies and investment types not described in the Prospectus and the risks associated with those investment strategies and investment types are described in the fund’s Statement of Additional Information (“SAI”).

Bar Chart and Performance Table

The bar chart and performance table below are intended to indicate some of the risks of investing in the fund by showing changes in the fund’s performance over time. The performance table also shows how the fund’s performance over time compares with that of a broad measure of market performance.

The chart and table provide past performance information. The fund’s past performance does not necessarily indicate how the fund will perform in the future. The returns shown do not reflect fees and expenses imposed by the separate accounts established by insurance companies in order to serve as investment vehicles for variable annuity and variable life insurance contracts, qualified pension and retirement plans, and other eligible investors. If these fees and expenses were included, they would reduce these returns.

Bar Chart. The bar chart shows changes over time in the annual total return of Initial Class shares for the past ten calendar years, and assumes the reinvestment of distributions.

During the periods shown in the bar chart, the highest quarterly return was 29.33% (for the calendar quarter ended December 31, 1999) and the lowest quarterly return was (22.68)% (for the calendar quarter ended September 30, 1998).

Performance Table. This table shows how the average annual total returns of the fund compare to a broad measure of market performance, and assumes the reinvestment of distributions.

Average Annual Total Returns (for the Periods Ended December 31, 2006)

	1 Year	5 Years	10 Years
MFS Emerging Markets Equity Portfolio – Initial Class Shares	30.16%	27.66%	11.82%
Benchmark Comparisons (Returns Before Taxes)
MSCI Emerging Markets Index*†	32.59%	26.97%	9.40%

*	The Morgan Stanley Capital International (MSCI) Emerging Markets Index is a market capitalization index that is designed to measure equity market performance in the global emerging markets.
†	Source: FactSet Research Systems Inc.

All performance results reflect any applicable fee and expense waivers in effect during the periods shown; without these, the results would have been lower.

The fund commenced investment operations on June 5, 1996 with the offering of Initial Class shares.

Prior to November 30, 1999, Foreign & Colonial Management Ltd. (“FCM”) and its subsidiary, Foreign & Colonial Emerging Markets Limited (“FCEM”), managed certain assets of the fund. MFS assumed all portfolio management responsibilities from FCM and FCEM for the fund on November 30, 1999. Performance information for periods prior to November 30, 1999 reflects this former sub-investment advisory relationship.

MFS Global Growth Portfolio

Investment Objective

The fund’s investment objective is to seek capital appreciation. The fund’s objective may be changed without shareholder approval.

Principal Investment Strategies

MFS normally invests the fund’s assets primarily in U.S. and foreign equity securities, including emerging market equity securities.

MFS may invest a relatively high percentage of the fund’s assets in a single country, a small number of countries, or a particular geographic region.

MFS focuses on investing the fund’s assets in the stocks of companies it believes to have above average earnings growth potential compared to other companies (growth companies). Growth companies tend to have stock prices that are high relative to their earnings, dividends, book value, or other financial measures.

MFS may invest the fund’s assets in companies of any size.

MFS may use derivatives for different purposes, including to earn income and enhance returns, to increase or decrease exposure to a particular market, to manage or adjust the risk profile of the fund, or as alternatives to direct investments.

MFS uses a bottom-up investment approach in buying and selling investments for the fund. Investments are selected primarily based on fundamental analysis of issuers and their potential in light of their current financial condition and industry position, and market, economic, political, and regulatory conditions. Factors considered may include analysis of earnings, cash flows, competitive position, and management ability. Quantitative analysis of these and other factors may also be considered.

MFS may engage in active and frequent trading in pursuing the fund’s principal investment strategies.

In response to market, economic, political, or other conditions, MFS may depart from the fund’s principal investment strategies by temporarily investing for defensive purposes.

Principal Investment Types

Equity Securities: Equity securities represent an ownership interest, or the right to acquire an ownership interest, in a company or other issuer. Different types of equity securities provide different voting and dividend rights and priorities in the event of bankruptcy of the issuer. Equity securities include common stocks, preferred stocks, securities convertible into stocks, and depository receipts for those securities.

Derivatives: Derivatives are financial instruments whose value is based on the value of one or more indicators, such as a security, asset, currency, interest rate, credit rating or index. Derivatives often involve a counterparty to the transaction. Derivatives include futures, forward contracts, options, structured notes, inverse floating rate instruments, swaps, caps, floors, and collars.

Principal Risks

As with any mutual fund, you could lose money on your investment in the fund. An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.

The principal risks of investing in the fund are:

Stock Market Risk: The price of an equity security fluctuates in response to issuer, market, economic, industry, political, and regulatory developments. Prices can decrease significantly in response to these developments, and these developments can affect a single issuer, issuers within a broad market sector, industry or geographic region, or the market in general. Different parts of the market and different types of securities can react differently to these developments. For example, the stocks of growth companies can react differently from the stocks of value companies, and the stocks of large cap companies can react differently from the stocks of small cap companies. Certain unanticipated events, such as natural disasters, terrorist attacks, war, and other geopolitical events, can have a dramatic adverse effect on stock markets.

Company Risk: Changes in the financial condition of a company or other issuer, changes in specific market, economic, political, and regulatory conditions that affect a particular type of investment or issuer, and changes in general market, economic, political, and regulatory conditions can adversely affect the price of an investment. The price of securities of smaller, less well-known companies can be more volatile than the price of securities of larger companies or the market in general.

Growth Company Risk: The stocks of growth companies can be more sensitive to the company’s earnings and more volatile than the market in general.

Foreign Risk: Investments in securities of foreign companies, securities of companies with significant foreign exposure, and foreign currencies can involve additional risks relating to market, economic, political, or regulatory conditions and developments. Political, social, and economic instability, the imposition of currency or capital controls, or the expropriation or nationalization of assets in a particular country can cause dramatic declines in that country’s economy. Less stringent regulatory, accounting, and disclosure requirements for issuers and markets are more common in certain foreign countries. Enforcing legal rights can be difficult, costly, and slow in certain foreign countries, and can be particularly difficult against foreign governments. Additional risks of foreign investments include trading, settlement, custodial, and other operational risks, and withholding and other taxes. These factors can make foreign investments, especially those in emerging markets, more volatile and less liquid than U.S. investments. In addition, foreign markets can react differently to market, economic, political, or regulatory developments than the U.S. market.

Emerging Markets Risk: Emerging markets investments can involve additional and greater risks than the risks associated with investments in developed foreign markets securities. Emerging markets typically have less economic development, market structure and depth and regulatory oversight than developed countries. Emerging markets can also be subject to greater political, social, and economic instability. These factors can make emerging market investments more volatile and less liquid than investments in developed markets.

Currency Risk: A decline in the value of a foreign currency relative to the U.S. dollar reduces the value of the foreign currency and investments denominated in that currency. In addition, the use of foreign exchange contracts to reduce foreign currency exposure can eliminate some or all of the benefit of an increase in the value of a foreign currency versus the U.S. dollar. The value of foreign currencies relative to the U.S. dollar fluctuates in response to, among other factors, interest rate changes, intervention (or failure to intervene) by U.S. or foreign governments, central banks, or supranational entities such as the International Monetary Fund, the imposition of currency controls, and other political or regulatory developments in the U.S. or abroad. Foreign currency values can decrease significantly both in the short term and over the long term in response to these and other developments.

Geographic Concentration Risk: Because MFS may invest a relatively large percentage of the fund’s assets in issuers located in a single country, a small number of countries, or a particular geographic region, the fund’s performance could be closely tied to the market, currency, economic, political, or regulatory conditions and developments in those countries or that region, and could be more volatile than the performance of more geographically-diversified funds.

Derivatives Risk: Derivatives can be highly volatile and involve risks in addition to the risks of the underlying indicator(s). Gains or losses from derivatives can be substantially greater than the derivatives’ original cost, and therefore, can involve leverage. Derivatives can be complex instruments and can involve analysis that differs from that required for other investment types used by the fund. If the value of a derivative does not correlate well with the particular market or other asset class the derivative is intended to provide exposure to, the derivative may not have the effect anticipated. Derivatives can also reduce the opportunity for gain or result in losses by offsetting positive returns in other investments. Derivatives can be less liquid than other types of investments.

Investment Selection Risk: The MFS analysis of an investment can be incorrect and its selection of investments can lead to an investment focus that results in the fund underperforming other funds with similar investment strategies and/or underperforming the markets in which the fund invests.

Counterparty and Third Party Risk: Transactions involving a counterparty other than the issuer of the instrument, or a third party responsible for servicing the instrument, are subject to the credit risk of the counterparty or third party, and to the counterparty’s or third party’s ability to perform in accordance with the terms of the transaction.

Liquidity Risk: Certain investments and types of investments are subject to restrictions on resale, may trade in the over-the-counter market or in limited volume, or may not have an active trading market. As a result, it may not be possible to sell the investment at any particular time or at an acceptable price.

Leveraging Risk: Certain transactions, including when-issued, delayed-delivery, and forward commitment purchases, loans of portfolio securities, and the use of some derivatives, can result in leverage. Leverage involves investment exposure in an amount exceeding the initial investment. In transactions involving leverage, a relatively small market movement or change in other underlying indicator can lead to significantly larger losses to the fund. Leverage can cause increased volatility by magnifying gains or losses on underlying investments.

Frequent Trading Risk: Frequent trading increases transaction costs, which may reduce the fund’s return.

Defensive Investing Risk: When MFS invests defensively, different factors could affect the fund’s performance and the fund may not achieve its investment objective. In addition, the defensive strategy may not work as intended.

Information about investment strategies and investment types not described in the Prospectus and the risks associated with those investment strategies and investment types are described in the fund’s Statement of Additional Information (“SAI”).

Bar Chart and Performance Table

The bar chart and performance table below are intended to indicate some of the risks of investing in the fund by showing changes in the fund’s performance over time. The performance table also shows how the fund’s performance over time compares with that of a broad measure of market performance (and one or more other performance measures).

The chart and table provide past performance information. The fund’s past performance does not necessarily indicate how the fund will perform in the future. The returns shown do not reflect fees and expenses imposed by the separate accounts established by insurance companies in order to serve as investment vehicles for variable annuity and variable life insurance contracts, qualified pension and retirement plans, and other eligible investors. If these fees and expenses were included, they would reduce these returns.

Bar Chart. The bar chart shows changes over time in the annual total return of Initial Class shares for the past ten calendar years, and assumes the reinvestment of distributions.

^	The 2003 total return includes proceeds received by the fund from a non-recurring litigation settlement. Excluding the effect of this payment, the fund’s 2003 annual total return would have been 34.65%. (See Financial Highlights below for more information.)
*	The 2004 total return includes proceeds received by the fund as a result of an administrative proceeding regarding disclosure of brokerage allocation practices in connection with fund sales. Excluding the effect of this payment, the fund’s 2004 annual total return would have been lower. (See Financial Highlights below for more information.)

During the periods shown in the bar chart, the highest quarterly return was 45.60% (for the calendar quarter ended December 31, 1999) and the lowest quarterly return was (19.71)% (for the calendar quarter ended September 30, 2001).

Performance Table. This table shows how the average annual total returns of the fund compare to a broad measure of market performance and one or more other performance measures, and assumes the reinvestment of distributions.

Average Annual Total Returns (for the Periods Ended December 31, 2006)

	1 Year	5 Years^	10 Years^
MFS Global Growth Portfolio – Initial Class Shares	17.37%	10.28%	9.67%
Benchmark Comparisons (Returns Before Taxes)
MSCI All Country World Growth Index*†	16.74%	8.69%	6.36%
MSCI World Growth Index**†	15.48%	7.80%	6.14%

^	A portion of each of the returns includes proceeds received by the fund from unrelated non-recurring events (see “Financial Highlights”).
*	The Morgan Stanley Capital International (MSCI) All Country World Growth Index is a market capitalization index that is designed to measure equity market performance for growth securities in the global developed and emerging markets.
**	The Morgan Stanley Capital International (MSCI) World Growth Index is a market capitalization index that is designed to measure global developed market equity performance for growth securities.
†	Source: FactSet Research Systems Inc.

All performance results reflect any applicable fee and expense waivers in effect during the periods shown; without these, the results would have been lower.

The fund commenced investment operations on November 16, 1993 with the offering of Initial Class shares.

MFS Global Total Return Portfolio

Investment Objective

The fund’s investment objective is to seek total return. The fund’s objective may be changed without shareholder approval.

Principal Investment Strategies

MFS invests the fund’s assets in equity securities and debt instruments. MFS seeks to invest between 40% and 75% of the fund’s net assets in equity securities and at least 25% of the fund’s total assets in fixed-income senior securities.

MFS may invest the fund’s assets in U.S. and foreign securities, including emerging market securities.

MFS may invest a relatively high percentage of the fund’s assets in a single country, a small number of countries, or a particular geographic region.

MFS focuses on investing the fund’s assets in the stocks of companies that it believes are undervalued compared to their perceived worth (value companies). Value companies tend to have stock prices that are low relative to their earnings, dividends, assets, or other financial measures.

While MFS may invest the fund’s assets in companies of any size, MFS generally focuses on companies with large capitalizations.

MFS generally invests substantially all of the fund’s investments in debt instruments in investment grade debt instruments.

MFS may invest the fund’s assets in mortgage dollar rolls.

MFS may use derivatives for different purposes, including to earn income and enhance returns, to increase or decrease exposure to a particular market, to manage or adjust the risk profile of the fund, or as alternatives to direct investments.

MFS uses a bottom-up investment approach in buying and selling investments for the fund. Investments are selected primarily based on fundamental analysis of issuers or instruments in light of market, economic, political, and regulatory conditions. Factors considered for equity securities may include analysis of earnings, cash flows, competitive position, and management ability. Quantitative analysis of these and other factors may also be considered. Factors considered for debt instruments may include the instrument’s credit quality, collateral characteristics and indenture provisions and the issuer’s management ability, capital structure, leverage, and ability to meet its current obligations. Quantitative analysis of the structure of a debt instrument and its features may also be considered.

MFS may engage in active and frequent trading in pursuing the fund’s principal investment strategies.

In response to market, economic, political, or other conditions, MFS may depart from the fund’s principal investment strategies by temporarily investing for defensive purposes.

Principal Investment Types

Equity Securities: Equity securities represent an ownership interest, or the right to acquire an ownership interest, in a company or other issuer. Different types of equity securities provide different voting and dividend rights and priorities in the event of bankruptcy of the issuer. Equity securities include common stocks, preferred stocks, securities convertible into stocks, and depository receipts for those securities.

Debt Instruments: Debt instruments represent obligations of corporations, governments, and other entities to repay money borrowed. The issuer or borrower usually pays a fixed, variable, or floating rate of interest, and must repay the amount borrowed, usually at the maturity of the instrument. Some debt instruments, such as zero coupon bonds, do not pay current interest but are sold at a discount from their face values. Other debt instruments, such as certain mortgage-backed and other asset-backed securities, make periodic payments of interest and/or principal. Some debt instruments are partially or fully secured by collateral supporting the payment of interest and principal.

Corporate Bonds: Corporate bonds are debt instruments issued by domestic or foreign corporations or similar entities.

U.S. Government Securities: U.S. Government securities are securities issued or guaranteed by the U.S. Treasury, by an agency or instrumentality of the U.S. Government, or by a U.S. Government-sponsored entity. Certain U.S. Government securities may not be supported as to the payment of principal and interest by the full faith and credit of the U.S. Treasury or the ability to borrow from the U.S. Treasury. Some U.S. Government securities may be supported as to the payment of principal and interest only by the credit of the entity issuing or guaranteeing the security.

Foreign Government Securities: Foreign government securities are debt instruments issued, guaranteed, or supported, as to the payment of principal and interest, by foreign governments, foreign government agencies, foreign semi-governmental entities or supranational entities, or debt instruments issued by entities organized and operated for the purpose of restructuring the outstanding foreign government securities. Foreign government securities may not be supported as to the payment of principal and interest by the full faith and credit of the foreign government.

Collateralized Instruments: Collateralized instruments include mortgage-backed securities and other interests in pools of assets, such as loans or receivables. Payment of principal and interest generally depends on the cash flows generated by the underlying assets and the terms of the instrument. Certain collateralized instruments offer multiple classes that differ in terms of their priority to receive principal and/or interest payments under the terms of the instrument. Collateralized instruments typically involve a third party responsible for servicing the instrument and performing operational functions such as collecting and aggregating principal, interest and escrow payments, accounting and loan analysis.

Inflation-Adjusted Debt Instruments: Inflation-adjusted debt instruments are debt instruments whose principal and/or interest are adjusted for inflation. Inflation-adjusted debt instruments issued by the U.S. Treasury pay a fixed rate of interest that is applied to an inflation-adjusted principal amount. The principal amount is adjusted based on changes in the Consumer Price Index. The principal due at maturity is typically equal to the inflation-adjusted principal amount, or to the instrument’s original par value, whichever is greater. Other types of inflation-adjusted debt instruments may use other methods of adjusting for inflation, and other measures of inflation. Other issuers of inflation-adjusted debt instruments include U.S. Government agencies, instrumentalities and sponsored entities, corporations, and foreign governments.

Municipal Instruments: Municipal instruments are issued to raise money for a variety of public and private purposes, including general financing for state and local governments, or financing for a specific project or public facility. Municipal instruments include general obligation bonds of municipalities, local or state governments, project or revenue-specific bonds, municipal lease obligations, and prerefunded or escrowed bonds. Municipal instruments may be fully or partially supported by the local government, by the credit of a private issuer, by the current or anticipated revenues from a specific project or assets, by the issuer’s pledge to make annual appropriations for lease payments, or by domestic or foreign entities providing credit support, such as letters of credit, guarantees, or insurance.

Mortgage Dollar Rolls: Mortgage dollar rolls are simultaneous agreements with a third party both to sell a mortgage-backed security and to purchase a similar security from the third party on a later date, for an agreed-upon price.

Derivatives: Derivatives are financial instruments whose value is based on the value of one or more indicators, such as a security, asset, currency, interest rate, credit rating or index. Derivatives often involve a counterparty to the transaction. Derivatives include futures, forward contracts, options, structured notes, inverse floating rate instruments, swaps, caps, floors, and collars.

Principal Risks

As with any mutual fund, you could lose money on your investment in the fund. An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.

The principal risks of investing in the fund are:

Stock Market Risk: The price of an equity security fluctuates in response to issuer, market, economic, industry, political, and regulatory developments. Prices can decrease significantly in response to these developments, and these developments can affect a single issuer, issuers within a broad market sector, industry or geographic region, or the market in general. Different parts of the market and different types of securities can react differently to these developments. For example, the stocks of growth companies can react differently from the stocks of value companies, and the stocks of large cap companies can react differently from the stocks of small cap companies. Certain unanticipated events, such as natural disasters, terrorist attacks, war, and other geopolitical events, can have a dramatic adverse effect on stock markets.

Company Risk: Changes in the financial condition of a company or other issuer, changes in specific market, economic, political, and regulatory conditions that affect a particular type of investment or issuer, and changes in general market, economic, political, and regulatory conditions can adversely affect the price of an investment. The price of securities of smaller, less well-known companies can be more volatile than the price of securities of larger companies or the market in general.

Value Company Risk: The stocks of value companies can continue to be undervalued for long periods of time and not realize their expected value.

Interest Rate Risk: The price of a debt instrument changes in response to interest rate changes. In general, the price of a debt instrument falls when interest rates rise and rises when interest rates fall. Instruments with longer maturities, or that do not pay current interest, are more sensitive to interest rate changes. In addition, short-term and long-term interest rates do not necessarily move in the same direction or by the same amount. An instrument’s reaction to interest rate changes depends on the timing of its interest and principal payments and the current interest rate for each of those time periods. Instruments with floating interest rates can be less sensitive to interest rate changes. In response to an interest rate decline, instruments that provide the issuer with the right to call or redeem the instrument prior to maturity may be called or redeemed, resulting in the reinvestment of proceeds in other investments at a lower interest rate.

Credit Risk: The value of a debt instrument depends, in part, on the issuer’s or borrower’s credit quality or ability to pay principal and interest when due. The value of a debt instrument is likely to fall if an issuer or borrower defaults on its obligation to pay principal or interest or if the instrument’s credit rating is downgraded by a credit rating agency. The value of a debt instrument can also decline in response to changes in the financial condition of the issuer or borrower, changes in specific market, economic, industry, political, and regulatory conditions that affect a particular type of instrument, issuer, or borrower, and changes in general market, economic, political, and regulatory conditions. Certain unanticipated events, such as natural disasters, terrorist attacks, war, and other geopolitical events can have a dramatic effect on the value of a debt instrument. For certain types of instruments, including derivatives, the value of the instrument depends in part on the credit quality of the counterparty to the transaction. For other types of debt instruments, including collateralized instruments, the price of the debt instrument also depends on the credit quality and adequacy of the underlying assets or collateral. Enforcing rights against the underlying assets or collateral may be difficult, or the underlying assets or collateral may be insufficient, if the issuer defaults.

Foreign Risk: Investments in securities of foreign companies, securities of companies with significant foreign exposure, and foreign currencies can involve additional risks relating to market, economic, political, or regulatory conditions and developments. Political, social, and economic instability, the imposition of currency or capital controls, or the expropriation or nationalization of assets in a particular country can cause dramatic declines in that country’s economy. Less stringent regulatory, accounting, and disclosure requirements for issuers and markets are more common in certain foreign countries. Enforcing legal rights can be difficult, costly, and slow in certain foreign countries, and can be particularly difficult against foreign governments. Additional risks of foreign investments include trading, settlement, custodial, and other operational risks, and withholding and other taxes. These factors can make foreign investments, especially those in emerging markets, more volatile and less liquid than U.S. investments. In addition, foreign markets can react differently to market, economic, political, or regulatory developments than the U.S. market.

Emerging Markets Risk: Emerging markets investments can involve additional and greater risks than the risks associated with investments in developed foreign markets securities. Emerging markets typically have less economic development, market structure and depth and regulatory oversight than developed countries. Emerging markets can also be subject to greater political, social, and economic instability. These factors can make emerging market investments more volatile and less liquid than investments in developed markets.

Currency Risk: A decline in the value of a foreign currency relative to the U.S. dollar reduces the value of the foreign currency and investments denominated in that currency. In addition, the use of foreign exchange contracts to reduce foreign currency exposure can eliminate some or all of the benefit of an increase in the value of a foreign currency versus the U.S. dollar. The value of foreign currencies relative to the U.S. dollar fluctuates in response to, among other factors, interest rate changes, intervention (or failure to intervene) by U.S. or foreign governments, central banks, or supranational entities such as the International Monetary Fund, the imposition of currency controls, and other political or regulatory developments in the U.S. or abroad. Foreign currency values can decrease significantly both in the short term and over the long term in response to these and other developments.

Geographic Concentration Risk: Because MFS may invest a relatively large percentage of the fund’s assets in issuers located in a single country, a small number of countries, or a particular geographic region, the fund’s performance could be closely tied to the market, currency, economic, political, or regulatory conditions and developments in those countries or that region, and could be more volatile than the performance of more geographically-diversified funds.

Prepayment Risk: Many types of debt instruments, including mortgage-backed, asset-backed securities and municipal housing bonds, are subject to the risk of prepayment. Prepayment occurs when unscheduled payments of principal are made prior to an instrument’s maturity. Instruments subject to prepayment can offer less potential for gains during a declining interest rate environment and greater potential for loss in a rising interest rate environment. In addition, prepayment rates are difficult to predict and the potential impact of prepayment on the price of a debt instrument depends on the terms of the instrument and can result in significant volatility.

Inflation-Adjusting Risk: Interest payments on inflation-adjusted debt instruments can be unpredictable and vary based on the level of inflation. If inflation is negative, principal and income both can decline. In addition, the measure of inflation used may not correspond to the actual rate of inflation experienced by a particular individual.

Municipal Market Risk: The price of municipal instruments can be volatile, and significantly affected by adverse tax or court rulings, legislative or political changes, and by the financial developments of municipal issuers. Loss of the state income tax advantage of municipal instruments issued by a state through an adverse court ruling could have a significant negative impact on the value of such municipal instruments and the overall municipal market. Because many municipal instruments are issued to finance similar projects, especially those relating to education, health care, housing, utilities, and water and sewer, conditions in these industries can affect the overall municipal market. In addition, changes in the financial condition of an individual municipal insurer can affect the overall municipal market.

Derivatives Risk: Derivatives can be highly volatile and involve risks in addition to the risks of the underlying indicator(s). Gains or losses from derivatives can be substantially greater than the derivatives’ original cost, and therefore, can involve leverage. Derivatives can be complex instruments and can involve analysis that differs from that required for other investment types used by the fund. If the value of a derivative does not correlate well with the particular market or other asset class the derivative is intended to provide exposure to, the derivative may not have the effect anticipated. Derivatives can also reduce the opportunity for gain or result in losses by offsetting positive returns in other investments. Derivatives can be less liquid than other types of investments.

Investment Selection Risk: The MFS analysis of an investment can be incorrect and its selection of investments can lead to an investment focus that results in the fund underperforming other funds with similar investment strategies and/or underperforming the markets in which the fund invests.

Counterparty and Third Party Risk: Transactions involving a counterparty other than the issuer of the instrument, or a third party responsible for servicing the instrument, are subject to the credit risk of the counterparty or third party, and to the counterparty’s or third party’s ability to perform in accordance with the terms of the transaction.

Liquidity Risk: Certain investments and types of investments are subject to restrictions on resale, may trade in the over-the-counter market or in limited volume, or may not have an active trading market. As a result, it may not be possible to sell the investment at any particular time or at an acceptable price.

Leveraging Risk: Certain transactions, including when-issued, delayed-delivery, and forward commitment purchases loans of portfolio securities, mortgage dollar rolls, and the use of some derivatives, can result in leverage. Leverage involves investment exposure in an amount exceeding the initial investment. In transactions involving leverage, a relatively small market movement or change in other underlying indicator can lead to significantly larger losses to the fund. Leverage can cause increased volatility by magnifying gains or losses on underlying investments.

Frequent Trading Risk: Frequent trading increases transaction costs, which may reduce the fund’s return.

Defensive Investing Risk: When MFS invests defensively, different factors could affect the fund’s performance and the fund may not achieve its investment objective. In addition, the defensive strategy may not work as intended.

Information about investment strategies and investment types not described in the Prospectus and the risks associated with those investment strategies and investment types are described in the fund’s Statement of Additional Information (“SAI”).

Bar Chart and Performance Table

The bar chart and performance table below are intended to indicate some of the risks of investing in the fund by showing changes in the fund’s performance over time. The performance table also shows how the fund’s performance over time compares with that of a broad measure of market performance (and one or more other performance measures).

The chart and table provide past performance information. The fund’s past performance does not necessarily indicate how the fund will perform in the future. The returns shown do not reflect fees and expenses imposed by the separate accounts established by insurance companies in order to serve as investment vehicles for variable annuity and variable life insurance contracts, qualified pension and retirement plans, and other eligible investors. If these fees and expenses were included, they would reduce these returns.

Bar Chart. The bar chart shows changes over time in the annual total return of Initial Class shares for the past ten calendar years, and assumes the reinvestment of distributions.

During the periods shown in the bar chart, the highest quarterly return was 11.55% (for the calendar quarter ended June 30, 2003) and the lowest quarterly return was (6.29)% (for the calendar quarter ended March 31, 2001).

Performance Table. This table shows how the average annual total returns of the fund compare to a broad measure of market performance and one or more other performance measures, and assumes the reinvestment of distributions.

Average Annual Total Returns (for the Periods Ended December 31, 2006)

	1 Year	5 Years	10 Years
MFS Global Total Return Portfolio – Initial Class Shares	17.20%	12.00%	9.45%
Benchmark Comparisons (Returns Before Taxes)
MSCI World Index*†	20.65%	10.49%	8.08%
60% MSCI World Index/ 40% JPMorgan Global Government Bond Index**†	14.64%	9.89%	7.29%

*	Morgan Stanley Capital International (MSCI) World Index is a market capitalization index that is designed to measure global developed market equity performance.
**	This index is a composite index, 60% of which is the MSCI World Index and 40% of which is the JPMorgan Global Government Bond Index. The JPMorgan Global Government Bond Index measures developed government bond markets around the world.
†	Source: FactSet Research Systems Inc.

All performance results reflect any applicable fee and expense waivers in effect during the periods shown; without these, the results would have been lower.

The fund commenced investment operations on November 7, 1994 with the offering of Initial Class shares.

MFS International Growth Portfolio

Investment Objective

The fund’s investment objective is to seek capital appreciation. The fund’s objective may be changed without shareholder approval.

Principal Investment Strategies

MFS normally invests the fund’s assets primarily in foreign equity securities, including emerging market equity securities.

MFS may invest a relatively high percentage of the fund’s assets in a single country, a small number of countries, or a particular geographic region.

MFS focuses on investing the fund’s assets in the stocks of companies it believes to have above average earnings growth potential compared to other companies (growth companies). Growth companies tend to have stock prices that are high relative to their earnings, dividends, book value, or other financial measures.

MFS may invest the fund’s assets in companies of any size.

MFS may use derivatives for different purposes, including to earn income and enhance returns, to increase or decrease exposure to a particular market, to manage or adjust the risk profile of the fund, or as alternatives to direct investments.

MFS uses a bottom-up investment approach in buying and selling investments for the fund. Investments are selected primarily based on fundamental analysis of issuers and their potential in light of their current financial condition and industry position, and market, economic, political, and regulatory conditions. Factors considered may include analysis of earnings, cash flows, competitive position, and management ability. Quantitative analysis of these and other factors may also be considered.

MFS may engage in active and frequent trading in pursuing the fund’s principal investment strategies.

In response to market, economic, political, or other conditions, MFS may depart from the fund’s principal investment strategies by temporarily investing for defensive purposes.

Principal Investment Types

Equity Securities: Equity securities represent an ownership interest, or the right to acquire an ownership interest, in a company or other issuer. Different types of equity securities provide different voting and dividend rights and priorities in the event of bankruptcy of the issuer. Equity securities include common stocks, preferred stocks, securities convertible into stocks, and depository receipts for those securities.

Derivatives: Derivatives are financial instruments whose value is based on the value of one or more indicators, such as a security, asset, currency, interest rate, credit rating or index. Derivatives often involve a counterparty to the transaction. Derivatives include futures, forward contracts, options, structured notes, inverse floating rate instruments, swaps, caps, floors, and collars.

Principal Risks

As with any mutual fund, you could lose money on your investment in the fund. An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.

The principal risks of investing in the fund are:

Stock Market Risk: The price of an equity security fluctuates in response to issuer, market, economic, industry, political, and regulatory developments. Prices can decrease significantly in response to these developments, and these developments can affect a single issuer, issuers within a broad market sector, industry or geographic region, or the market in general. Different parts of the market and different types of securities can react differently to these developments. For example, the stocks of growth companies can react differently from the stocks of value companies, and the stocks of large cap companies can react differently from the stocks of small cap companies. Certain unanticipated events, such as natural disasters, terrorist attacks, war, and other geopolitical events, can have a dramatic adverse effect on stock markets.

Company Risk: Changes in the financial condition of a company or other issuer, changes in specific market, economic, political, and regulatory conditions that affect a particular type of investment or issuer, and changes in general market, economic, political, and regulatory conditions can adversely affect the price of an investment. The price of securities of smaller, less well-known companies can be more volatile than the price of securities of larger companies or the market in general.

Growth Company Risk: The stocks of growth companies can be more sensitive to the company’s earnings and more volatile than the market in general.

Foreign Risk: Investments in securities of foreign companies, securities of companies with significant foreign exposure, and foreign currencies can involve additional risks relating to market, economic, political, or regulatory conditions and developments. Political, social, and economic instability, the imposition of currency or capital controls, or the expropriation or nationalization of assets in a particular country can cause dramatic declines in that country’s economy. Less stringent regulatory, accounting, and disclosure requirements for issuers and markets are more common in certain foreign countries. Enforcing legal rights can be difficult, costly, and slow in certain foreign countries, and can be particularly difficult against foreign governments. Additional risks of foreign investments include trading, settlement, custodial, and other operational risks, and withholding and other taxes. These factors can make foreign investments, especially those in emerging markets, more volatile and less liquid than U.S. investments. In addition, foreign markets can react differently to market, economic, political, or regulatory developments than the U.S. market.

Emerging Markets Risk: Emerging markets investments can involve additional and greater risks than the risks associated with investments in developed foreign markets securities. Emerging markets typically have less economic development, market structure and depth and regulatory oversight than developed countries. Emerging markets can also be subject to greater political, social, and economic instability. These factors can make emerging market investments more volatile and less liquid than investments in developed markets.

Currency Risk: A decline in the value of a foreign currency relative to the U.S. dollar reduces the value of the foreign currency and investments denominated in that currency. In addition, the use of foreign exchange contracts to reduce foreign currency exposure can eliminate some or all of the benefit of an increase in the value of a foreign currency versus the U.S. dollar. The value of foreign currencies relative to the U.S. dollar fluctuates in response to, among other factors, interest rate changes, intervention (or failure to intervene) by U.S. or foreign governments, central banks, or supranational entities such as the International Monetary Fund, the imposition of currency controls, and other political or regulatory developments in the U.S. or abroad. Foreign currency values can decrease significantly both in the short term and over the long term in response to these and other developments.

Geographic Concentration Risk: Because MFS may invest a relatively large percentage of the fund’s assets in issuers located in a single country, a small number of countries, or a particular geographic region, the fund’s performance could be closely tied to the market, currency, economic, political, or regulatory conditions and developments in those countries or that region, and could be more volatile than the performance of more geographically-diversified funds.

Derivatives Risk: Derivatives can be highly volatile and involve risks in addition to the risks of the underlying indicator(s). Gains or losses from derivatives can be substantially greater than the derivatives’ original cost, and therefore, can involve leverage. Derivatives can be complex instruments and can involve analysis that differs from that required for other investment types used by the fund. If the value of a derivative does not correlate well with the particular market or other asset class the derivative is intended to provide exposure to, the derivative may not have the effect anticipated. Derivatives can also reduce the opportunity for gain or result in losses by offsetting positive returns in other investments. Derivatives can be less liquid than other types of investments.

Investment Selection Risk: The MFS analysis of an investment can be incorrect and its selection of investments can lead to an investment focus that results in the fund underperforming other funds with similar investment strategies and/or underperforming the markets in which the fund invests.

Counterparty and Third Party Risk: Transactions involving a counterparty other than the issuer of the instrument, or a third party responsible for servicing the instrument, are subject to the credit risk of the counterparty or third party, and to the counterparty’s or third party’s ability to perform in accordance with the terms of the transaction.

Liquidity Risk: Certain investments and types of investments are subject to restrictions on resale, may trade in the over-the-counter market or in limited volume, or may not have an active trading market. As a result, it may not be possible to sell the investment at any particular time or at an acceptable price.

Leveraging Risk: Certain transactions, including when-issued, delayed-delivery, and forward commitment purchases, loans of portfolio securities, and the use of some derivatives, can result in leverage. Leverage involves investment exposure in an amount exceeding the initial investment. In transactions involving leverage, a relatively small market movement or change in other underlying indicator can lead to significantly larger losses to the fund. Leverage can cause increased volatility by magnifying gains or losses on underlying investments.

Frequent Trading Risk: Frequent trading increases transaction costs, which may reduce the fund’s return.

Defensive Investing Risk: When MFS invests defensively, different factors could affect the fund’s performance and the fund may not achieve its investment objective. In addition, the defensive strategy may not work as intended.

Information about investment strategies and investment types not described in the Prospectus and the risks associated with those investment strategies and investment types are described in the fund’s Statement of Additional Information (“SAI”).

Bar Chart and Performance Table

The bar chart and performance table below are intended to indicate some of the risks of investing in the fund by showing changes in the fund’s performance over time. The performance table also shows how the fund’s performance over time compares with that of a broad measure of market performance.

The chart and table provide past performance information. The fund’s past performance does not necessarily indicate how the fund will perform in the future. The returns shown do not reflect fees and expenses imposed by the separate accounts established by insurance companies in order to serve as investment vehicles for variable annuity and variable life insurance contracts, qualified pension and retirement plans, and other eligible investors. If these fees and expenses were included, they would reduce these returns.

Bar Chart. The bar chart shows changes over time in the annual total return of Initial Class shares for the past ten calendar years, and assumes the reinvestment of distributions.

During the periods shown in the bar chart, the highest quarterly return was 26.08% (for the calendar quarter ended December 31, 1999) and the lowest quarterly return was (17.27)% (for the calendar quarter ended September 30, 1998).

Performance Table. This table shows how the average annual total returns of the fund compare to a broad measure of market performance, and assumes the reinvestment of distributions.

Average Annual Total Returns (for the Periods Ended December 31, 2006)

	1 Year	5 Years	10 Years
MFS International Growth Portfolio – Initial Class Shares	26.04%	16.05%	8.27%
Benchmark Comparisons (Returns Before Taxes)
MSCI EAFE (Europe, Australasia, Far East) Growth Index*†	22.69%	12.63%	5.35%

*	The MSCI (Morgan Stanley Capital International) EAFE (Europe, Australasia, Far East) Growth Index is a market capitalization index that is designed to measure developed market growth equity performance, excluding the U.S. and Canada.
†	Source: FactSet Research Systems Inc.

All performance results reflect any applicable fee and expense waivers in effect during the periods shown; without these, the results would have been lower.

The fund commenced investment operations on June 3, 1996 with the offering of Initial Class shares.

Prior to November 30, 1998, Foreign & Colonial Management Ltd. (“FCM”) and its subsidiary, Foreign & Colonial Emerging Markets Limited (“FCEM”), managed certain assets of the fund. MFS assumed all portfolio management responsibilities from FCM and FCEM for the fund on November 30, 1998. Performance information for periods prior to November 30, 1998 reflects this former sub-investment advisory relationship.

MFS International Value Portfolio

Investment Objective

The fund’s investment objective is to seek capital appreciation. The fund’s objective may be changed without shareholder approval.

Principal Investment Strategies

MFS normally invests the fund’s assets primarily in foreign equity securities, including emerging market equity securities.

MFS may invest a relatively high percentage of the fund’s assets in a single country, a small number of countries, or a particular geographic region.

MFS focuses on investing the fund’s assets in the stocks of companies that it believes are undervalued compared to their perceived worth (value companies). Value companies tend to have stock prices that are low relative to their earnings, dividends, assets, or other financial measures.

MFS may invest the fund’s assets in companies of any size.

MFS may use derivatives for different purposes, including to earn income and enhance returns, to increase or decrease exposure to a particular market, to manage or adjust the risk profile of the fund, or as alternatives to direct investments.

MFS uses a bottom-up investment approach in buying and selling investments for the fund. Investments are selected primarily based on fundamental analysis of issuers and their potential in light of their current financial condition and industry position, and market, economic, political, and regulatory conditions. Factors considered may include analysis of earnings, cash flows, competitive position, and management ability. Quantitative analysis of these and other factors may also be considered.

MFS may engage in active and frequent trading in pursuing the fund’s principal investment strategies.

In response to market, economic, political, or other conditions, MFS may depart from the fund’s principal investment strategies by temporarily investing for defensive purposes.

Principal Investment Types

Equity Securities: Equity securities represent an ownership interest, or the right to acquire an ownership interest, in a company or other issuer. Different types of equity securities provide different voting and dividend rights and priorities in the event of bankruptcy of the issuer. Equity securities include common stocks, preferred stocks, securities convertible into stocks, and depository receipts for those securities.

Derivatives: Derivatives are financial instruments whose value is based on the value of one or more indicators, such as a security, asset, currency, interest rate, credit rating or index. Derivatives often involve a counterparty to the transaction. Derivatives include futures, forward contracts, options, structured notes, inverse floating rate instruments, swaps, caps, floors, and collars.

Principal Risks

As with any mutual fund, you could lose money on your investment in the fund. An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.

The principal risks of investing in the fund are:

Stock Market Risk: The price of an equity security fluctuates in response to issuer, market, economic, industry, political, and regulatory developments. Prices can decrease significantly in response to these developments, and these developments can affect a single issuer, issuers within a broad market sector, industry or geographic region, or the market in general. Different parts of the market and different types of securities can react differently to these developments. For example, the stocks of growth companies can react differently from the stocks of value companies, and the stocks of large cap companies can react differently from the stocks of small cap companies. Certain unanticipated events, such as natural disasters, terrorist attacks, war, and other geopolitical events, can have a dramatic adverse effect on stock markets.

Company Risk: Changes in the financial condition of a company or other issuer, changes in specific market, economic, political, and regulatory conditions that affect a particular type of investment or issuer, and changes in general market, economic, political, and regulatory conditions can adversely affect the price of an investment. The price of securities of smaller, less well-known companies can be more volatile than the price of securities of larger companies or the market in general.

Value Company Risk: The stocks of value companies can continue to be undervalued for long periods of time and not realize their expected value.

Foreign Risk: Investments in securities of foreign companies, securities of companies with significant foreign exposure, and foreign currencies can involve additional risks relating to market, economic, political, or regulatory conditions and developments. Political, social, and economic instability, the imposition of currency or capital controls, or the expropriation or nationalization of assets in a particular country can cause dramatic declines in that country’s economy. Less stringent regulatory, accounting, and disclosure requirements for issuers and markets are more common in certain foreign countries. Enforcing legal rights can be difficult, costly, and slow in certain foreign countries, and can be particularly difficult against foreign governments. Additional risks of foreign investments include trading, settlement, custodial, and other operational risks, and withholding and other taxes. These factors can make foreign investments, especially those in emerging markets, more volatile and less liquid than U.S. investments. In addition, foreign markets can react differently to market, economic, political, or regulatory developments than the U.S. market.

Emerging Markets Risk: Emerging markets investments can involve additional and greater risks than the risks associated with investments in developed foreign markets securities. Emerging markets typically have less economic development, market structure and depth and regulatory oversight than developed countries. Emerging markets can also be subject to greater political, social, and economic instability. These factors can make emerging market investments more volatile and less liquid than investments in developed markets.

Currency Risk: A decline in the value of a foreign currency relative to the U.S. dollar reduces the value of the foreign currency and investments denominated in that currency. In addition, the use of foreign exchange contracts to reduce foreign currency exposure can eliminate some or all of the benefit of an increase in the value of a foreign currency versus the U.S. dollar. The value of foreign currencies relative to the U.S. dollar fluctuates in response to, among other factors, interest rate changes, intervention (or failure to intervene) by U.S. or foreign governments, central banks, or supranational entities such as the International Monetary Fund, the imposition of currency controls, and other political or regulatory developments in the U.S. or abroad. Foreign currency values can decrease significantly both in the short term and over the long term in response to these and other developments.

Geographic Concentration Risk: Because MFS may invest a relatively large percentage of the fund’s assets in issuers located in a single country, a small number of countries, or a particular geographic region, the fund’s performance could be closely tied to the market, currency, economic, political, or regulatory conditions and developments in those countries or that region, and could be more volatile than the performance of more geographically-diversified funds.

Derivatives Risk: Derivatives can be highly volatile and involve risks in addition to the risks of the underlying indicator(s). Gains or losses from derivatives can be substantially greater than the derivatives’ original cost, and therefore, can involve leverage. Derivatives can be complex instruments and can involve analysis that differs from that required for other investment types used by the fund. If the value of a derivative does not correlate well with the particular market or other asset class the derivative is intended to provide exposure to, the derivative may not have the effect anticipated. Derivatives can also reduce the opportunity for gain or result in losses by offsetting positive returns in other investments. Derivatives can be less liquid than other types of investments.

Investment Selection Risk: The MFS analysis of an investment can be incorrect and its selection of investments can lead to an investment focus that results in the fund underperforming other funds with similar investment strategies and/or underperforming the markets in which the fund invests.

Counterparty and Third Party Risk: Transactions involving a counterparty other than the issuer of the instrument, or a third party responsible for servicing the instrument, are subject to the credit risk of the counterparty or third party, and to the counterparty’s or third party’s ability to perform in accordance with the terms of the transaction.

Liquidity Risk: Certain investments and types of investments are subject to restrictions on resale, may trade in the over-the-counter market or in limited volume, or may not have an active trading market. As a result, it may not be possible to sell the investment at any particular time or at an acceptable price.

Leveraging Risk: Certain transactions, including when-issued, delayed-delivery, and forward commitment purchases, loans of portfolio securities, and the use of some derivatives, can result in leverage. Leverage involves investment exposure in an amount exceeding the initial investment. In transactions involving leverage, a relatively small market movement or change in other underlying indicator can lead to significantly larger losses to the fund. Leverage can cause increased volatility by magnifying gains or losses on underlying investments.

Frequent Trading Risk: Frequent trading increases transaction costs, which may reduce the fund’s return.

Defensive Investing Risk: When MFS invests defensively, different factors could affect the fund’s performance and the fund may not achieve its investment objective. In addition, the defensive strategy may not work as intended.

Information about investment strategies and investment types not described in the Prospectus and the risks associated with those investment strategies and investment types are described in the fund’s Statement of Additional Information (“SAI”).

Bar Chart and Performance Table

The bar chart and performance table below are intended to indicate some of the risks of investing in the fund by showing changes in the fund’s performance over time. The performance table also shows how the fund’s performance over time compares with that of a broad measure of market performance (and one or more other performance measures).

The chart and table provide past performance information. The fund’s past performance does not necessarily indicate how the fund will perform in the future. The returns shown do not reflect fees and expenses imposed by the separate accounts established by insurance companies in order to serve as investment vehicles for variable annuity and variable life insurance contracts, qualified pension and retirement plans, and other eligible investors. If these fees and expenses were included, they would reduce these returns.

Bar Chart. The bar chart shows changes over time in the annual total return of Initial Class shares for the past ten calendar years, and assumes the reinvestment of distributions.

During the periods shown in the bar chart, the highest quarterly return was 16.95% (for the calendar quarter ended December 31, 1999) and the lowest quarterly return was (14.72)% (for the calendar quarter ended September 30, 2002).

Performance Table. This table shows how the average annual total returns of the fund compare to a broad measure of market performance and one or more other performance measures, and assumes the reinvestment of distributions.

Average Annual Total Returns (for the Periods Ended December 31, 2006)

	1 Year	5 Years	10 Years
MFS International Value Portfolio – Initial Class Shares	29.23%	19.11%	11.75%
Benchmark Comparisons (Returns Before Taxes)
MSCI EAFE (Europe, Australasia, Far East) Index*†	26.86%	15.43%	8.06%
MSCI EAFE (Europe, Australasia, Far East) Value Index**†	31.05%	18.19%	10.62%

*	The MSCI (Morgan Stanley Capital International) EAFE (Europe, Australasia, Far East) Index is a market capitalization index that is designed to measure developed market equity performance, excluding the U.S. and Canada.
**	The MSCI (Morgan Stanley Capital International) EAFE (Europe, Australasia, Far East) Value Index is a market capitalization index that is designed to measure developed market equity performance for value securities, excluding the U.S. and Canada.
†	Source: FactSet Research Systems Inc.

All performance results reflect any applicable fee and expense waivers in effect during the periods shown; without these, the results would have been lower.

The fund commenced investment operations on October 2, 1995 with the offering of Initial Class shares.

Prior to September 8, 1997, Foreign & Colonial Management Ltd. (“FCM”) and its subsidiary, Foreign & Colonial Emerging Markets Limited (“FCEM”), managed certain assets of the fund. MFS assumed all portfolio management responsibilities from FCM and FCEM for the fund on September 8, 1997. Performance information for periods prior to September 8, 1997 reflects this former sub-investment advisory relationship.

MFS Research International Portfolio

Investment Objective

The fund’s investment objective is to seek capital appreciation. The fund’s objective may be changed without shareholder approval.

Principal Investment Strategies

MFS normally invests the fund’s assets primarily in foreign equity securities, including emerging market equity securities.

MFS may invest a relatively high percentage of the fund’s assets in a single country, a small number of countries, or a particular geographic region.

In selecting investments for the fund, MFS is not constrained to any particular investment style. MFS may invest the fund’s assets in the stocks of companies it believes to have above average earnings growth potential compared to other companies (growth companies), in the stocks of companies it believes are undervalued compared to their perceived worth (value companies), or in a combination of growth and value companies.

MFS may invest the fund’s assets in companies of any size.

MFS may use derivatives for different purposes, including to earn income and enhance returns, to increase or decrease exposure to a particular market, to manage or adjust the risk profile of the fund, or as alternatives to direct investments.

A team of investment research analysts selects investments for the fund. MFS allocates the fund’s assets to analysts by broad market sectors.

MFS uses a bottom-up investment approach in buying and selling investments for the fund. Investments are selected primarily based on fundamental analysis of issuers and their potential in light of their current financial condition and industry position, and market, economic, political, and regulatory conditions. Factors considered may include analysis of earnings, cash flows, competitive position, and management ability. Quantitative analysis of these and other factors may also be considered.

MFS may engage in active and frequent trading in pursuing the fund’s principal investment strategies.

In response to market, economic, political, or other conditions, MFS may depart from the fund’s principal investment strategies by temporarily investing for defensive purposes.

Principal Investment Types

Equity Securities: Equity securities represent an ownership interest, or the right to acquire an ownership interest, in a company or other issuer. Different types of equity securities provide different voting and dividend rights and priorities in the event of bankruptcy of the issuer. Equity securities include common stocks, preferred stocks, securities convertible into stocks, and depository receipts for those securities.

Derivatives: Derivatives are financial instruments whose value is based on the value of one or more indicators, such as a security, asset, currency, interest rate, credit rating or index. Derivatives often involve a counterparty to the transaction. Derivatives include futures, forward contracts, options, structured notes, inverse floating rate instruments, swaps, caps, floors, and collars.

Principal Risks

As with any mutual fund, you could lose money on your investment in the fund. An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.

The principal risks of investing in the fund are:

Stock Market Risk: The price of an equity security fluctuates in response to issuer, market, economic, industry, political, and regulatory developments. Prices can decrease significantly in response to these developments, and these developments can affect a single issuer, issuers within a broad market sector, industry or geographic region, or the market in general. Different parts of the market and different types of securities can react differently to these developments. For example, the stocks of growth companies can react differently from the stocks of value companies, and the stocks of large cap companies can react differently from the stocks of small cap companies. Certain unanticipated events, such as natural disasters, terrorist attacks, war, and other geopolitical events, can have a dramatic adverse effect on stock markets.

Company Risk: Changes in the financial condition of a company or other issuer, changes in specific market, economic, political, and regulatory conditions that affect a particular type of investment or issuer, and changes in general market, economic, political, and regulatory conditions can adversely affect the price of an investment. The price of securities of smaller, less well-known companies can be more volatile than the price of securities of larger companies or the market in general.

Foreign Risk: Investments in securities of foreign companies, securities of companies with significant foreign exposure, and foreign currencies can involve additional risks relating to market, economic, political, or regulatory conditions and developments. Political, social, and economic instability, the imposition of currency or capital controls, or the expropriation or nationalization of assets in a particular country can cause dramatic declines in that country’s economy. Less stringent regulatory, accounting, and disclosure requirements for issuers and markets are more common in certain foreign countries. Enforcing legal rights can be difficult, costly, and slow in certain foreign countries, and can be particularly difficult against foreign governments. Additional risks of foreign investments include trading, settlement, custodial, and other operational risks, and withholding and other taxes. These factors can make foreign investments, especially those in emerging markets, more volatile and less liquid than U.S. investments. In addition, foreign markets can react differently to market, economic, political, or regulatory developments than the U.S. market.

Emerging Markets Risk: Emerging markets investments can involve additional and greater risks than the risks associated with investments in developed foreign markets securities. Emerging markets typically have less economic development, market structure and depth and regulatory oversight than developed countries. Emerging markets can also be subject to greater political, social, and economic instability. These factors can make emerging market investments more volatile and less liquid than investments in developed markets.

Currency Risk: A decline in the value of a foreign currency relative to the U.S. dollar reduces the value of the foreign currency and investments denominated in that currency. In addition, the use of foreign exchange contracts to reduce foreign currency exposure can eliminate some or all of the benefit of an increase in the value of a foreign currency versus the U.S. dollar. The value of foreign currencies relative to the U.S. dollar fluctuates in response to, among other factors, interest rate changes, intervention (or failure to intervene) by U.S. or foreign governments, central banks, or supranational entities such as the International Monetary Fund, the imposition of currency controls, and other political or regulatory developments in the U.S. or abroad. Foreign currency values can decrease significantly both in the short term and over the long term in response to these and other developments.

Geographic Concentration Risk: Because MFS may invest a relatively large percentage of the fund’s assets in issuers located in a single country, a small number of countries, or a particular geographic region, the fund’s performance could be closely tied to the market, currency, economic, political, or regulatory conditions and developments in those countries or that region, and could be more volatile than the performance of more geographically-diversified funds.

Derivatives Risk: Derivatives can be highly volatile and involve risks in addition to the risks of the underlying indicator(s). Gains or losses from derivatives can be substantially greater than the derivatives’ original cost, and therefore, can involve leverage. Derivatives can be complex instruments and can involve analysis that differs from that required for other investment types used by the fund. If the value of a derivative does not correlate well with the particular market or other asset class the derivative is intended to provide exposure to, the derivative may not have the effect anticipated. Derivatives can also reduce the opportunity for gain or result in losses by offsetting positive returns in other investments. Derivatives can be less liquid than other types of investments.

Investment Selection Risk: The MFS analysis of an investment can be incorrect and its selection of investments can lead to an investment focus that results in the fund underperforming other funds with similar investment strategies and/or underperforming the markets in which the fund invests.

Counterparty and Third Party Risk: Transactions involving a counterparty other than the issuer of the instrument, or a third party responsible for servicing the instrument, are subject to the credit risk of the counterparty or third party, and to the counterparty’s or third party’s ability to perform in accordance with the terms of the transaction.

Liquidity Risk: Certain investments and types of investments are subject to restrictions on resale, may trade in the over-the-counter market or in limited volume, or may not have an active trading market. As a result, it may not be possible to sell the investment at any particular time or at an acceptable price.

Leveraging Risk: Certain transactions, including when-issued, delayed-delivery, and forward commitment purchases, loans of portfolio securities, and the use of some derivatives, can result in leverage. Leverage involves investment exposure in an amount exceeding the initial investment. In transactions involving leverage, a relatively small market movement or change in other underlying indicator can lead to significantly larger losses to the fund. Leverage can cause increased volatility by magnifying gains or losses on underlying investments.

Frequent Trading Risk: Frequent trading increases transaction costs, which may reduce the fund’s return.

Defensive Investing Risk: When MFS invests defensively, different factors could affect the fund’s performance and the fund may not achieve its investment objective. In addition, the defensive strategy may not work as intended.

Information about investment strategies and investment types not described in the Prospectus and the risks associated with those investment strategies and investment types are described in the fund’s Statement of Additional Information (“SAI”).

Bar Chart and Performance Table

The bar chart and performance table below are intended to indicate some of the risks of investing in the fund by showing changes in the fund’s performance over time. The performance table also shows how the fund’s performance over time compares with that of a broad measure of market performance.

The chart and table provide past performance information. The fund’s past performance does not necessarily indicate how the fund will perform in the future. The returns shown do not reflect fees and expenses imposed by the separate accounts established by insurance companies in order to serve as investment vehicles for variable annuity and variable life insurance contracts, qualified pension and retirement plans, and other eligible investors. If these fees and expenses were included, they would reduce these returns.

Bar Chart. The bar chart will show changes over time in the annual total return of Initial Class shares for the past ten calendar years, and assumes the reinvestment of distributions.

During the periods shown in the bar chart, the highest quarterly return was 33.00% (for the calendar quarter ended December 31, 1999) and the lowest quarterly return was (14.51)% (for the calendar quarter ended September 30, 2002).

Performance Table. This table shows how the average annual total returns of the fund compare to a broad measure of market performance, and assumes the reinvestment of distributions.

Average Annual Total Returns (for the Periods Ended December 31, 2006)

	1 Year	5 Years	Life#
MFS Research International Portfolio – Initial Class Shares	27.47%	16.38%	10.42%
Benchmark Comparisons (Returns Before Taxes)
MSCI EAFE (Europe, Australasia, Far East) Index *†	26.86%	15.43%	7.28%

#	Life refers to the period from the commencement of the fund’s investment operations, May 6, 1998, through December 31, 2006. Index information is from May 1, 1998.
*	The MSCI (Morgan Stanley Capital International) EAFE (Europe, Australasia, Far East) Index is a market capitalization index that is designed to measure developed market equity performance, excluding the U.S. and Canada.
†	Source: FactSet Research Systems Inc.

All performance results reflect any applicable fee and expense waivers in effect during the periods shown; without these, the results would have been lower.

The fund commenced investment operations on May 6, 1998 with the offering of Initial Class shares.

EXPENSE SUMMARY

Expense Table

This table describes the fees and expenses that you may pay when you hold shares of the fund. These expenses do not reflect the fees and expenses imposed by the separate accounts established by insurance companies in order to serve as investment vehicles for variable annuity and variable life insurance contracts, qualified pension and retirement plans, and other eligible investors. If these fees and expenses had been included, your expenses would be higher. The annual fund operating expenses are based on estimated expenses for the MFS Blended Research Growth Portfolio and the MFS Blended Research Value Portfolio, and current fiscal year end expenses incurred during the most recently completed fiscal year for the remaining funds. The fund’s annual operating expenses may vary in future years.

Annual Fund Operating Expenses (expenses that are deducted from fund assets):

Initial Class	MFS Blended Research Core Equity Portfolio (formerly, Massachusetts Investors Trust Series)	MFS Blended Research Growth Portfolio	MFS Blended Research Value Portfolio
Management Fee	0.55%	0.60%	0.60%
Distribution and/or Service (12b-1) Fees	N/A	N/A	N/A
Other Expenses(1)	0.06%	1.52%	1.52%

Total Annual Fund Operating Expenses(1)	0.61%	2.12%	2.12%
Fee Reductions(2)	(0.01)%	(1.52)%	(1.52)%

Net Expenses(1)	0.60%	0.60%	0.60%

Initial Class	MFS Emerging Markets Equity Portfolio	MFS Global Growth Portfolio	MFS Global Total Return Portfolio
Management Fee	1.05%	0.90%	0.75%
Distribution and/or Service (12b-1) Fees	N/A	N/A	N/A
Other Expenses(1)	0.48%	0.24%	0.18%

Total Annual Fund Operating Expenses(1)	1.53%	1.14%	0.93%

Initial Class	MFS International Growth Portfolio	MFS International Value Portfolio	MFS Research International Portfolio
Management Fee	0.90%	0.90%	0.90%
Distribution and/or Service (12b-1) Fees	N/A	N/A	N/A
Other Expenses(1)	0.22%	0.21%	0.23%

Total Annual Fund Operating Expenses(1)	1.12%	1.11%	1.13%

(1)	The fund has entered into an expense offset arrangement that reduces the fund’s custodian fee based upon the amount of cash maintained by the fund with its custodian. Such fee reduction is not reflected in the table. Had this fee reduction been taken into account, “Total Annual Fund Operating Expenses” or “Net Expenses”, as the case may be, would be lower.
(2)	MFS has agreed in writing to bear the MFS Blended Research Core Equity Portfolio’s (formerly, Massachusetts Investors Trust Series) expenses such that “Total Annual Fund Operating Expenses,” determined without giving effect to the expense offset arrangement described above, do not exceed 0.60% annually. This written agreement excludes interest, taxes, extraordinary expenses, brokerage and transaction costs and investment-related expenses, and will continue until at least April 30, 2010. Additionally, MFS has agreed in writing to bear each of the MFS Blended Research Growth Portfolio’s and the MFS Blended Research Value Portfolio’s expenses such that “Total Annual Fund Operating Expenses,” determined without giving effect to the expense offset arrangement described above, do not exceed 0.60% annually. This written agreement excludes interest, taxes, extraordinary expenses, brokerage and transaction costs, and investment-related expenses and will continue until at least April 30, 2009.

Example of Expenses

These examples are intended to help you compare the cost of investing in each fund with the cost of investing in other mutual funds. These examples do not reflect the fees and expenses imposed by the investment vehicle through which an investment in the fund is made. If these fees and expenses were included, your expenses would be higher.

The examples assume that:

•	You invest $10,000 in the fund for the time periods indicated and you redeem your shares at the end of the time periods (unless otherwise indicated);

•	Your investment has a 5% return each year and dividends and other distributions are reinvested; and

•

The fund’s operating expenses remain the same, except that the fund’s total operating expenses are assumed to take into account any written fee reductions for the period during which any written fee reductions are in effect (see “Expense Summary-Expense Table” above).

Although your actual costs may be higher or lower, under these assumptions your costs would be:

Fund	1 Year	3 Years	5 Years	10 Years
MFS Blended Research Core Equity Portfolio (formerly Massachusetts Investors Trust Series)
Initial Class	$61	$192	$337	$759
MFS Blended Research Growth Portfolio*
Initial Class	$61	$459	N/A	N/A
MFS Blended Research Value Portfolio*
Initial Class	$61	$459	N/A	N/A
MFS Emerging Markets Equity Portfolio
Initial Class	$156	$483	$834	$1,824
MFS Global Growth Portfolio
Initial Class	$116	$362	$628	$1,386
MFS Global Total Return Portfolio
Initial Class	$95	$296	$515	$1,143
MFS International Growth Portfolio
Initial Class	$114	$356	$617	$1,363
MFS International Value Portfolio
Initial Class	$113	$353	$612	$1,352
MFS Research International Portfolio
Initial Class	$115	$359	$622	$1,375

*	The fund commenced investment operations on December 19, 2007.

MANAGEMENT OF THE FUND

Investment Adviser

Massachusetts Financial Services Company (“MFS”), located at 500 Boylston Street, Boston, Massachusetts, serves as the investment adviser for each fund. Subject to the supervision of the Board of Trustees, MFS is responsible for managing each fund’s investments, executing transactions and providing related administrative services and facilities under an Investment Advisory Agreement between each fund and MFS.

For the fiscal year ended December 31, 2006, each fund paid MFS an effective management fee equal to the percentage of the fund’s average daily net assets as set forth below. The management fee set forth in each fund’s Investment Advisory Agreement is the percentage of the funds’ average daily net assets as set forth below.

Fund	Effective Management Fee	Management Fee As Set Forth in the Investment Advisory Agreement
MFS Blended Research Core Equity Portfolio (formerly, Massachusetts Investors Trust Series)	0.55%	0.55%
MFS Blended Research Growth Portfolio* MFS Blended Research Value Portfolio*	N/A	0.60%

MFS Emerging Markets Equity Portfolio	1.05%	1.05% of first $500 million; 1.00% in excess of $500 million

MFS Global Growth Portfolio	0.90%	0.90% of first $1 billion; 0.75% in excess of $1 billion up to $2 billion; 0.65% in excess of $2 billion

MFS Global Total Return Portfolio	0.75%	0.75% of first $300 million; 0.675% in excess of $300 million

MFS International Growth Portfolio MFS International Value Portfolio MFS Research International Portfolio	0.90%	0.90% of first $1 billion; 0.80% in excess of $1 billion up to $2 billion; 0.70% in excess of $2 billion

*	The fund commenced investment operations on December 19, 2007.

A discussion regarding the basis for the Board of Trustees’ approval of the Investment Advisory Agreement will be available in each fund’s annual report for the one year period that ends December 31 and for the period that ends December 31 for the MFS Blended Research Growth Portfolio and the MFS Blended Research Value Portfolio.

MFS is America‘s oldest mutual fund organization. MFS and its predecessor organizations have a history of money management dating from 1924 and the founding of the first mutual fund, Massachusetts Investors Trust. Net assets under the management of the MFS organization were approximately $204 billion as of September 30, 2007.

Since December 2003, MFS, MFS Fund Distributors, Inc., MFS Service Center, Inc., MFS Corporation Retirement Committee, Sun Life Financial Inc., various MFS funds, certain current and/or former Trustees of the MFS funds, and certain officers of MFS have been named as defendants in multiple lawsuits filed in federal and state courts. The various lawsuits generally allege that some or all of the defendants (i) permitted or acquiesced in market timing and/or late trading in some of the MFS funds, and inadequately disclosed MFS’ internal policies concerning market timing and such matters, (ii) received excessive compensation as fiduciaries with respect to the MFS funds, or (iii) permitted or acquiesced in the improper use of fund assets by MFS to support the distribution of MFS fund shares and inadequately disclosed MFS’ use of fund assets in this manner. The lawsuits assert that some or all of the defendants violated the federal securities laws, including the Securities Act of 1933 and the Securities Exchange Act of 1934, the Investment Company Act of 1940, and the Investment Advisers Act of 1940, the Employee Retirement Income Security Act of 1974 (ERISA), as well as fiduciary duties and other violations of common law. The lawsuits variously have been commenced as class actions or individual actions on behalf of investors who purchased, held, or redeemed shares of the MFS funds during specified periods, as ERISA actions by participants in certain retirement plan accounts on behalf of those accounts, or as derivative actions on behalf of the MFS funds.

The lawsuits relating to market timing and related matters have been transferred to, and consolidated before, the United States District Court for the District of Maryland, as part of a multi-district litigation of market timing and related claims involving several other fund complexes (In re Mutual Funds Investment Litigation (Alger, Columbia, Janus, MFS, One Group, Putnam, Allianz Dresdner), No. 1:04-md-15863 (transfer began March 19, 2004)). The market timing cases related to the MFS funds include Riggs v. MFS et al., Case No. 04-CV-01162-JFM (direct), Hammerslough v. MFS et al., Case No. 04-MD-01620 (derivative), Anita Walker v. MFS et al., Case No. 1:04-CV-01758 (ERISA), and Reaves v. MFS Series Trust I, et al., Case No. 1:05-CV-02220-JFM (Class B Shares). The plaintiffs in these consolidated lawsuits generally seek injunctive relief including removal of the named Trustees, adviser and distributor, rescission of contracts and 12b-1 Plans, disgorgement of fees and profits, monetary damages, punitive damages, attorney’s fees and costs and other equitable and declaratory relief. One lawsuit alleging improper brokerage allocation practices and excessive compensation is pending in the United States District Court for the District of Massachusetts (Forsythe v. Sun Life Financial Inc., et al., No. 04cv10584 (GAO) (a consolidated action, first filed on March 25, 2004). The plaintiffs in this lawsuit are generally seeking compensatory damages, punitive damages, recovery of fees, rescission of contracts, an accounting, restitution, equitable and/or injunctive relief and attorney’s fees and costs. Insofar as any of the actions is appropriately brought derivatively on behalf of any of the MFS funds, any recovery will inure to the benefit of the MFS funds. Several claims of the various lawsuits have been dismissed; MFS and the other named defendants continue to defend the various lawsuits.

Disclosure of Portfolio Holdings. The MFS funds have established a policy with respect to the disclosure of fund portfolio holdings. A description of this policy is provided in the SAI. In addition, the following information is generally available to you on the MFS Web site (mfs.com) by clicking “Products and Performance,” then “Variable Insurance Portfolios,” then “VIT II,” and then on a fund name:

Information	Approximate Date of Posting to Web Site
Fund’s top 10 securities holdings as of each month’s end	14 days after month end
Fund’s full securities holdings as of each month’s end	24 days after month end

If a fund has substantial investments in both equity and debt instruments, the fund’s top 10 equity holdings and top 10 debt holdings will be made available.

Note that the funds or MFS may suspend the posting of this information or modify the elements of this web posting policy without notice to shareholders. Once posted, the above information will remain available on the Web site until at least the date on which the fund files a Form N-CSR or Form N-Q for the period that includes the date as of which the Web site information is current.

Portfolio Manager(s)

Information regarding the portfolio manager(s) of each fund is set forth below. Further information regarding the portfolio manager(s), including other accounts managed, compensation, ownership of fund shares, and possible conflicts of interest, is available in the fund’s SAI. Each portfolio manager is primarily responsible for the day-to-day management of the fund.

Fund	Portfolio Manager	Primary Role	Since	Title and Five Year History
MFS Blended Research Core Equity Portfolio (formerly, Massachusetts Investors Trust Series)	Matthew Krummell	Portfolio Manager	2007	Investment Officer of MFS; employed in the investment area of MFS since 2001.

MFS Blended Research Growth Portfolio	Eric Weigel	Portfolio Manager	Inception	Investment Officer of MFS; employed in the investment area of MFS since 2007. Founder and Portfolio Manager for Long Point Partners, LLC from 2005 to 2007. Chief Investment Officer for Milestone International from 2004 to 2005. Various roles including Portfolio Manager at Pioneer Investments prior to 2004.

MFS Blended Research Value Portfolio	Jonathan W. Sage	Portfolio Manager	Inception	Investment Officer of MFS; employed in the investment area of MFS since 2000.

MFS Emerging Markets Equity Portfolio	Nicholas Smithie	Portfolio Manager	2002	Investment Officer of MFS; employed in the investment area of MFS since 1998.

MFS Global Growth Portfolio	Barry P. Dargan	Portfolio Manager	2003	Investment Officer of MFS; employed in the investment area of MFS since 1996.

	Nicholas Smithie	Portfolio Manager	2002	Investment Officer of MFS; employed in the investment area of MFS since 1998.

MFS Global Total Return Portfolio	Nevin P. Chitkara	Equities Portfolio Manager	2006	Investment Officer of MFS; employed in the investment area of MFS since 1997.

	Steven R. Gorham	Equities Portfolio Manager	2000	Investment Officer of MFS; employed in the investment area of MFS since 1992.

	Matthew W. Ryan	Debt Securities Portfolio	2002	Investment Officer of MFS; employed in the investment area of MFS since 1997.

	Erik S. Weisman	Debt Securities Portfolio Manager	2005	Investment Officer of MFS; employed in the investment area of MFS since 2002; Assistant to the U.S. Executive Director for the International Monetary Fund from 2000 to 2002.

	Barnaby Wiener	Equities Portfolio Manager	2003	Investment Officer of MFS; employed in the investment area of MFS since 1998.

MFS International Growth Portfolio	Barry P. Dargan	Portfolio Manager	2001	Investment Officer of MFS; employed in the investment area of MFS since 1996.

MFS International Value Portfolio	Barnaby Wiener	Portfolio Manager	2003	Investment Officer of MFS; employed in the investment area of MFS since 1996.

MFS Research International Portfolio	Jose Luis Garcia	Portfolio Manager, General Oversight of Team of Analysts	2005	Investment Officer of MFS; employed in the investment area of MFS since 2002.

	Thomas Melendez	Portfolio Manager, General Oversight of Team of Analysts	2005	Investment Officer of MFS; employed in the investment area of MFS since 2002.

Administrator

MFS provides each fund with certain financial, legal, and other administrative services under a Master Administrative Services Agreement between each fund and MFS. Under the Agreement, MFS is paid an annual fee for providing these services.

Distributor

MFS Fund Distributors, Inc. (referred to as MFD), a wholly owned subsidiary of MFS, is the distributor of shares of each fund.

Shareholder Servicing Agent

MFS Service Center, Inc. (“MFSC”), a wholly owned subsidiary of MFS, provides dividend and distribution disbursing and transfer agent and recordkeeping functions in connection with the issuance, transfer, and redemption of each class of shares of each fund under a Shareholder Servicing Agent Agreement. MFSC may receive a fee based on the assets in the funds plus out-of-pocket expenses.

DESCRIPTION OF SHARE CLASSES

Each fund offers Initial Class and Service Class shares. Initial Class shares are offered through this prospectus. If you would like to receive a copy of the prospectus for Service Class shares, please call the MFS Service Center.

Each fund offers Initial Class shares to separate accounts established by insurance companies to serve as investment vehicles for variable annuity and variable life insurance contracts, to qualified pension and retirement plans, and to any other person or plan permitted to hold shares of the trust pursuant to applicable Treasury Regulations without impairing the ability of insurance companies to satisfy the diversification requirements of Section 817(h) of the Internal Revenue Code (the “Code”).

Record Owner Compensation

Insurance companies, plan sponsors, and other eligible investors to whom shares of the funds are offered (collectively, together with their affiliates, “Record Owners”) receive various forms of compensation in connection with the sale of shares of the funds and/or the servicing of accounts. Record Owners may receive such compensation in the form of payments paid by MFD and/or one or more of its affiliates (for purposes of this section only, collectively, “MFD”) from MFD’s own additional resources.

The types of payments described above are not exclusive. Accordingly, Record Owners may receive payments under all or any combination of the above-referenced categories and such payments can be significant to the Record Owner. In addition, the compensation that Record Owners receive may vary by class of shares sold and among Record Owners. Depending upon the arrangements in place at any particular time, Record Owners may have a financial incentive to recommend a particular fund or share class.

Record Owners may receive all or a portion of the following payments: Distribution Plan distribution and service fees as described in “Description of Share Classes—Distribution and Service Fees.”

In addition, Record Owners may receive payments from MFD from MFD’s own additional resources as incentives to market the MFS funds, to cooperate with MFD’s promotional efforts and/or in recognition of their marketing, administrative services and/or processing support. This compensation from MFD is not reflected in the fees and expenses listed in the fee table section of the funds’ prospectus. MFD compensates Record Owners based on criteria established by MFD from time to time that consider, among other factors, the level and/or type of marketing and administrative support provided by the Record Owner, the level of assets attributable to and/or sales by the Record Owner, and the quality of the overall relationship with the Record Owner.

You can find further details in the SAI about the payments made by MFD and the services provided by Record Owners. Record Owners may charge you additional fees and/or commissions other than those disclosed in this prospectus. You can ask your Record Owner for information about any payments it receives from MFD and any services it provides, as well as about any fees and/or commissions it charges. Record Owners that market the funds may also act as, or be affiliated with, a broker/dealer in connection with a funds’ purchase or sale of portfolio securities. However, the funds and MFS do not consider Record Owners’ purchases of shares of the fund as a factor when choosing brokers/dealers to effect portfolio transactions for the fund.

HOW TO PURCHASE, EXCHANGE AND REDEEM SHARES

All purchases, redemptions, and exchanges of shares are made through insurance company separate accounts, plans, and other eligible investors that are the record owner of the shares. Contract holders, plan beneficiaries, and other investors seeking to purchase, redeem, or exchange interests in the fund’s shares should consult with the insurance company, plan sponsor or other eligible investor through which their investment in the fund is made.

Insurance companies, plan sponsors, and other eligible investors are the designees of the trust for receipt of purchase, exchange, and redemption orders from contract holders and plan beneficiaries. An order submitted to the fund’s designee by the valuation time will receive the net asset value next calculated, provided that the trust receives notice of the order generally by 11:00 a.m., Eastern time, on the next day on which the New York Stock Exchange is open for trading.

The fund may reject for any reason any purchase orders, including exchanges.

How to Exchange Shares

An exchange involves the redemption of shares of one fund and the purchase of shares of another fund. You can exchange shares of your fund for shares of the same class of any of the other fund at net asset value if shares of that fund are available for purchase by the insurance company separate account, plan, or other eligible investor through which your investment in the fund is made. See the prospectus or other materials for the investment vehicle through which your investment in the fund is made for a further discussion of the exchange privilege. You should read the prospectus of the fund into which you are exchanging and consider the differences in objectives, policies, and risks before making any exchange.

Other Considerations

Frequent Trading

•

Right To Reject Or Restrict Purchase and Exchange Orders. The Board of Trustees of the MFS funds has adopted the purchase and exchange limitation policies described below, which it believes are reasonably designed to discourage frequent fund share transactions. MFSC seeks to monitor and enforce these policies, subject to oversight by the Board of Trustees, pursuant to procedures approved by the Board of Trustees. The MFS funds may alter their policies at any time without notice to shareholders.

•

Purchase And Exchange Limitation Policies. The MFS funds reserve the right to restrict or reject, without any prior notice, any purchase or exchange order, including transactions believed to represent frequent trading activity. For example, MFSC may in its discretion restrict or reject a purchase or exchange order even if the transaction is not subject to specific exchange or other limitations described in this prospectus if MFSC determines that accepting the order could interfere with the efficient management of a fund’s portfolio, increase costs to the fund, dilute the value of an investment in the fund to long-term shareholders, or otherwise not be in the fund’s best interests. In the event that MFSC rejects an exchange request, neither the redemption nor the purchase side of the exchange will be processed. Each MFS fund reserves the right to delay for one business day the processing of exchange requests in the event that, in MFSC’s judgment, such delay would be in that fund’s best interest, in which case both the redemption and purchase side of the exchange will receive the funds’ net asset values at the conclusion of the delay period.

The MFS funds may rely upon the insurance company, plan or eligible investor’s policy to restrict frequent trading and its monitoring of such policy in lieu of the MFS fund’s policy if MFSC believes that such policy is reasonably designed to identify and curtail trading activity that is not in the best interests of the fund. The insurance company, plan, or other eligible investor through which your investment in a fund is made may impose transfer limitations and other limitations designed to curtail frequent trading which may be more or less restrictive than the MFS fund’s policy. In addition, the terms of a particular insurance company, plan, or other eligible investment vehicle may also limit the ability of the insurance company, plan, or other eligible investor to address frequent trading. Please refer to your insurance company contract, plan, or other material for the investment vehicle through which your investment in a fund is made for details.

•

Limitations On The Ability To Detect And Curtail Frequent Trading Practices. Shareholders seeking to engage in frequent trading practices may deploy a variety of strategies to avoid detection, and, despite the efforts of MFSC to prevent frequent trading, there is no assurance that MFSC will be able to identify such shareholders or curtail their trading practices. The ability of MFSC to detect and curtail frequent trading practices may also be limited by operational systems and technological limitations.

The MFS funds receive purchase, exchange, and redemption orders through insurance company and retirement plans which maintain omnibus accounts with the funds. Omnibus account arrangements are common forms of holding shares of a fund, particularly among certain insurance companies offering variable insurance products and retirement plans. MFSC is generally not able to identify frequent trading by a particular underlying shareholder within an omnibus account, which makes it difficult or impossible to determine if a particular underlying shareholder is engaged in frequent trading. However, MFSC reviews trading activity at the omnibus level to detect suspicious trading activity. If MFSC detects suspicious trading activity at the omnibus level it will contact the financial intermediary to request underlying shareholder level activity to determine whether there is underlying shareholder level frequent trading. In certain instances, a financial intermediary may be unwilling or unable to provide MFSC with information about underlying shareholder level activity.

If frequent trading is identified, MFSC will take appropriate action. MFSC’s ability to monitor and deter frequent trading in omnibus accounts at the underlying shareholder level is dependent upon the capability and cooperation of the financial intermediary. Accordingly, depending upon the composition of a fund’s shareholder accounts and the level of cooperation provided by the financial intermediary, and in light of efforts made by certain shareholders to evade these policies, MFSC may not be in a position to monitor and deter frequent trading with respect to a significant percentage of a fund’s shareholders.

•

Frequent Trading Risks. To the extent that the MFS funds or their agents are unable to curtail excessive trading practices in a fund, these practices may interfere with the efficient management of the fund’s portfolio, may result in increased transaction and administrative costs, and may adversely impact the fund’s performance.

In addition, to the extent that the fund invests in foreign securities, the interests of long-term shareholders may be diluted as a result of time-zone arbitrage, a short-term trading practice that seeks to exploit changes in the value of the fund’s investments that result from events occurring after the close of the foreign markets on which the investments trade, but prior to the time the fund determines its net asset value. The fund’s use of fair valuation can serve to reduce arbitrage opportunities available to short-term traders, but there is no assurance that the fund’s fair valuation policies and procedures will prevent dilution of the fund’s net asset value by short-term traders.

To the extent that the fund invests in securities that trade infrequently or are difficult to value, such as the securities of smaller companies, high yield debt instruments, and floating rate loans, the interests of long-term shareholders may be diluted as a result of price arbitrage, a short-term trading strategy that seeks to exploit perceived pricing inefficiencies in the fund’s investments. Such short-term trading strategies may interfere with efficient management of the fund’s portfolio to a greater degree than funds that invest in more frequently traded or liquid securities, in part because the fund may have difficulty selling these portfolio securities at advantageous times or prices to satisfy large and/or frequent redemption requests. Any successful price arbitrage may also cause dilution in the value of fund shares held by other shareholders.

Reservation of Other Rights. In addition to the rights expressly stated elsewhere in this prospectus, MFSC reserves the right to: 1) alter, add, or discontinue any conditions of purchase, service, or privilege at any time without notice; and 2) freeze any account or suspend account services when MFSC has received reasonable notice (written or otherwise) of a dispute between registered or beneficial account owners or when MFSC believes a fraudulent transaction may occur or has occurred.

Anti-Money Laundering Restrictions. Federal law requires each fund to implement policies and procedures reasonably designed to prevent, detect and report money laundering and other illegal activity. Each fund, consistent with applicable federal law, may redeem your shares and close your account; suspend, restrict or cancel purchase and redemption orders; process redemption requests and withhold your proceeds; and take other action if it is unable to verify your identity within a reasonable time or conduct required due diligence on your account or as otherwise permitted by its anti-money laundering policies and procedures.

Potential Conflicts. Shares of the funds are offered to the separate accounts of insurance companies that may be affiliated or unaffiliated with MFS and each other (“shared funding”) and may serve as the underlying investments for both variable annuity and variable life insurance contracts (“mixed funding”). Due to differences in tax treatment or other considerations, the interests of various contract owners might at some time be in conflict. The trust currently does not foresee any such conflict. Nevertheless, the Board of Trustees which oversees the funds intends to monitor events in order to identify any material irreconcilable conflicts which may possibly arise and to determine what action, if any, should be taken in response. If such a conflict were to occur, one or more separate accounts of the insurance companies might be required to withdraw its investments in one or more funds. This might force a fund to sell securities at disadvantageous prices.

OTHER INFORMATION

Valuation

The price of each class of each fund’s shares is based on its net asset value. The net asset value of each class of shares is determined each day the New York Stock Exchange (the Exchange) is open for trading as of the close of regular trading on the Exchange (generally 4:00 p.m. Eastern time). However, net asset value may be calculated earlier in emergency situations or as otherwise permitted by the SEC. Net asset value per share is computed by dividing the net assets allocated to each share class by the number of shares outstanding for that class. On days when the Exchange is closed (such as week-ends and holidays), net asset value is not calculated, and each fund does not transact purchase and redemption orders. To the extent the fund’s assets are traded in other markets on days when each fund does not price its shares, the value of the fund’s assets may change when you will not be able to purchase or redeem shares.

To determine net asset value, each fund’s investments for which reliable market quotations are readily available are valued at market value. Certain short term debt instruments are valued at amortized cost.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of each fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees.

Under each fund’s valuation policies and procedures, market quotations are not considered to be readily available for many types of debt instruments and certain types of derivatives. These investments are generally valued at fair value based on information from independent pricing services. These valuations can be based on both dealer-supplied valuations and electronic data processing techniques, which take into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data.

In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as a foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material affect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser may rely on independent pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of investments used to determine the fund’s net asset value may differ from quoted or published prices for the same investments.

Distributions

Each fund intends to declare and pay a dividend to shareholders at least annually.

Any capital gains are distributed at least annually.

Distribution Options

Dividends and capital gain distributions will automatically be reinvested in additional shares of the fund.

Tax Considerations

The following discussion is very general. You are urged to consult your tax adviser regarding the effect that an investment in the funds may have on your particular tax situation, including possible foreign, state, and local taxes.

Each fund is treated as a separate corporation for federal income tax purposes. As long as the fund qualifies for treatment as a regulated investment company (which each has done in the past and intends to do in the future), it pays no federal income tax on the net earnings and net realized gains it distributes to shareholders. In addition, each fund intends to continue to diversify its assets to satisfy the federal tax diversification rules applicable to separate accounts that fund variable insurance and annuity contracts.

Shares of each fund are offered to insurance company separate accounts, qualified retirement plans and pension plans, and other eligible investors. You should consult with the insurance company, qualified retirement plans and pension plans, and other eligible investors through which your investment in the funds is made to understand the tax treatment of your investment.

FINANCIAL HIGHLIGHTS

The financial highlights tables are intended to help you understand a fund’s financial performance for the past five years (or, if shorter, the period of the fund’s operation). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in a fund (assuming reinvestment of all distributions) held for the entire period. This information has been audited by each fund’s independent registered public accounting firm, whose report, together with each fund’s financial statements, are included in the fund’s Annual Report to shareholders. The fund’s Annual Report is available upon request by contacting MFS Service Center, Inc. (please see back cover for address and telephone number). The financial statements contained in the Annual Report are incorporated by reference into the SAI. Each fund’s independent registered public accounting firm is Deloitte & Touche LLP.

Because the MFS Blended Research Growth Portfolio and the MFS Blended Research Value Portfolio commenced investment operations on December 19, 2007, these funds do not have financial highlights to report.

MFS Blended Research Core Equity Portfolio

(formerly, Massachusetts Investors Trust Series)

	Years Ended 12/31
	2006	2005	2004		2003		2002
Initial Class Shares
Net asset value, beginning of period	$30.15	$28.27	$25.51		$21.01		$26.92

Income (loss) from investment operations
Net investment income (d)	$0.37	$0.23	$0.25		$0.23		$0.21
Net realized and unrealized gain (loss) on investments and foreign currency	3.62	1.92	2.77		4.52		(5.88)

Total from investment operations	$3.99	$2.15	$3.02		$4.75		$(5.67)

Less distributions declared to shareholders
From net investment income	$(0.25)	$(0.27)	$(0.26)		$(0.25)		$(0.24)

Net asset value, end of period	$33.89	$30.15	$28.27		$25.51		$21.01

Total return (%) (k)(s)	13.30	7.70	11.99	(b)	22.83	(j)	(21.22)
Ratios (%) (to average net assets) and Supplemental data:
Expenses (f)	0.61	0.63	0.61		0.61		0.60
Net investment income	1.18	0.79	0.95		1.04		0.88
Portfolio turnover (%)	35	49	78		78		57
Net assets at end of period (000 omitted)	$826,937	$929,794	$1,073,587		$1,153,238		$1,107,698

(b)	The series’ net asset value and total return calculation include a non-recurring accrual recorded as a result of an administrative proceeding regarding disclosure of brokerage allocation practices in connection with series sales. The non-recurring accrual resulted in an increase in the net asset value of $0.01 per share based on shares outstanding on the day the proceeds were recorded.
(d)	Per share data are based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly.
(j)	The series’ net asset value and total return calculation include proceeds received on March 26, 2003 for the partial payment of a non-recurring litigation settlement from Cendant Corporation, recorded as a realized gain on investment transactions. The proceeds resulted in an increase in the net asset value of $0.002 per share based on shares outstanding on the day the proceeds were received. Excluding the effect of this payment from the ending net asset value per share, the Initial Class and Service Class total returns for the year ended December 31, 2003 would have each been lower by approximately 0.01%.
(k)	The total return does not reflect expenses that apply to separate accounts. Inclusion of these charges would reduce the total return figures for all periods shown.
(s)	From time to time the series may receive proceeds from litigation settlements, without which performance would be lower.

MFS Emerging Markets Equity Portfolio

	Years Ended 12/31
	2006	2005	2004	2003	2002
Initial Class Shares
Net asset value, beginning of period	$21.84	$16.16	$12.85	$8.48	$8.73

Income (loss) from investment operations
Net investment income (d)	$0.47	$0.29	$0.18	$0.20	$0.09
Net realized and unrealized gain (loss) on investments and foreign currency	5.92	5.59	3.27	4.23	(0.24)

Total from investment operations	$6.39	$5.88	$3.45	$4.43	$(0.15)

Less distributions declared to shareholders
From net investment income	$(0.25)	$(0.13)	$(0.14)	$(0.06)	$(0.10)
From net realized gain on investments and foreign currency transactions	(3.46)	(0.07)	—	—	—

Total distributions declared to shareholders	$(3.71)	$(0.20)	$(0.14)	$(0.06)	$(0.10)

Net asset value, end of period	$24.52	$21.84	$16.16	$12.85	$8.48

Total return (%) (k)(s)	30.16	36.76	27.18	52.60	(1.88)
Ratios (%) (to average net assets) and Supplemental data:
Expenses (f)	1.53	1.31	1.35	1.65	1.49
Net investment income	2.08	1.62	1.33	1.99	1.01
Portfolio turnover (%)	110	95	109	125	246
Net assets at end of period (000 omitted)	$89,419	$82,804	$57,799	$46,769	$30,393

(d)	Per share data are based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly.
(k)	The total return does not reflect expenses that apply to separate accounts. Inclusion of these charges would reduce the total return figures for all periods shown.
(s)	From time to time the series may receive proceeds from litigation settlements, without which performance would be lower.

MFS Global Growth Portfolio

	Years Ended 12/31
	2006	2005	2004		2003		2002
Initial Class Shares
Net asset value, beginning of period	$13.48	$12.31	$10.70		$7.94		$9.87

Income (loss) from investment operations
Net investment income (d)	$0.20	$0.07	$0.05		$0.07		$0.04
Net realized and unrealized gain (loss) on investments and foreign currency	2.14	1.16	1.61		2.73		(1.95)

Total from investment operations	$2.34	$1.23	$1.66		$2.80		$(1.91)

Less distributions declared to shareholders
From net investment income	$(0.08)	$(0.06)	$(0.05)		$(0.04)		$(0.02)

Net asset value, end of period	$15.74	$13.48	$12.31		$10.70		$7.94

Total return (%) (k)(s)	17.37	10.03	15.61	(b)	35.44	(j)	(19.36)
Ratios (%) (to average net assets) and Supplemental data:
Expenses (f)	1.14	1.08	1.07		1.11		1.08
Net investment income	1.39	0.59	0.48		0.76		0.49
Portfolio turnover (%)	92	87	115		147		118
Net assets at end of period (000 omitted)	$148,793	$155,375	$175,146		$185,500		$167,014

(b)	The series’ net asset value and total return calculation include a non-recurring accrual recorded as a result of an administrative proceeding regarding disclosure of brokerage allocation practices in connection with series sales. The non-recurring accrual did not have a material impact on the net asset value per share based on the shares outstanding on the day the proceeds were recorded.
(d)	Per share data are based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly.
(j)	The series’ net asset value and total return calculation include proceeds received on March 26, 2003 for the partial payment of a non-recurring litigation settlement from Cendant Corporation, recorded as a realized gain on investment transactions. The proceeds resulted in an increase in the net asset value of $0.06 per share based on shares outstanding on the day the proceeds were received. Excluding the effect of this payment from the ending net asset value per share, the Initial Class and Service Class total returns for the year ended December 31, 2003 would have been lower by approximately 0.79% and 0.80% respectively.
(k)	The total return does not reflect expenses that apply to separate accounts. Inclusion of these charges would reduce the total return figures for all periods shown.
(s)	From time to time the series may receive proceeds from litigation settlements, without which performance would be lower.

MFS Global Total Return Portfolio

	Years Ended 12/31
	2006	2005	2004	2003	2002
Initial Class Shares
Net asset value, beginning of period	$16.66	$17.91	$15.70	$13.11	$13.28

Income (loss) from investment operations
Net investment income (d)	$0.41	$0.37	$0.32	$0.29	$0.31
Net realized and unrealized gain (loss) on investments and foreign currency	2.38	0.23	2.29	2.66	(0.23)

Total from investment operations	$2.79	$0.60	$2.61	$2.95	$0.08

Less distributions declared to shareholders
From net investment income	$(0.16)	$(0.75)	$(0.40)	$(0.36)	$(0.25)
From net realized gain on investments and foreign currency transactions	(1.18)	(1.10)	—	—	—

Total distributions declared to shareholders	$(1.34)	$(1.85)	$(0.40)	$(0.36)	$(0.25)

Net asset value, end of period	$18.11	$16.66	$17.91	$15.70	$13.11

Total return (%) (k)(s)	17.20	3.83	17.12	22.97	0.58
Ratios (%) (to average net assets) and Supplemental data:
Expenses (f)	0.93	0.92	0.89	0.94	0.90
Net investment income	2.41	2.18	1.97	2.06	2.34
Portfolio turnover (%)	76	78	86	93	84
Net assets at end of period (000 omitted)	$161,209	$161,143	$166,034	$156,675	$80,150

(d)	Per share data are based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly.
(k)	The total return does not reflect expenses that apply to separate accounts. Inclusion of these charges would reduce the total return figures for all periods shown.
(s)	From time to time the series may receive proceeds from litigation settlements, without which performance would be lower.

MFS International Growth Portfolio

	Years Ended 12/31
	2006	2005	2004	2003	2002
Initial Class Shares
Net asset value, beginning of period	$15.42	$13.55	$11.46	$8.33	$9.50

Income (loss) from investment operations
Net investment income (d)	$0.23	$0.12	$0.13	$0.06	$0.06
Net realized and unrealized gain (loss) on investments and foreign currency	3.70	1.88	2.03	3.14	(1.18)

Total from investment operations	$3.93	$2.00	$2.16	$3.20	$(1.12)

Less distributions declared to shareholders
From net investment income	$(0.11)	$(0.13)	$(0.07)	$(0.07)	$(0.05)
From net realized gain on investments and foreign currency transactions	(1.31)	—	—	—	—

Total distributions declared to shareholders	$(1.42)	$(0.13)	$(0.07)	$(0.07)	$(0.05)

Net asset value, end of period	$17.93	$15.42	$13.55	$11.46	$8.33

Total return (%) (k)(s)	26.04	14.91	18.94	38.67	(11.88)
Ratios (%) (to average net assets) and Supplemental data:
Expenses (f)	1.12	1.14	1.11	1.24	1.23
Net investment income	1.40	0.85	1.09	0.67	0.70
Portfolio turnover (%)	86	80	93	89	119
Net assets at end of period (000 omitted)	$140,242	$121,147	$120,913	$108,114	$88,537

(d)	Per share data are based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly.
(k)	The total return does not reflect expenses that apply to separate accounts. Inclusion of these charges would reduce the total return figures for all periods shown.
(s)	From time to time the series may receive proceeds from litigation settlements, without which performance would be lower.

MFS International Value Portfolio

	Years Ended 12/31
	2006	2005	2004	2003	2002
Initial Class Shares
Net asset value, beginning of period	$17.39	$15.58	$12.27	$9.28	$9.93

Income (loss) from investment operations
Net investment income (d)	$0.39	$0.27	$0.20	$0.11	$0.09
Net realized and unrealized gain (loss) on investments and foreign currency	4.54	2.03	3.21	2.98	(0.66)

Total from investment operations	$4.93	$2.30	$3.41	$3.09	$(0.57)

Less distributions declared to shareholders
From net investment income	$(0.24)	$(0.18)	$(0.10)	$(0.10)	$(0.08)
From net realized gain on investments and foreign currency transactions	(2.06)	(0.31)	—	—	—

Total distributions declared to shareholders	$(2.30)	$(0.49)	$(0.10)	$(0.10)	$(0.08)

Net asset value, end of period	$20.02	$17.39	$15.58	$12.27	$9.28

Total return (%) (k)(s)	29.23	15.22	28.02 (v)	33.63	(5.86)
Ratios (%) (to average net assets) and Supplemental data:
Expenses (f)	1.11	1.13	1.15	1.28	1.24
Net investment income	2.09	1.67	1.52	1.06	0.91
Portfolio turnover (%)	55	46	65	84	80
Net assets at end of period (000 omitted)	$134,008	$108,418	$84,996	$61,108	$50,609

(d)	Per share data are based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly.
(k)	The total return does not reflect expenses that apply to separate accounts. Inclusion of these charges would reduce the total return figures for all periods shown.
(s)	From time to time the series may receive proceeds from litigation settlements, without which performance would be lower.
(v)	During the year ended December 31, 2004, the series received a payment from the investment adviser to reimburse the series for losses on investments not meeting the investment guidelines of the series. If this loss had been incurred, the total returns would have been approximately 28.01% and 27.81% for the Initial Class and Service Class respectively.

MFS Research International Portfolio

	Years Ended 12/31
	2006	2005	2004	2003	2002
Initial Class Shares
Net asset value, beginning of period	$16.74	$14.48	$12.01	$9.03	$10.22

Income (loss) from investment operations
Net investment income (d)	$0.22	$0.17	$0.14	$0.08	$0.06
Net realized and unrealized gain (loss) on investments and foreign currency	4.30	2.21	2.39	2.96	(1.23)

Total from investment operations	$4.52	$2.38	$2.53	$3.04	$(1.17)

Less distributions declared to shareholders
From net investment income	$(0.21)	$(0.12)	$(0.06)	$(0.06)	$(0.02)
From net realized gain on investments and foreign currency transactions	(1.11)	—	—	—	—

Total distributions declared to shareholders	$(1.32)	$(0.12)	$(0.06)	$(0.06)	$(0.02)

Net asset value, end of period	$19.94	$16.74	$14.48	$12.01	$9.03

Total return (%) (k)(s)	27.47	16.56	21.20	33.86	(11.44)
Ratios (%) (to average net assets) and Supplemental data:
Expenses (f)	1.13	1.12	1.10	1.30	1.26
Net investment income	1.23	1.11	1.11	0.83	0.61
Portfolio turnover (%)	80	83	102	97	136
Net assets at end of period (000 omitted)	$119,534	$95,752	$86,526	$74,262	$62,555

(d)	Per share data are based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly.
(k)	The total return does not reflect expenses that apply to separate accounts. Inclusion of these charges would reduce the total return figures for all periods shown.
(s)	From time to time the series may receive proceeds from litigation settlements, without which performance would be lower.

MFS Variable Insurance Trust II

Shareholder Communications with the Board of Trustees. The Board of Trustees of the MFS funds has adopted procedures by which shareholders may send communications to the Board. Shareholders may mail written communications to the Board to the attention of the Board of Trustees, [fund name], Massachusetts Financial Services Company, 500 Boylston Street, Boston, MA 02116-3741, Attention: Frank Tarantino, Independent Chief Compliance Officer of each Fund. Shareholder communications must (i) be in writing and be signed by the shareholder, (ii) identify the MFS fund to which they relate and (iii) identify the class and number of shares held by the shareholder.

If you want more information about MFS Variable Insurance Trust II, the following documents are available free upon request:

Annual/Semiannual Reports. These reports contain information about each fund’s actual investments. Annual reports discuss the effect of recent market conditions and investment strategies on each fund’s performance during its last fiscal year.

Statement of Additional Information (SAI). The SAI, dated May 1, 2007, as amended, provides more detailed information about each fund and is incorporated into this prospectus by reference.

You can get free copies of the annual/semiannual reports, the SAI and other information about each fund, and make inquiries about the fund, by contacting:

MFS Service Center, Inc.

500 Boylston Street Boston, MA 02116-3741

Telephone: 1-800-225-2606

Internet: mfs.com

Information about the fund (including its prospectus, SAI and shareholder reports) can be reviewed and copied at the:

Public Reference Room

Securities and Exchange Commission

Washington, D.C., 20549-0102

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 202-551-8090. Reports and other information about each fund are available on the Edgar Database on the Commission’s Internet Web site at http://www.sec.gov, and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

Each fund’s Investment Company Act file number is 811-3732.

MFS® Variable Insurance Trust II

(formerly, MFS/Sun Life Series Trust)

Service Class

Prospectus January 1, 2008

This prospectus describes nine portfolios of the MFS Variable Insurance Trust II (referred to as the Trust):

MFS® Blended Research Core Equity Portfolio (formerly, Massachusetts

Investors Trust Series) seeks capital appreciation.

MFS® Blended Research Growth Portfolio seeks capital appreciation.

MFS® Blended Research Value Portfolio seeks capital appreciation.

MFS® Emerging Markets Equity Portfolio seeks capital appreciation.

MFS® Global Growth Portfolio seeks capital appreciation.

MFS® Global Total Return Portfolio seeks total return.

MFS® International Growth Portfolio seeks capital appreciation.

MFS® International Value Portfolio seeks capital appreciation.

MFS® Research International Portfolio seeks capital appreciation.

The Securities and Exchange Commission has not approved or disapproved the funds’ shares or determined whether this prospectus is accurate or complete. Anyone who tells you otherwise is committing a crime.

RISK RETURN SUMMARY

MFS Blended Research Core Equity Portfolio (formerly, Massachusetts Investors Trust Series)

Investment Objective

The fund’s investment objective is to seek capital appreciation. The fund’s objective may be changed without shareholder approval.

Principal Investment Strategies

MFS (Massachusetts Financial Services Company, the fund’s investment adviser) normally invests at least 80% of the fund’s net assets in equity securities.

In selecting investments for the fund, MFS is not constrained to any particular investment style. MFS may invest the fund’s assets in the stocks of companies it believes to have above average earnings growth potential compared to other companies (growth companies), in the stocks of companies it believes are undervalued compared to their perceived worth (value companies), or in a combination of growth and value companies.

While MFS may invest the fund’s assets in companies of any size, MFS generally focuses on companies with large capitalizations.

MFS may invest the fund’s assets in foreign securities.

MFS may use derivatives for different purposes, including to earn income and enhance returns, to increase or decrease exposure to a particular market, to manage or adjust the risk profile of the fund, or as alternatives to direct investments.

Investments for the fund are selected based on fundamental and quantitative analysis. MFS uses bottom-up fundamental analysis of issuers and their potential in light of their current financial condition and industry position, and market, economic, political, and regulatory conditions. Factors considered may include analysis of earnings, cash flows, competitive position and management ability. MFS also uses proprietary quantitative models to forecast the expected return of an investment. Factors considered by the quantitative model include valuation, price momentum and earnings quality.

MFS may engage in active and frequent trading in pursuing the fund’s principal investment strategies.

In response to market, economic, political, or other conditions, MFS may depart from the fund’s principal investment strategies by temporarily investing for defensive purposes.

Principal Investment Types

Equity Securities: Equity securities represent an ownership interest, or the right to acquire an ownership interest, in a company or other issuer. Different types of equity securities provide different voting and dividend rights and priorities in the event of bankruptcy of the issuer. Equity securities include common stocks, preferred stocks, securities convertible into stocks, and depository receipts for those securities.

Derivatives: Derivatives are financial instruments whose value is based on the value of one or more indicators, such as a security, asset, currency, interest rate, credit rating or index. Derivatives often involve a counterparty to the transaction. Derivatives include futures, forward contracts, options, structured notes, inverse floating rate instruments, swaps, caps, floors, and collars.

Principal Risks

As with any mutual fund, you could lose money on your investment in the fund. An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.

The principal risks of investing in the fund are:

Stock Market Risk: The price of an equity security fluctuates in response to issuer, market, economic, industry, political, and regulatory developments. Prices can decrease significantly in response to these developments, and these developments can affect a single issuer, issuers within a broad market sector, industry or geographic region, or the market

1

in general. Different parts of the market and different types of securities can react differently to these developments. For example, the stocks of growth companies can react differently from the stocks of value companies, and the stocks of large cap companies can react differently from the stocks of small cap companies. Certain unanticipated events, such as natural disasters, terrorist attacks, war, and other geopolitical events, can have a dramatic adverse effect on stock markets.

Company Risk: Changes in the financial condition of a company or other issuer, changes in specific market, economic, political, and regulatory conditions that affect a particular type of investment or issuer, and changes in general market, economic, political, and regulatory conditions can adversely affect the price of an investment. The price of securities of smaller, less well-known companies can be more volatile than the price of securities of larger companies or the market in general.

Foreign Risk: Investments in securities of foreign companies, securities of companies with significant foreign exposure, and foreign currencies can involve additional risks relating to market, economic, political, or regulatory conditions and developments. Political, social, and economic instability, the imposition of currency or capital controls, or the expropriation or nationalization of assets in a particular country can cause dramatic declines in that country’s economy. Less stringent regulatory, accounting, and disclosure requirements for issuers and markets are more common in certain foreign countries. Enforcing legal rights can be difficult, costly, and slow in certain foreign countries and can be particularly difficult against foreign governments. Changes in currency exchange rates can affect the U.S. dollar value of foreign currency investments and investments denominated in foreign currencies. Additional risks of foreign investments include trading, settlement, custodial, and other operational risks, and withholding and other taxes. These factors can make foreign investments, especially those in emerging markets, more volatile and less liquid than U.S. investments. In addition, foreign markets can react differently to market, economic, political, or regulatory developments than the U.S. market.

Derivatives Risk: Derivatives can be highly volatile and involve risks in addition to the risks of the underlying indicator(s). Gains or losses from derivatives can be substantially greater than the derivatives’ original cost, and therefore, can involve leverage. Derivatives can be complex instruments and can involve analysis that differs from that required for other investment types used by the fund. If the value of a derivative does not correlate well with the particular market or other asset class the derivative is intended to provide exposure to, the derivative may not have the effect anticipated. Derivatives can also reduce the opportunity for gain or result in losses by offsetting positive returns in other investments. Derivatives can be less liquid than other types of investments.

Investment Selection Risk: The MFS analysis of an investment can be incorrect and its selection of investments can lead to an investment focus that results in the fund underperforming other funds with similar investment strategies and/or underperforming the markets in which the fund invests.

Counterparty and Third Party Risk: Transactions involving a counterparty other than the issuer of the instrument, or a third party responsible for servicing the instrument, are subject to the credit risk of the counterparty or third party, and to the counterparty’s or third party’s ability to perform in accordance with the terms of the transaction.

Liquidity Risk: Certain investments and types of investments are subject to restrictions on resale, may trade in the over-the-counter market or in limited volume, or may not have an active trading market. As a result, it may not be possible to sell the investment at any particular time or at an acceptable price.

Leveraging Risk: Certain transactions, including when-issued, delayed-delivery, and forward commitment purchases, loans of portfolio securities, and the use of some derivatives, can result in leverage. Leverage involves investment exposure in an amount exceeding the initial investment. In transactions involving leverage, a relatively small market movement or change in other underlying indicator can lead to significantly larger losses to the fund. Leverage can cause increased volatility by magnifying gains or losses on underlying investments.

Frequent Trading Risk: Frequent trading increases transaction costs, which may reduce the fund’s return.

Defensive Investing Risk: When MFS invests defensively, different factors could affect the fund’s performance and the fund may not achieve its investment objective. In addition, the defensive strategy may not work as intended.

Information about investment strategies and investment types not described in the Prospectus and the risks associated with those investment strategies and investment types are described in the fund’s Statement of Additional Information (“SAI”).

2

Bar Chart and Performance Table

The bar chart and performance table below are intended to indicate some of the risks of investing in the fund by showing changes in the fund’s performance over time. The performance table also shows how the fund’s performance over time compares with that of a broad measure of market performance.

The chart and table provide past performance information. The fund’s past performance does not necessarily indicate how the fund will perform in the future. The returns shown do not reflect fees and expenses imposed by the separate accounts established by insurance companies in order to serve as investment vehicles for variable annuity and variable life insurance contracts, qualified pension and retirement plans, and other eligible investors. If these fees and expenses were included, they would reduce these returns.

Bar Chart. The bar chart will show changes over time in the annual total return of Service Class shares for ten calendar years, and assumes the reinvestment of distributions.

^

The 2003 total return includes proceeds received by the fund from a non-recurring litigation settlement. Excluding the effect of this payment, the fund’s 2003 annual total return would have been 22.44%. (See Financial Highlights below for more information.)

*

The 2004 total return includes proceeds received by the fund as a result of an administrative proceeding regarding disclosure of brokerage allocation practices in connection with fund sales. Excluding the effect of this payment, the fund’s 2004 annual total return would have been lower. (See Financial Highlights below for more information.)

During the periods shown in the bar chart, the highest quarterly return was 13.81% (for the calendar quarter ended June 30, 2003) and the lowest quarterly return was (15.92)% (for the calendar quarter ended September 30, 2002).

Performance Table. This table shows how the average annual total returns of the fund compare to a broad measure of market performance, and assumes the reinvestment of distributions.

3

Average Annual Total Returns (for the Periods Ended December 31, 2006)

	1 Year	5 Years^	10 Years^
MFS Blended Research Core Equity Portfolio (formerly, Massachusetts Investors Trust Series) – Service Class Shares	13.04%	5.48%	6.78%
Benchmark Comparisons (Returns Before Taxes)
Standard & Poor’s 500 Stock Index*†	15.79%	6.19%	8.42%

^	A portion of each of the returns includes proceeds received by the fund from unrelated non-recurring events (see “Financial Highlights”).
*	The Standard & Poor’s 500 Stock Index is a capitalization-weighted index of 500 widely held equity securities, designed to measure broad U.S. equity performance.
†	Source: FactSet Research Systems Inc.

All performance results reflect any applicable fee and expense waivers in effect during the periods shown; without these, the results would have been lower.

The fund commenced investment operations on November 14, 1986, with the offering of Initial Class shares and subsequently offered Service Class shares on August 24, 2001. Performance for Service Class shares includes the performance of the fund’s Initial Class shares for periods prior to their offering (“blended performance”). Blended performance has not been adjusted to take into account differences in class specific operating expenses (such as Rule 12b-1 fees); therefore, the use of blended performance generally results in higher performance.

4

MFS Blended Research Growth Portfolio

Investment Objective

The fund’s investment objective is to seek capital appreciation. The fund’s objective may be changed without shareholder approval.

Principal Investment Strategies

MFS normally invests the fund’s assets primarily in equity securities.

MFS focuses on investing the fund’s assets in the stocks of companies it believes to have above average earnings growth potential compared to other companies (growth companies). Growth companies tend to have stock prices that are high relative to their earnings, dividends, book value, or other financial measures.

While MFS may invest the fund’s assets in companies of any size, MFS generally focuses on companies with large capitalizations.

MFS may invest the fund’s assets in foreign securities.

MFS may use derivatives for different purposes, including to earn income and enhance returns, to increase or decrease exposure to a particular market, to manage or adjust the risk profile of the fund, or as alternatives to direct investments.

Investments for the fund are selected based on fundamental and quantitative analysis. MFS uses bottom-up fundamental analysis of issuers and their potential in light of their current financial condition and industry position, and market, economic, political, and regulatory conditions. Factors considered may include analysis of earnings, cash flows, competitive position and management ability. MFS also uses proprietary quantitative models to forecast the expected return of an investment. Factors considered by the quantitative model include valuation, price momentum and earnings quality.

MFS may engage in active and frequent trading in pursuing the fund’s principal investment strategies.

In response to market, economic, political, or other conditions, MFS may depart from the fund’s principal investment strategies by temporarily investing for defensive purposes.

Principal Investment Types

Equity Securities: Equity securities represent an ownership interest, or the right to acquire an ownership interest, in a company or other issuer. Different types of equity securities provide different voting and dividend rights and priorities in the event of bankruptcy of the issuer. Equity securities include common stocks, preferred stocks, securities convertible into stocks, and depository receipts for those securities.

Derivatives: Derivatives are financial instruments whose value is based on the value of one or more indicators, such as a security, asset, currency, interest rate, credit rating or index. Derivatives often involve a counterparty to the transaction. Derivatives include futures, forward contracts, options, structured notes, inverse floating rate instruments, swaps, caps, floors, and collars.

Principal Risks

As with any mutual fund, you could lose money on your investment in the fund. An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.

The principal risks of investing in the fund are:

Stock Market Risk: The price of an equity security fluctuates in response to issuer, market, economic, industry, political, and regulatory developments. Prices can decrease significantly in response to these developments, and these developments can affect a single issuer, issuers within a broad market sector, industry or geographic region, or the market in general. Different parts of the market and different types of securities can react differently to these developments. For example, the stocks of growth companies can react differently from the stocks of value companies, and the stocks of large cap companies can react differently from the stocks of small cap companies. Certain unanticipated events, such as natural disasters, terrorist attacks, war, and other geopolitical events, can have a dramatic adverse effect on stock markets.

Company Risk: Changes in the financial condition of a company or other issuer, changes in specific market, economic, political, and regulatory conditions that affect a particular type of investment or issuer, and changes in general market,

5

economic, political, and regulatory conditions can adversely affect the price of an investment. The price of securities of smaller, less well-known companies can be more volatile than the price of securities of larger companies or the market in general.

Growth Company Risk: The stocks of growth companies can be more sensitive to the company’s earnings and more volatile than the market in general.

Foreign Risk: Investments in securities of foreign companies, securities of companies with significant foreign exposure, and foreign currencies can involve additional risks relating to market, economic, political, or regulatory conditions and developments. Political, social, and economic instability, the imposition of currency or capital controls, or the expropriation or nationalization of assets in a particular country can cause dramatic declines in that country’s economy. Less stringent regulatory, accounting, and disclosure requirements for issuers and markets are more common in certain foreign countries. Enforcing legal rights can be difficult, costly, and slow in certain foreign countries and can be particularly difficult against foreign governments. Changes in currency exchange rates can affect the U.S. dollar value of foreign currency investments and investments denominated in foreign currencies. Additional risks of foreign investments include trading, settlement, custodial, and other operational risks, and withholding and other taxes. These factors can make foreign investments, especially those in emerging markets, more volatile and less liquid than U.S. investments. In addition, foreign markets can react differently to market, economic, political, or regulatory developments than the U.S. market.

Derivatives Risk: Derivatives can be highly volatile and involve risks in addition to the risks of the underlying indicator(s). Gains or losses from derivatives can be substantially greater than the derivatives’ original cost, and therefore, can involve leverage. Derivatives can be complex instruments and can involve analysis that differs from that required for other investment types used by the fund. If the value of a derivative does not correlate well with the particular market or other asset class the derivative is intended to provide exposure to, the derivative may not have the effect anticipated. Derivatives can also reduce the opportunity for gain or result in losses by offsetting positive returns in other investments. Derivatives can be less liquid than other types of investments.

Investment Selection Risk: The MFS analysis of an investment can be incorrect and its selection of investments can lead to an investment focus that results in the fund underperforming other funds with similar investment strategies and/or underperforming the markets in which the fund invests.

Counterparty and Third Party Risk: Transactions involving a counterparty other than the issuer of the instrument, or a third party responsible for servicing the instrument, are subject to the credit risk of the counterparty or third party, and to the counterparty’s or third party’s ability to perform in accordance with the terms of the transaction.

Liquidity Risk: Certain investments and types of investments are subject to restrictions on resale, may trade in the over-the-counter market or in limited volume, or may not have an active trading market. As a result, it may not be possible to sell the investment at any particular time or at an acceptable price.

Leveraging Risk: Certain transactions, including when-issued, delayed-delivery, and forward commitment purchases, loans of portfolio securities, and the use of some derivatives, can result in leverage. Leverage involves investment exposure in an amount exceeding the initial investment. In transactions involving leverage, a relatively small market movement or change in other underlying indicator can lead to significantly larger losses to the fund. Leverage can cause increased volatility by magnifying gains or losses on underlying investments.

Frequent Trading Risk: Frequent trading increases transaction costs, which may reduce the fund’s return.

Defensive Investing Risk: When MFS invests defensively, different factors could affect the fund’s performance and the fund may not achieve its investment objective. In addition, the defensive strategy may not work as intended.

Information about investment strategies and investment types not described in the Prospectus and the risks associated with those investment strategies and investment types are described in the fund’s Statement of Additional Information (“SAI”).

Bar Chart and Performance Table

The bar chart and performance table are not included because the fund has not had a full calendar year of investment operations.

6

MFS Blended Research Value Portfolio

Investment Objective

The fund’s investment objective is to seek capital appreciation. The fund’s objective may be changed without shareholder approval.

Principal Investment Strategies

MFS normally invests the fund’s assets primarily in equity securities.

MFS focuses on investing the fund’s assets in the stocks of companies that it believes are undervalued compared to their perceived worth (value companies). Value companies tend to have stock prices that are low relative to their earnings, dividends, assets, or other financial measures.

While MFS may invest the fund’s assets in companies of any size, MFS generally focuses on companies with large capitalizations.

MFS may invest the fund’s assets in foreign securities.

MFS may use derivatives for different purposes, including to earn income and enhance returns, to increase or decrease exposure to a particular market, to manage or adjust the risk profile of the fund, or as alternatives to direct investments.

Investments for the fund are selected based on fundamental and quantitative analysis. MFS uses bottom-up fundamental analysis of issuers and their potential in light of their current financial condition and industry position, and market, economic, political, and regulatory conditions. Factors considered may include analysis of earnings, cash flows, competitive position and management ability. MFS also uses proprietary quantitative models to forecast the expected return of an investment. Factors considered by the quantitative model include valuation, price momentum and earnings quality.

MFS may engage in active and frequent trading in pursuing the fund’s principal investment strategies.

In response to market, economic, political, or other conditions, MFS may depart from the fund’s principal investment strategies by temporarily investing for defensive purposes.

Principal Investment Types

Equity Securities: Equity securities represent an ownership interest, or the right to acquire an ownership interest, in a company or other issuer. Different types of equity securities provide different voting and dividend rights and priorities in the event of bankruptcy of the issuer. Equity securities include common stocks, preferred stocks, securities convertible into stocks, and depository receipts for those securities.

Derivatives: Derivatives are financial instruments whose value is based on the value of one or more indicators, such as a security, asset, currency, interest rate, credit rating or index. Derivatives often involve a counterparty to the transaction. Derivatives include futures, forward contracts, options, structured notes, inverse floating rate instruments, swaps, caps, floors, and collars.

Principal Risks

As with any mutual fund, you could lose money on your investment in the fund. An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.

The principal risks of investing in the fund are:

Stock Market Risk: The price of an equity security fluctuates in response to issuer, market, economic, industry, political, and regulatory developments. Prices can decrease significantly in response to these developments, and these developments can affect a single issuer, issuers within a broad market sector, industry or geographic region, or the market in general. Different parts of the market and different types of securities can react differently to these developments. For example, the stocks of growth companies can react differently from the stocks of value companies, and the stocks of large cap companies can react differently from the stocks of small cap companies. Certain unanticipated events, such as natural disasters, terrorist attacks, war, and other geopolitical events, can have a dramatic adverse effect on stock markets.

Company Risk: Changes in the financial condition of a company or other issuer, changes in specific market, economic, political, and regulatory conditions that affect a particular type of investment or issuer, and changes in general market,

7

economic, political, and regulatory conditions can adversely affect the price of an investment. The price of securities of smaller, less well-known companies can be more volatile than the price of securities of larger companies or the market in general.

Value Company Risk: The stocks of value companies can continue to be undervalued for long periods of time and not realize their expected value.

Foreign Risk: Investments in securities of foreign companies, securities of companies with significant foreign exposure, and foreign currencies can involve additional risks relating to market, economic, political, or regulatory conditions and developments. Political, social, and economic instability, the imposition of currency or capital controls, or the expropriation or nationalization of assets in a particular country can cause dramatic declines in that country’s economy. Less stringent regulatory, accounting, and disclosure requirements for issuers and markets are more common in certain foreign countries. Enforcing legal rights can be difficult, costly, and slow in certain foreign countries and can be particularly difficult against foreign governments. Changes in currency exchange rates can affect the U.S. dollar value of foreign currency investments and investments denominated in foreign currencies. Additional risks of foreign investments include trading, settlement, custodial, and other operational risks, and withholding and other taxes. These factors can make foreign investments, especially those in emerging markets, more volatile and less liquid than U.S. investments. In addition, foreign markets can react differently to market, economic, political, or regulatory developments than the U.S. market.

Derivatives Risk: Derivatives can be highly volatile and involve risks in addition to the risks of the underlying indicator(s). Gains or losses from derivatives can be substantially greater than the derivatives’ original cost, and therefore, can involve leverage. Derivatives can be complex instruments and can involve analysis that differs from that required for other investment types used by the fund. If the value of a derivative does not correlate well with the particular market or other asset class the derivative is intended to provide exposure to, the derivative may not have the effect anticipated. Derivatives can also reduce the opportunity for gain or result in losses by offsetting positive returns in other investments. Derivatives can be less liquid than other types of investments.

Investment Selection Risk: The MFS analysis of an investment can be incorrect and its selection of investments can lead to an investment focus that results in the fund underperforming other funds with similar investment strategies and/or underperforming the markets in which the fund invests.

Counterparty and Third Party Risk: Transactions involving a counterparty other than the issuer of the instrument, or a third party responsible for servicing the instrument, are subject to the credit risk of the counterparty or third party, and to the counterparty’s or third party’s ability to perform in accordance with the terms of the transaction.

Liquidity Risk: Certain investments and types of investments are subject to restrictions on resale, may trade in the over-the-counter market or in limited volume, or may not have an active trading market. As a result, it may not be possible to sell the investment at any particular time or at an acceptable price.

Leveraging Risk: Certain transactions, including when-issued, delayed-delivery, and forward commitment purchases, loans of portfolio securities, and the use of some derivatives, can result in leverage. Leverage involves investment exposure in an amount exceeding the initial investment. In transactions involving leverage, a relatively small market movement or change in other underlying indicator can lead to significantly larger losses to the fund. Leverage can cause increased volatility by magnifying gains or losses on underlying investments.

Frequent Trading Risk: Frequent trading increases transaction costs, which may reduce the fund’s return.

Defensive Investing Risk: When MFS invests defensively, different factors could affect the fund’s performance and the fund may not achieve its investment objective. In addition, the defensive strategy may not work as intended.

Information about investment strategies and investment types not described in the Prospectus and the risks associated with those investment strategies and investment types are described in the fund’s Statement of Additional Information (“SAI”).

Bar Chart and Performance Table

The bar chart and performance table are not included because the fund has not had a full calendar year of investment operations.

8

MFS Emerging Markets Equity Portfolio

Investment Objective

The fund’s investment objective is to seek capital appreciation. The fund’s objective may be changed without shareholder approval.

Principal Investment Strategies

MFS normally invests at least 80% of the fund’s net assets in equity securities of issuers that are tied economically to emerging market countries. Emerging market countries may include countries determined to have emerging market economies, taking into account a number of factors, including whether a particular country has a low to middle economy according to the International Bank for Reconstruction and Development (the World Bank), the country’s foreign currency debt rating, its political and economic stability, and the development of its financial and capital markets. Such countries are located in Latin America, Asia, Africa, the Middle East, and the developing countries of Europe, primarily Eastern Europe.

MFS may invest the fund’s assets in companies of any size.

MFS may invest a relatively high percentage of the fund’s assets in a single country, a small number of countries, or a particular geographic region.

MFS may invest a relatively high percentage of the fund’s assets in a single issuer or a small number of issuers.

MFS may use derivatives for different purposes, including to earn income and enhance returns, to increase or decrease exposure to a particular market, to manage or adjust the risk profile of the fund, or as alternatives to direct investments.

MFS uses a bottom-up investment approach in buying and selling investments for the fund. Investments are selected primarily based on fundamental analysis of issuers and their potential in light of their current financial condition and industry position, and market, economic, political, and regulatory conditions. Factors considered may include analysis of earnings, cash flows, competitive position, and management ability. Quantitative analysis of these and other factors may also be considered.

MFS may engage in active and frequent trading in pursuing the fund’s principal investment strategies.

In response to market, economic, political, or other conditions, MFS may depart from the fund’s principal investment strategies by temporarily investing for defensive purposes.

Principal Investment Types

Equity Securities: Equity securities represent an ownership interest, or the right to acquire an ownership interest, in a company or other issuer. Different types of equity securities provide different voting and dividend rights and priorities in the event of bankruptcy of the issuer. Equity securities include common stocks, preferred stocks, securities convertible into stocks, and depository receipts for those securities.

Derivatives: Derivatives are financial instruments whose value is based on the value of one or more indicators, such as a security, asset, currency, interest rate, credit rating or index. Derivatives often involve a counterparty to the transaction. Derivatives include futures, forward contracts, options, structured notes, inverse floating rate instruments, swaps, caps, floors, and collars.

Principal Risks

As with any mutual fund, you could lose money on your investment in the fund. An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.

The principal risks of investing in the fund are:

Stock Market Risk: The price of an equity security fluctuates in response to issuer, market, economic, industry, political, and regulatory developments. Prices can decrease significantly in response to these developments, and these developments can affect a single issuer, issuers within a broad market sector, industry or geographic region, or the market in general. Different parts of the market and different types of securities can react differently to these developments. For example, the stocks of growth companies can react differently from the stocks of value companies, and the stocks of large cap companies can react differently from the stocks of small cap companies. Certain unanticipated events, such as natural disasters, terrorist attacks, war, and other geopolitical events, can have a dramatic adverse effect on stock markets.

9

Company Risk: Changes in the financial condition of a company or other issuer, changes in specific market, economic, political, and regulatory conditions that affect a particular type of investment or issuer, and changes in general market, economic, political, and regulatory conditions can adversely affect the price of an investment. The price of securities of smaller, less well-known companies can be more volatile than the price of securities of larger companies or the market in general.

Foreign Risk: Investments in securities of foreign companies, securities of companies with significant foreign exposure, and foreign currencies can involve additional risks relating to market, economic, political, or regulatory conditions and developments. Political, social, and economic instability, the imposition of currency or capital controls, or the expropriation or nationalization of assets in a particular country can cause dramatic declines in that country’s economy. Less stringent regulatory, accounting, and disclosure requirements for issuers and markets are more common in certain foreign countries. Enforcing legal rights can be difficult, costly, and slow in certain foreign countries, and can be particularly difficult against foreign governments. Additional risks of foreign investments include trading, settlement, custodial, and other operational risks, and withholding and other taxes. These factors can make foreign investments, especially those in emerging markets, more volatile and less liquid than U.S. investments. In addition, foreign markets can react differently to market, economic, political, or regulatory developments than the U.S. market.

Emerging Markets Risk: Emerging markets investments can involve additional and greater risks than the risks associated with investments in developed foreign markets securities. Emerging markets typically have less economic development, market structure and depth and regulatory oversight than developed countries. Emerging markets can also be subject to greater political, social, and economic instability. These factors can make emerging market investments more volatile and less liquid than investments in developed markets.

Currency Risk: A decline in the value of a foreign currency relative to the U.S. dollar reduces the value of the foreign currency and investments denominated in that currency. In addition, the use of foreign exchange contracts to reduce foreign currency exposure can eliminate some or all of the benefit of an increase in the value of a foreign currency versus the U.S. dollar. The value of foreign currencies relative to the U.S. dollar fluctuates in response to, among other factors, interest rate changes, intervention (or failure to intervene) by U.S. or foreign governments, central banks, or supranational entities such as the International Monetary Fund, the imposition of currency controls, and other political or regulatory developments in the U.S. or abroad. Foreign currency values can decrease significantly both in the short term and over the long term in response to these and other developments.

Geographic Concentration Risk: Because MFS may invest a relatively large percentage of the fund’s assets in issuers located in a single country, a small number of countries, or a particular geographic region, the fund’s performance could be closely tied to the market, currency, economic, political, or regulatory conditions and developments in those countries or that region, and could be more volatile than the performance of more geographically-diversified funds.

Issuer Focus Risk: Because MFS may invest a relatively large percentage of the fund’s assets in a single issuer or small number of issuers, the fund’s performance could be closely tied to the value of that one issuer or issuers, and could be more volatile than the performance of more diversified funds.

Derivatives Risk: Derivatives can be highly volatile and involve risks in addition to the risks of the underlying indicator(s). Gains or losses from derivatives can be substantially greater than the derivatives’ original cost, and therefore, can involve leverage. Derivatives can be complex instruments and can involve analysis that differs from that required for other investment types used by the fund. If the value of a derivative does not correlate well with the particular market or other asset class the derivative is intended to provide exposure to, the derivative may not have the effect anticipated. Derivatives can also reduce the opportunity for gain or result in losses by offsetting positive returns in other investments. Derivatives can be less liquid than other types of investments.

Investment Selection Risk: The MFS analysis of an investment can be incorrect and its selection of investments can lead to an investment focus that results in the fund underperforming other funds with similar investment strategies and/or underperforming the markets in which the fund invests.

Counterparty and Third Party Risk: Transactions involving a counterparty other than the issuer of the instrument, or a third party responsible for servicing the instrument, are subject to the credit risk of the counterparty or third party, and to the counterparty’s or third party’s ability to perform in accordance with the terms of the transaction.

10

Liquidity Risk: Certain investments and types of investments are subject to restrictions on resale, may trade in the over-the-counter market or in limited volume, or may not have an active trading market. As a result, it may not be possible to sell the investment at any particular time or at an acceptable price.

Leveraging Risk: Certain transactions, including when-issued, delayed-delivery, and forward commitment purchases, loans of portfolio securities, and the use of some derivatives, can result in leverage. Leverage involves investment exposure in an amount exceeding the initial investment. In transactions involving leverage, a relatively small market movement or change in other underlying indicator can lead to significantly larger losses to the fund. Leverage can cause increased volatility by magnifying gains or losses on underlying investments.

Frequent Trading Risk: Frequent trading increases transaction costs, which may reduce the fund’s return.

Defensive Investing Risk: When MFS invests defensively, different factors could affect the fund’s performance and the fund may not achieve its investment objective. In addition, the defensive strategy may not work as intended.

Information about investment strategies and investment types not described in the Prospectus and the risks associated with those investment strategies and investment types are described in the fund’s Statement of Additional Information (“SAI”).

Bar Chart and Performance Table

The bar chart and performance table below are intended to indicate some of the risks of investing in the fund by showing changes in the fund’s performance over time. The performance table also shows how the fund’s performance over time compares with that of a broad measure of market performance.

The chart and table provide past performance information. The fund’s past performance does not necessarily indicate how the fund will perform in the future. The returns shown do not reflect fees and expenses imposed by the separate accounts established by insurance companies in order to serve as investment vehicles for variable annuity and variable life insurance contracts, qualified pension and retirement plans, and other eligible investors. If these fees and expenses were included, they would reduce these returns.

Bar Chart. The bar chart will show changes over time in the annual total return of Service Class shares for ten calendar years, and assumes the reinvestment of distributions.

11

During the periods shown in the bar chart, the highest quarterly return was 23.44% (for the calendar quarter ended June 30, 2003) and the lowest quarterly return was (14.39)% (for the calendar quarter ended September 30, 2002).

Performance Table. This table shows how the average annual total returns of the fund compare to a broad measure of market performance, and assumes the reinvestment of distributions.

Average Annual Total Returns (for the Periods Ended December 31, 2006)

	1 Year	5 Years	10 Years
MFS Emerging Markets Equity Portfolio – Service Class Shares	29.90%	27.34%	11.67%
Benchmark Comparisons (Returns Before Taxes)
MSCI Emerging Markets Index*†	32.59%	26.97%	9.40%

*	The Morgan Stanley Capital International (MSCI) Emerging Markets Index is a market capitalization index that is designed to measure equity market performance in the global emerging markets.
†	Source: FactSet Research Systems Inc.

All performance results reflect any applicable fee and expense waivers in effect during the periods shown; without these, the results would have been lower.

The fund commenced investment operations on June 5, 1996, with the offering of Initial Class shares and subsequently offered Service Class shares on August 24, 2001. Performance for Service Class shares includes the performance of the fund’s Initial Class shares for periods prior to their offering (“blended performance”). Blended performance has not been adjusted to take into account differences in class specific operating expenses (such as Rule 12b-1 fees); therefore, the use of blended performance generally results in higher performance.

Prior to November 30, 1999, Foreign & Colonial Management Ltd. (“FCM”) and its subsidiary, Foreign & Colonial Emerging Markets Limited (“FCEM”), managed certain assets of the fund. MFS assumed all portfolio management responsibilities from FCM and FCEM for the fund on November 30, 1999. Performance information for periods prior to November 30, 1999 reflects this former sub-investment advisory relationship.

12

MFS Global Growth Portfolio

Investment Objective

The fund’s investment objective is to seek capital appreciation. The fund’s objective may be changed without shareholder approval.

Principal Investment Strategies

MFS normally invests the fund’s assets primarily in U.S. and foreign equity securities, including emerging market equity securities.

MFS may invest a relatively high percentage of the fund’s assets in a single country, a small number of countries, or a particular geographic region.

MFS focuses on investing the fund’s assets in the stocks of companies it believes to have above average earnings growth potential compared to other companies (growth companies). Growth companies tend to have stock prices that are high relative to their earnings, dividends, book value, or other financial measures.

MFS may invest the fund’s assets in companies of any size.

MFS may use derivatives for different purposes, including to earn income and enhance returns, to increase or decrease exposure to a particular market, to manage or adjust the risk profile of the fund, or as alternatives to direct investments.

MFS uses a bottom-up investment approach in buying and selling investments for the fund. Investments are selected primarily based on fundamental analysis of issuers and their potential in light of their current financial condition and industry position, and market, economic, political, and regulatory conditions. Factors considered may include analysis of earnings, cash flows, competitive position, and management ability. Quantitative analysis of these and other factors may also be considered.

MFS may engage in active and frequent trading in pursuing the fund’s principal investment strategies.

In response to market, economic, political, or other conditions, MFS may depart from the fund’s principal investment strategies by temporarily investing for defensive purposes.

Principal Investment Types

Equity Securities: Equity securities represent an ownership interest, or the right to acquire an ownership interest, in a company or other issuer. Different types of equity securities provide different voting and dividend rights and priorities in the event of bankruptcy of the issuer. Equity securities include common stocks, preferred stocks, securities convertible into stocks, and depository receipts for those securities.

Derivatives: Derivatives are financial instruments whose value is based on the value of one or more indicators, such as a security, asset, currency, interest rate, credit rating or index. Derivatives often involve a counterparty to the transaction. Derivatives include futures, forward contracts, options, structured notes, inverse floating rate instruments, swaps, caps, floors, and collars.

Principal Risks

As with any mutual fund, you could lose money on your investment in the fund. An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.

The principal risks of investing in the fund are:

Stock Market Risk: The price of an equity security fluctuates in response to issuer, market, economic, industry, political, and regulatory developments. Prices can decrease significantly in response to these developments, and these developments can affect a single issuer, issuers within a broad market sector, industry or geographic region, or the market in general. Different parts of the market and different types of securities can react differently to these developments. For example, the stocks of growth companies can react differently from the stocks of value companies, and the stocks of large cap companies can react differently from the stocks of small cap companies. Certain unanticipated events, such as natural disasters, terrorist attacks, war, and other geopolitical events, can have a dramatic adverse effect on stock markets.

Company Risk: Changes in the financial condition of a company or other issuer, changes in specific market, economic, political, and regulatory conditions that affect a particular type of investment or issuer, and changes in general market,

13

economic, political, and regulatory conditions can adversely affect the price of an investment. The price of securities of smaller, less well-known companies can be more volatile than the price of securities of larger companies or the market in general.

Growth Company Risk: The stocks of growth companies can be more sensitive to the company’s earnings and more volatile than the market in general.

Foreign Risk: Investments in securities of foreign companies, securities of companies with significant foreign exposure, and foreign currencies can involve additional risks relating to market, economic, political, or regulatory conditions and developments. Political, social, and economic instability, the imposition of currency or capital controls, or the expropriation or nationalization of assets in a particular country can cause dramatic declines in that country’s economy. Less stringent regulatory, accounting, and disclosure requirements for issuers and markets are more common in certain foreign countries. Enforcing legal rights can be difficult, costly, and slow in certain foreign countries, and can be particularly difficult against foreign governments. Additional risks of foreign investments include trading, settlement, custodial, and other operational risks, and withholding and other taxes. These factors can make foreign investments, especially those in emerging markets, more volatile and less liquid than U.S. investments. In addition, foreign markets can react differently to market, economic, political, or regulatory developments than the U.S. market.

Emerging Markets Risk: Emerging markets investments can involve additional and greater risks than the risks associated with investments in developed foreign markets securities. Emerging markets typically have less economic development, market structure and depth and regulatory oversight than developed countries. Emerging markets can also be subject to greater political, social, and economic instability. These factors can make emerging market investments more volatile and less liquid than investments in developed markets.

Currency Risk: A decline in the value of a foreign currency relative to the U.S. dollar reduces the value of the foreign currency and investments denominated in that currency. In addition, the use of foreign exchange contracts to reduce foreign currency exposure can eliminate some or all of the benefit of an increase in the value of a foreign currency versus the U.S. dollar. The value of foreign currencies relative to the U.S. dollar fluctuates in response to, among other factors, interest rate changes, intervention (or failure to intervene) by U.S. or foreign governments, central banks, or supranational entities such as the International Monetary Fund, the imposition of currency controls, and other political or regulatory developments in the U.S. or abroad. Foreign currency values can decrease significantly both in the short term and over the long term in response to these and other developments.

Geographic Concentration Risk: Because MFS may invest a relatively large percentage of the fund’s assets in issuers located in a single country, a small number of countries, or a particular geographic region, the fund’s performance could be closely tied to the market, currency, economic, political, or regulatory conditions and developments in those countries or that region, and could be more volatile than the performance of more geographically-diversified funds.

Derivatives Risk: Derivatives can be highly volatile and involve risks in addition to the risks of the underlying indicator(s). Gains or losses from derivatives can be substantially greater than the derivatives’ original cost, and therefore, can involve leverage. Derivatives can be complex instruments and can involve analysis that differs from that required for other investment types used by the fund. If the value of a derivative does not correlate well with the particular market or other asset class the derivative is intended to provide exposure to, the derivative may not have the effect anticipated. Derivatives can also reduce the opportunity for gain or result in losses by offsetting positive returns in other investments. Derivatives can be less liquid than other types of investments.

Investment Selection Risk: The MFS analysis of an investment can be incorrect and its selection of investments can lead to an investment focus that results in the fund underperforming other funds with similar investment strategies and/or underperforming the markets in which the fund invests.

Counterparty and Third Party Risk: Transactions involving a counterparty other than the issuer of the instrument, or a third party responsible for servicing the instrument, are subject to the credit risk of the counterparty or third party, and to the counterparty’s or third party’s ability to perform in accordance with the terms of the transaction.

Liquidity Risk: Certain investments and types of investments are subject to restrictions on resale, may trade in the over-the-counter market or in limited volume, or may not have an active trading market. As a result, it may not be possible to sell the investment at any particular time or at an acceptable price.

Leveraging Risk: Certain transactions, including when-issued, delayed-delivery, and forward commitment purchases, loans of portfolio securities, and the use of some derivatives, can result in leverage. Leverage involves investment exposure in an amount exceeding the initial investment. In transactions involving leverage, a relatively small market movement or change in other underlying indicator can lead to significantly larger losses to the fund. Leverage can cause increased volatility by magnifying gains or losses on underlying investments.

14

Frequent Trading Risk: Frequent trading increases transaction costs, which may reduce the fund’s return.

Defensive Investing Risk: When MFS invests defensively, different factors could affect the fund’s performance and the fund may not achieve its investment objective. In addition, the defensive strategy may not work as intended.

Information about investment strategies and investment types not described in the Prospectus and the risks associated with those investment strategies and investment types are described in the fund’s Statement of Additional Information (“SAI”).

Bar Chart and Performance Table

The bar chart and performance table below are intended to indicate some of the risks of investing in the fund by showing changes in the fund’s performance over time. The performance table also shows how the fund’s performance over time compares with that of a broad measure of market performance (and one or more other performance measures).

The chart and table provide past performance information. The fund’s past performance does not necessarily indicate how the fund will perform in the future. The returns shown do not reflect fees and expenses imposed by the separate accounts established by insurance companies in order to serve as investment vehicles for variable annuity and variable life insurance contracts, qualified pension and retirement plans, and other eligible investors. If these fees and expenses were included, they would reduce these returns.

Bar Chart. The bar chart will show changes over time in the annual total return of Service Class shares for ten calendar years, and assumes the reinvestment of distributions.

^

The 2003 total return includes proceeds received by the fund from a non-recurring litigation settlement. Excluding the effect of this payment, the fund’s 2003 annual total return would have been 34.33%. (See Financial Highlights below for more information.)

*

The 2004 total return includes proceeds received by the fund as a result of an administrative proceeding regarding disclosure of brokerage allocation practices in connection with fund sales. Excluding the effect of this payment, the fund’s 2004 annual total return would have been lower. (See Financial Highlights below for more information.)

During the periods shown in the bar chart, the highest quarterly return was 16.76% (for the calendar quarter ended June 30, 2003) and the lowest quarterly return was (15.52)% (for the calendar quarter ended September 30, 2002).

15

Performance Table. This table shows how the average annual total returns of the fund compare to a broad measure of market performance and one or more other performance measures, and assumes the reinvestment of distributions.

Average Annual Total Returns (for the Periods Ended December 31, 2006)

	1 Year	5 Years^	10 Years^
MFS Global Growth Portfolio – Service Class Shares	17.09%	9.99%	9.50%
Benchmark Comparisons (Returns Before Taxes)
MSCI All Country World Growth Index*†	16.74%	8.69%	6.36%
MSCI World Growth Index**†	15.48%	7.80%	6.14%

^	A portion of each of the returns includes proceeds received by the fund from unrelated non-recurring events (see “Financial Highlights”).
*

The Morgan Stanley Capital International (MSCI) All Country World Growth Index is a market capitalization index that is designed to measure equity market performance for growth securities in the global developed and emerging markets.

**	The Morgan Stanley Capital International (MSCI) World Growth Index is a market capitalization index that is designed to measure global developed market equity performance for growth securities.
†	Source: FactSet Research Systems Inc.

All performance results reflect any applicable fee and expense waivers in effect during the periods shown; without these, the results would have been lower.

The fund commenced investment operations on November 16, 1993, with the offering of Initial Class shares and subsequently offered Service Class shares on August 24, 2001. Performance for Service Class shares includes the performance of the fund’s Initial Class shares for periods prior to their offering (“blended performance”). Blended performance has not been adjusted to take into account differences in class specific operating expenses (such as Rule 12b-1 fees); therefore, the use of blended performance generally results in higher performance.

16

MFS Global Total Return Portfolio

Investment Objective

The fund’s investment objective is to seek total return. The fund’s objective may be changed without shareholder approval.

Principal Investment Strategies

MFS invests the fund’s assets in equity securities and debt instruments. MFS seeks to invest between 40% and 75% of the fund’s net assets in equity securities and at least 25% of the fund’s total assets in fixed-income senior securities.

MFS may invest the fund’s assets in U.S. and foreign securities, including emerging market securities.

MFS may invest a relatively high percentage of the fund’s assets in a single country, a small number of countries, or a particular geographic region.

MFS focuses on investing the fund’s assets in the stocks of companies that it believes are undervalued compared to their perceived worth (value companies). Value companies tend to have stock prices that are low relative to their earnings, dividends, assets, or other financial measures.

While MFS may invest the fund’s assets in companies of any size, MFS generally focuses on companies with large capitalizations.

MFS generally invests substantially all of the fund’s investments in debt instruments in investment grade debt instruments.

MFS may invest the fund’s assets in mortgage dollar rolls.

MFS may use derivatives for different purposes, including to earn income and enhance returns, to increase or decrease exposure to a particular market, to manage or adjust the risk profile of the fund, or as alternatives to direct investments.

MFS uses a bottom-up investment approach in buying and selling investments for the fund. Investments are selected primarily based on fundamental analysis of issuers or instruments in light of market, economic, political, and regulatory conditions. Factors considered for equity securities may include analysis of earnings, cash flows, competitive position, and management ability. Quantitative analysis of these and other factors may also be considered. Factors considered for debt instruments may include the instrument’s credit quality, collateral characteristics and indenture provisions and the issuer’s management ability, capital structure, leverage, and ability to meet its current obligations. Quantitative analysis of the structure of a debt instrument and its features may also be considered.

MFS may engage in active and frequent trading in pursuing the fund’s principal investment strategies.

In response to market, economic, political, or other conditions, MFS may depart from the fund’s principal investment strategies by temporarily investing for defensive purposes.

Principal Investment Types

Equity Securities: Equity securities represent an ownership interest, or the right to acquire an ownership interest, in a company or other issuer. Different types of equity securities provide different voting and dividend rights and priorities in the event of bankruptcy of the issuer. Equity securities include common stocks, preferred stocks, securities convertible into stocks, and depository receipts for those securities.

Debt Instruments: Debt instruments represent obligations of corporations, governments, and other entities to repay money borrowed. The issuer or borrower usually pays a fixed, variable, or floating rate of interest, and must repay the amount borrowed, usually at the maturity of the instrument. Some debt instruments, such as zero coupon bonds, do not pay current interest but are sold at a discount from their face values. Other debt instruments, such as certain mortgage-backed and other asset-backed securities, make periodic payments of interest and/or principal. Some debt instruments are partially or fully secured by collateral supporting the payment of interest and principal.

Corporate Bonds: Corporate bonds are debt instruments issued by domestic or foreign corporations or similar entities.

U.S. Government Securities: U.S. Government securities are securities issued or guaranteed by the U.S. Treasury, by an agency or instrumentality of the U.S. Government, or by a U.S. Government-sponsored entity. Certain U.S. Government securities may not be supported as to the payment of principal and interest by the full faith and credit of the U.S. Treasury or the ability to borrow from the U.S. Treasury. Some U.S. Government securities may be supported as to the payment of principal and interest only by the credit of the entity issuing or guaranteeing the security.

17

Foreign Government Securities: Foreign government securities are debt instruments issued, guaranteed, or supported, as to the payment of principal and interest, by foreign governments, foreign government agencies, foreign semi-governmental entities or supranational entities, or debt instruments issued by entities organized and operated for the purpose of restructuring the outstanding foreign government securities. Foreign government securities may not be supported as to the payment of principal and interest by the full faith and credit of the foreign government.

Collateralized Instruments: Collateralized instruments include mortgage-backed securities and other interests in pools of assets, such as loans or receivables. Payment of principal and interest generally depends on the cash flows generated by the underlying assets and the terms of the instrument. Certain collateralized instruments offer multiple classes that differ in terms of their priority to receive principal and/or interest payments under the terms of the instrument. Collateralized instruments typically involve a third party responsible for servicing the instrument and performing operational functions such as collecting and aggregating principal, interest and escrow payments, accounting and loan analysis.

Inflation-Adjusted Debt Instruments: Inflation-adjusted debt instruments are debt instruments whose principal and/or interest are adjusted for inflation. Inflation-adjusted debt instruments issued by the U.S. Treasury pay a fixed rate of interest that is applied to an inflation-adjusted principal amount. The principal amount is adjusted based on changes in the Consumer Price Index. The principal due at maturity is typically equal to the inflation-adjusted principal amount, or to the instrument’s original par value, whichever is greater. Other types of inflation-adjusted debt instruments may use other methods of adjusting for inflation, and other measures of inflation. Other issuers of inflation-adjusted debt instruments include U.S. Government agencies, instrumentalities and sponsored entities, corporations, and foreign governments.

Municipal Instruments: Municipal instruments are issued to raise money for a variety of public and private purposes, including general financing for state and local governments, or financing for a specific project or public facility. Municipal instruments include general obligation bonds of municipalities, local or state governments, project or revenue-specific bonds, municipal lease obligations, and prerefunded or escrowed bonds. Municipal instruments may be fully or partially supported by the local government, by the credit of a private issuer, by the current or anticipated revenues from a specific project or assets, by the issuer’s pledge to make annual appropriations for lease payments, or by domestic or foreign entities providing credit support, such as letters of credit, guarantees, or insurance.

Mortgage Dollar Rolls: Mortgage dollar rolls are simultaneous agreements with a third party both to sell a mortgage-backed security and to purchase a similar security from the third party on a later date, for an agreed-upon price.

Derivatives: Derivatives are financial instruments whose value is based on the value of one or more indicators, such as a security, asset, currency, interest rate, credit rating or index. Derivatives often involve a counterparty to the transaction. Derivatives include futures, forward contracts, options, structured notes, inverse floating rate instruments, swaps, caps, floors, and collars.

Principal Risks

As with any mutual fund, you could lose money on your investment in the fund. An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.

The principal risks of investing in the fund are:

Stock Market Risk: The price of an equity security fluctuates in response to issuer, market, economic, industry, political, and regulatory developments. Prices can decrease significantly in response to these developments, and these developments can affect a single issuer, issuers within a broad market sector, industry or geographic region, or the market in general. Different parts of the market and different types of securities can react differently to these developments. For example, the stocks of growth companies can react differently from the stocks of value companies, and the stocks of large cap companies can react differently from the stocks of small cap companies. Certain unanticipated events, such as natural disasters, terrorist attacks, war, and other geopolitical events, can have a dramatic adverse effect on stock markets.

Company Risk: Changes in the financial condition of a company or other issuer, changes in specific market, economic, political, and regulatory conditions that affect a particular type of investment or issuer, and changes in general market, economic, political, and regulatory conditions can adversely affect the price of an investment. The price of securities of smaller, less well-known companies can be more volatile than the price of securities of larger companies or the market in general.

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Value Company Risk: The stocks of value companies can continue to be undervalued for long periods of time and not realize their expected value.

Interest Rate Risk: The price of a debt instrument changes in response to interest rate changes. In general, the price of a debt instrument falls when interest rates rise and rises when interest rates fall. Instruments with longer maturities, or that do not pay current interest, are more sensitive to interest rate changes. In addition, short-term and long-term interest rates do not necessarily move in the same direction or by the same amount. An instrument’s reaction to interest rate changes depends on the timing of its interest and principal payments and the current interest rate for each of those time periods. Instruments with floating interest rates can be less sensitive to interest rate changes. In response to an interest rate decline, instruments that provide the issuer with the right to call or redeem the instrument prior to maturity may be called or redeemed, resulting in the reinvestment of proceeds in other investments at a lower interest rate.

Credit Risk: The value of a debt instrument depends, in part, on the issuer’s or borrower’s credit quality or ability to pay principal and interest when due. The value of a debt instrument is likely to fall if an issuer or borrower defaults on its obligation to pay principal or interest or if the instrument’s credit rating is downgraded by a credit rating agency. The value of a debt instrument can also decline in response to changes in the financial condition of the issuer or borrower, changes in specific market, economic, industry, political, and regulatory conditions that affect a particular type of instrument, issuer, or borrower, and changes in general market, economic, political, and regulatory conditions. Certain unanticipated events, such as natural disasters, terrorist attacks, war, and other geopolitical events can have a dramatic effect on the value of a debt instrument. For certain types of instruments, including derivatives, the value of the instrument depends in part on the credit quality of the counterparty to the transaction. For other types of debt instruments, including collateralized instruments, the price of the debt instrument also depends on the credit quality and adequacy of the underlying assets or collateral. Enforcing rights against the underlying assets or collateral may be difficult, or the underlying assets or collateral may be insufficient, if the issuer defaults.

Foreign Risk: Investments in securities of foreign companies, securities of companies with significant foreign exposure, and foreign currencies can involve additional risks relating to market, economic, political, or regulatory conditions and developments. Political, social, and economic instability, the imposition of currency or capital controls, or the expropriation or nationalization of assets in a particular country can cause dramatic declines in that country’s economy. Less stringent regulatory, accounting, and disclosure requirements for issuers and markets are more common in certain foreign countries. Enforcing legal rights can be difficult, costly, and slow in certain foreign countries, and can be particularly difficult against foreign governments. Additional risks of foreign investments include trading, settlement, custodial, and other operational risks, and withholding and other taxes. These factors can make foreign investments, especially those in emerging markets, more volatile and less liquid than U.S. investments. In addition, foreign markets can react differently to market, economic, political, or regulatory developments than the U.S. market.

Emerging Markets Risk: Emerging markets investments can involve additional and greater risks than the risks associated with investments in developed foreign markets securities. Emerging markets typically have less economic development, market structure and depth and regulatory oversight than developed countries. Emerging markets can also be subject to greater political, social, and economic instability. These factors can make emerging market investments more volatile and less liquid than investments in developed markets.

Currency Risk: A decline in the value of a foreign currency relative to the U.S. dollar reduces the value of the foreign currency and investments denominated in that currency. In addition, the use of foreign exchange contracts to reduce foreign currency exposure can eliminate some or all of the benefit of an increase in the value of a foreign currency versus the U.S. dollar. The value of foreign currencies relative to the U.S. dollar fluctuates in response to, among other factors, interest rate changes, intervention (or failure to intervene) by U.S. or foreign governments, central banks, or supranational entities such as the International Monetary Fund, the imposition of currency controls, and other political or regulatory developments in the U.S. or abroad. Foreign currency values can decrease significantly both in the short term and over the long term in response to these and other developments.

Geographic Concentration Risk: Because MFS may invest a relatively large percentage of the fund’s assets in issuers located in a single country, a small number of countries, or a particular geographic region, the fund’s performance could be closely tied to the market, currency, economic, political, or regulatory conditions and developments in those countries or that region, and could be more volatile than the performance of more geographically-diversified funds.

Prepayment Risk: Many types of debt instruments, including mortgage-backed, asset-backed securities and municipal housing bonds, are subject to the risk of prepayment. Prepayment occurs when unscheduled payments of principal are made prior to an instrument’s maturity. Instruments subject to prepayment can offer less potential for gains during a declining interest rate environment and greater potential for loss in a rising interest rate environment. In addition, prepayment rates are difficult to predict and the potential impact of prepayment on the price of a debt instrument depends on the terms of the instrument and can result in significant volatility.

19

Inflation-Adjusting Risk: Interest payments on inflation-adjusted debt instruments can be unpredictable and vary based on the level of inflation. If inflation is negative, principal and income both can decline. In addition, the measure of inflation used may not correspond to the actual rate of inflation experienced by a particular individual.

Municipal Market Risk: The price of municipal instruments can be volatile, and significantly affected by adverse tax or court rulings, legislative or political changes, and by the financial developments of municipal issuers. Loss of the state income tax advantage of municipal instruments issued by a state through an adverse court ruling could have a significant negative impact on the value of such municipal instruments and the overall municipal market. Because many municipal instruments are issued to finance similar projects, especially those relating to education, health care, housing, utilities, and water and sewer, conditions in these industries can affect the overall municipal market. In addition, changes in the financial condition of an individual municipal insurer can affect the overall municipal market.

Derivatives Risk: Derivatives can be highly volatile and involve risks in addition to the risks of the underlying indicator(s). Gains or losses from derivatives can be substantially greater than the derivatives’ original cost, and therefore, can involve leverage. Derivatives can be complex instruments and can involve analysis that differs from that required for other investment types used by the fund. If the value of a derivative does not correlate well with the particular market or other asset class the derivative is intended to provide exposure to, the derivative may not have the effect anticipated. Derivatives can also reduce the opportunity for gain or result in losses by offsetting positive returns in other investments. Derivatives can be less liquid than other types of investments.

Investment Selection Risk: The MFS analysis of an investment can be incorrect and its selection of investments can lead to an investment focus that results in the fund underperforming other funds with similar investment strategies and/or underperforming the markets in which the fund invests.

Counterparty and Third Party Risk: Transactions involving a counterparty other than the issuer of the instrument, or a third party responsible for servicing the instrument, are subject to the credit risk of the counterparty or third party, and to the counterparty’s or third party’s ability to perform in accordance with the terms of the transaction.

Liquidity Risk: Certain investments and types of investments are subject to restrictions on resale, may trade in the over-the-counter market or in limited volume, or may not have an active trading market. As a result, it may not be possible to sell the investment at any particular time or at an acceptable price.

Leveraging Risk: Certain transactions, including when-issued, delayed-delivery, and forward commitment purchases loans of portfolio securities, mortgage dollar rolls, and the use of some derivatives, can result in leverage. Leverage involves investment exposure in an amount exceeding the initial investment. In transactions involving leverage, a relatively small market movement or change in other underlying indicator can lead to significantly larger losses to the fund. Leverage can cause increased volatility by magnifying gains or losses on underlying investments.

Frequent Trading Risk: Frequent trading increases transaction costs, which may reduce the fund’s return.

Defensive Investing Risk: When MFS invests defensively, different factors could affect the fund’s performance and the fund may not achieve its investment objective. In addition, the defensive strategy may not work as intended.

Information about investment strategies and investment types not described in the Prospectus and the risks associated with those investment strategies and investment types are described in the fund’s Statement of Additional Information (“SAI”).

Bar Chart and Performance Table

The bar chart and performance table below are intended to indicate some of the risks of investing in the fund by showing changes in the fund’s performance over time. The performance table also shows how the fund’s performance over time compares with that of a broad measure of market performance (and one or more other performance measures).

The chart and table provide past performance information. The fund’s past performance does not necessarily indicate how the fund will perform in the future. The returns shown do not reflect fees and expenses imposed by the separate accounts established by insurance companies in order to serve as investment vehicles for variable annuity and variable life insurance contracts, qualified pension and retirement plans, and other eligible investors. If these fees and expenses were included, they would reduce these returns.

20

Bar Chart. The bar chart will show changes over time in the annual total return of Service Class shares for ten calendar years, and assumes the reinvestment of distributions.

During the periods shown in the bar chart, the highest quarterly return was 11.42% (for the calendar quarter ended June 30, 2003) and the lowest quarterly return was (5.96)% (for the calendar quarter ended September 30, 2002).

Performance Table. This table shows how the average annual total returns of the fund compare to a broad measure of market performance and one or more other performance measures, and assumes the reinvestment of distributions.

Average Annual Total Returns (for the Periods Ended December 31, 2006)

	1 Year	5 Years	10 Years
MFS Global Total Return Portfolio – Service Class Shares	16.91%	11.72%	9.30%
Benchmark Comparisons (Returns Before Taxes)
MSCI World Index*†	20.65%	10.49%	8.08%
60% MSCI World Index*/ 40% JPMorgan Global Government Bond Index**†	14.64%	9.89%	7.29%

*	Morgan Stanley Capital International (MSCI) World Index is a market capitalization index that is designed to measure global developed market equity performance.
**

This index is a composite index, 60% of which is the MSCI World Index and 40% of which is the JPMorgan Global Government Bond Index. The JPMorgan Global Government Bond Index measures developed government bond markets around the world.

†	Source: FactSet Research Systems Inc.

All performance results reflect any applicable fee and expense waivers in effect during the periods shown; without these, the results would have been lower.

The fund commenced investment operations on November 7, 1994, with the offering of Initial Class shares and subsequently offered Service Class shares on August 24, 2001. Performance for Service Class shares includes the performance of the fund’s Initial Class shares for periods prior to their offering (“blended performance”). Blended performance has not been adjusted to take into account differences in class specific operating expenses (such as Rule 12b-1 fees); therefore, the use of blended performance generally results in higher performance.

21

MFS International Growth Portfolio

Investment Objective

The fund’s investment objective is to seek capital appreciation. The fund’s objective may be changed without shareholder approval.

Principal Investment Strategies

MFS normally invests the fund’s assets primarily in foreign equity securities, including emerging market equity securities.

MFS may invest a relatively high percentage of the fund’s assets in a single country, a small number of countries, or a particular geographic region.

MFS focuses on investing the fund’s assets in the stocks of companies it believes to have above average earnings growth potential compared to other companies (growth companies). Growth companies tend to have stock prices that are high relative to their earnings, dividends, book value, or other financial measures.

MFS may invest the fund’s assets in companies of any size.

MFS may use derivatives for different purposes, including to earn income and enhance returns, to increase or decrease exposure to a particular market, to manage or adjust the risk profile of the fund, or as alternatives to direct investments.

MFS uses a bottom-up investment approach in buying and selling investments for the fund. Investments are selected primarily based on fundamental analysis of issuers and their potential in light of their current financial condition and industry position, and market, economic, political, and regulatory conditions. Factors considered may include analysis of earnings, cash flows, competitive position, and management ability. Quantitative analysis of these and other factors may also be considered.

MFS may engage in active and frequent trading in pursuing the fund’s principal investment strategies.

In response to market, economic, political, or other conditions, MFS may depart from the fund’s principal investment strategies by temporarily investing for defensive purposes.

Principal Investment Types

Equity Securities: Equity securities represent an ownership interest, or the right to acquire an ownership interest, in a company or other issuer. Different types of equity securities provide different voting and dividend rights and priorities in the event of bankruptcy of the issuer. Equity securities include common stocks, preferred stocks, securities convertible into stocks, and depository receipts for those securities.

Derivatives: Derivatives are financial instruments whose value is based on the value of one or more indicators, such as a security, asset, currency, interest rate, credit rating or index. Derivatives often involve a counterparty to the transaction. Derivatives include futures, forward contracts, options, structured notes, inverse floating rate instruments, swaps, caps, floors, and collars.

Principal Risks

As with any mutual fund, you could lose money on your investment in the fund. An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.

The principal risks of investing in the fund are:

Stock Market Risk: The price of an equity security fluctuates in response to issuer, market, economic, industry, political, and regulatory developments. Prices can decrease significantly in response to these developments, and these developments can affect a single issuer, issuers within a broad market sector, industry or geographic region, or the market in general. Different parts of the market and different types of securities can react differently to these developments. For example, the stocks of growth companies can react differently from the stocks of value companies, and the stocks of large cap companies can react differently from the stocks of small cap companies. Certain unanticipated events, such as natural disasters, terrorist attacks, war, and other geopolitical events, can have a dramatic adverse effect on stock markets.

Company Risk: Changes in the financial condition of a company or other issuer, changes in specific market, economic, political, and regulatory conditions that affect a particular type of investment or issuer, and changes in general market,

22

economic, political, and regulatory conditions can adversely affect the price of an investment. The price of securities of smaller, less well-known companies can be more volatile than the price of securities of larger companies or the market in general.

Growth Company Risk: The stocks of growth companies can be more sensitive to the company’s earnings and more volatile than the market in general.

Foreign Risk: Investments in securities of foreign companies, securities of companies with significant foreign exposure, and foreign currencies can involve additional risks relating to market, economic, political, or regulatory conditions and developments. Political, social, and economic instability, the imposition of currency or capital controls, or the expropriation or nationalization of assets in a particular country can cause dramatic declines in that country’s economy. Less stringent regulatory, accounting, and disclosure requirements for issuers and markets are more common in certain foreign countries. Enforcing legal rights can be difficult, costly, and slow in certain foreign countries, and can be particularly difficult against foreign governments. Additional risks of foreign investments include trading, settlement, custodial, and other operational risks, and withholding and other taxes. These factors can make foreign investments, especially those in emerging markets, more volatile and less liquid than U.S. investments. In addition, foreign markets can react differently to market, economic, political, or regulatory developments than the U.S. market.

Emerging Markets Risk: Emerging markets investments can involve additional and greater risks than the risks associated with investments in developed foreign markets securities. Emerging markets typically have less economic development, market structure and depth and regulatory oversight than developed countries. Emerging markets can also be subject to greater political, social, and economic instability. These factors can make emerging market investments more volatile and less liquid than investments in developed markets.

Currency Risk: A decline in the value of a foreign currency relative to the U.S. dollar reduces the value of the foreign currency and investments denominated in that currency. In addition, the use of foreign exchange contracts to reduce foreign currency exposure can eliminate some or all of the benefit of an increase in the value of a foreign currency versus the U.S. dollar. The value of foreign currencies relative to the U.S. dollar fluctuates in response to, among other factors, interest rate changes, intervention (or failure to intervene) by U.S. or foreign governments, central banks, or supranational entities such as the International Monetary Fund, the imposition of currency controls, and other political or regulatory developments in the U.S. or abroad. Foreign currency values can decrease significantly both in the short term and over the long term in response to these and other developments.

Geographic Concentration Risk: Because MFS may invest a relatively large percentage of the fund’s assets in issuers located in a single country, a small number of countries, or a particular geographic region, the fund’s performance could be closely tied to the market, currency, economic, political, or regulatory conditions and developments in those countries or that region, and could be more volatile than the performance of more geographically-diversified funds.

Derivatives Risk: Derivatives can be highly volatile and involve risks in addition to the risks of the underlying indicator(s). Gains or losses from derivatives can be substantially greater than the derivatives’ original cost, and therefore, can involve leverage. Derivatives can be complex instruments and can involve analysis that differs from that required for other investment types used by the fund. If the value of a derivative does not correlate well with the particular market or other asset class the derivative is intended to provide exposure to, the derivative may not have the effect anticipated. Derivatives can also reduce the opportunity for gain or result in losses by offsetting positive returns in other investments. Derivatives can be less liquid than other types of investments.

Investment Selection Risk: The MFS analysis of an investment can be incorrect and its selection of investments can lead to an investment focus that results in the fund underperforming other funds with similar investment strategies and/or underperforming the markets in which the fund invests.

Counterparty and Third Party Risk: Transactions involving a counterparty other than the issuer of the instrument, or a third party responsible for servicing the instrument, are subject to the credit risk of the counterparty or third party, and to the counterparty’s or third party’s ability to perform in accordance with the terms of the transaction.

Liquidity Risk: Certain investments and types of investments are subject to restrictions on resale, may trade in the over-the-counter market or in limited volume, or may not have an active trading market. As a result, it may not be possible to sell the investment at any particular time or at an acceptable price.

Leveraging Risk: Certain transactions, including when-issued, delayed-delivery, and forward commitment purchases, loans of portfolio securities, and the use of some derivatives, can result in leverage. Leverage involves investment exposure in an amount exceeding the initial investment. In transactions involving leverage, a relatively small market movement or change in other underlying indicator can lead to significantly larger losses to the fund. Leverage can cause increased volatility by magnifying gains or losses on underlying investments.

23

Frequent Trading Risk: Frequent trading increases transaction costs, which may reduce the fund’s return.

Defensive Investing Risk: When MFS invests defensively, different factors could affect the fund’s performance and the fund may not achieve its investment objective. In addition, the defensive strategy may not work as intended.

Information about investment strategies and investment types not described in the Prospectus and the risks associated with those investment strategies and investment types are described in the fund’s Statement of Additional Information (“SAI”).

Bar Chart and Performance Table

The bar chart and performance table below are intended to indicate some of the risks of investing in the fund by showing changes in the fund’s performance over time. The performance table also shows how the fund’s performance over time compares with that of a broad measure of market performance.

The chart and table provide past performance information. The fund’s past performance does not necessarily indicate how the fund will perform in the future. The returns shown do not reflect fees and expenses imposed by the separate accounts established by insurance companies in order to serve as investment vehicles for variable annuity and variable life insurance contracts, qualified pension and retirement plans, and other eligible investors. If these fees and expenses were included, they would reduce these returns.

Bar Chart. The bar chart will show changes over time in the annual total return of Service Class shares for ten calendar years, and assumes the reinvestment of distributions.

During the periods shown in the bar chart, the highest quarterly return was 17.99% (for the calendar quarter ended June 30, 2003) and the lowest quarterly return was (15.19)% (for the calendar quarter ended September 30, 2002).

Performance Table. This table shows how the average annual total returns of the fund compare to a broad measure of market performance, and assumes the reinvestment of distributions.

24

Average Annual Total Returns (for the Periods Ended December 31, 2006)

	1 Year	5 Years	10 Years
MFS International Growth Portfolio – Service Class Shares	25.75%	15.78%	8.13%
Benchmark Comparisons (Returns Before Taxes)
MSCI EAFE (Europe, Australasia, Far East) Growth Index *†	22.69%	12.63%	5.35%

*

The MSCI (Morgan Stanley Capital International) EAFE (Europe, Australasia, Far East) Growth Index is a market capitalization index that is designed to measure developed market growth equity performance, excluding the U.S. and Canada.

†	Source: FactSet Research Systems Inc.

All performance results reflect any applicable fee and expense waivers in effect during the periods shown; without these, the results would have been lower.

The fund commenced investment operations on June 3, 1996, with the offering of Initial Class shares and subsequently offered Service Class shares on August 24, 2001. Performance for Service Class shares includes the performance of the fund’s Initial Class shares for periods prior to their offering (“blended performance”). Blended performance has not been adjusted to take into account differences in class specific operating expenses (such as Rule 12b-1 fees); therefore, the use of blended performance generally results in higher performance.

Prior to November 30, 1998, Foreign & Colonial Management Ltd. (“FCM”) and its subsidiary, Foreign & Colonial Emerging Markets Limited (“FCEM”), managed certain assets of the fund. MFS assumed all portfolio management responsibilities from FCM and FCEM for the fund on November 30, 1998. Performance information for periods prior to November 30, 1998 reflects this former sub-investment advisory relationship.

25

MFS International Value Portfolio

Investment Objective

The fund’s investment objective is to seek capital appreciation. The fund’s objective may be changed without shareholder approval.

Principal Investment Strategies

MFS normally invests the fund’s assets primarily in foreign equity securities, including emerging market equity securities.

MFS may invest a relatively high percentage of the fund’s assets in a single country, a small number of countries, or a particular geographic region.

MFS focuses on investing the fund’s assets in the stocks of companies that it believes are undervalued compared to their perceived worth (value companies). Value companies tend to have stock prices that are low relative to their earnings, dividends, assets, or other financial measures.

MFS may invest the fund’s assets in companies of any size.

MFS may use derivatives for different purposes, including to earn income and enhance returns, to increase or decrease exposure to a particular market, to manage or adjust the risk profile of the fund, or as alternatives to direct investments.

MFS uses a bottom-up investment approach in buying and selling investments for the fund. Investments are selected primarily based on fundamental analysis of issuers and their potential in light of their current financial condition and industry position, and market, economic, political, and regulatory conditions. Factors considered may include analysis of earnings, cash flows, competitive position, and management ability. Quantitative analysis of these and other factors may also be considered.

MFS may engage in active and frequent trading in pursuing the fund’s principal investment strategies.

In response to market, economic, political, or other conditions, MFS may depart from the fund’s principal investment strategies by temporarily investing for defensive purposes.

Principal Investment Types

Equity Securities: Equity securities represent an ownership interest, or the right to acquire an ownership interest, in a company or other issuer. Different types of equity securities provide different voting and dividend rights and priorities in the event of bankruptcy of the issuer. Equity securities include common stocks, preferred stocks, securities convertible into stocks, and depository receipts for those securities.

Derivatives: Derivatives are financial instruments whose value is based on the value of one or more indicators, such as a security, asset, currency, interest rate, credit rating or index. Derivatives often involve a counterparty to the transaction. Derivatives include futures, forward contracts, options, structured notes, inverse floating rate instruments, swaps, caps, floors, and collars.

Principal Risks

As with any mutual fund, you could lose money on your investment in the fund. An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.

The principal risks of investing in the fund are:

Stock Market Risk: The price of an equity security fluctuates in response to issuer, market, economic, industry, political, and regulatory developments. Prices can decrease significantly in response to these developments, and these developments can affect a single issuer, issuers within a broad market sector, industry or geographic region, or the market in general. Different parts of the market and different types of securities can react differently to these developments. For example, the stocks of growth companies can react differently from the stocks of value companies, and the stocks of large cap companies can react differently from the stocks of small cap companies. Certain unanticipated events, such as natural disasters, terrorist attacks, war, and other geopolitical events, can have a dramatic adverse effect on stock markets.

Company Risk: Changes in the financial condition of a company or other issuer, changes in specific market, economic, political, and regulatory conditions that affect a particular type of investment or issuer, and changes in general market,

26

economic, political, and regulatory conditions can adversely affect the price of an investment. The price of securities of smaller, less well-known companies can be more volatile than the price of securities of larger companies or the market in general.

Value Company Risk: The stocks of value companies can continue to be undervalued for long periods of time and not realize their expected value.

Foreign Risk: Investments in securities of foreign companies, securities of companies with significant foreign exposure, and foreign currencies can involve additional risks relating to market, economic, political, or regulatory conditions and developments. Political, social, and economic instability, the imposition of currency or capital controls, or the expropriation or nationalization of assets in a particular country can cause dramatic declines in that country’s economy. Less stringent regulatory, accounting, and disclosure requirements for issuers and markets are more common in certain foreign countries. Enforcing legal rights can be difficult, costly, and slow in certain foreign countries, and can be particularly difficult against foreign governments. Additional risks of foreign investments include trading, settlement, custodial, and other operational risks, and withholding and other taxes. These factors can make foreign investments, especially those in emerging markets, more volatile and less liquid than U.S. investments. In addition, foreign markets can react differently to market, economic, political, or regulatory developments than the U.S. market.

Emerging Markets Risk: Emerging markets investments can involve additional and greater risks than the risks associated with investments in developed foreign markets securities. Emerging markets typically have less economic development, market structure and depth and regulatory oversight than developed countries. Emerging markets can also be subject to greater political, social, and economic instability. These factors can make emerging market investments more volatile and less liquid than investments in developed markets.

Currency Risk: A decline in the value of a foreign currency relative to the U.S. dollar reduces the value of the foreign currency and investments denominated in that currency. In addition, the use of foreign exchange contracts to reduce foreign currency exposure can eliminate some or all of the benefit of an increase in the value of a foreign currency versus the U.S. dollar. The value of foreign currencies relative to the U.S. dollar fluctuates in response to, among other factors, interest rate changes, intervention (or failure to intervene) by U.S. or foreign governments, central banks, or supranational entities such as the International Monetary Fund, the imposition of currency controls, and other political or regulatory developments in the U.S. or abroad. Foreign currency values can decrease significantly both in the short term and over the long term in response to these and other developments.

Geographic Concentration Risk: Because MFS may invest a relatively large percentage of the fund’s assets in issuers located in a single country, a small number of countries, or a particular geographic region, the fund’s performance could be closely tied to the market, currency, economic, political, or regulatory conditions and developments in those countries or that region, and could be more volatile than the performance of more geographically-diversified funds.

Derivatives Risk: Derivatives can be highly volatile and involve risks in addition to the risks of the underlying indicator(s). Gains or losses from derivatives can be substantially greater than the derivatives’ original cost, and therefore, can involve leverage. Derivatives can be complex instruments and can involve analysis that differs from that required for other investment types used by the fund. If the value of a derivative does not correlate well with the particular market or other asset class the derivative is intended to provide exposure to, the derivative may not have the effect anticipated. Derivatives can also reduce the opportunity for gain or result in losses by offsetting positive returns in other investments. Derivatives can be less liquid than other types of investments.

Investment Selection Risk: The MFS analysis of an investment can be incorrect and its selection of investments can lead to an investment focus that results in the fund underperforming other funds with similar investment strategies and/or underperforming the markets in which the fund invests.

Counterparty and Third Party Risk: Transactions involving a counterparty other than the issuer of the instrument, or a third party responsible for servicing the instrument, are subject to the credit risk of the counterparty or third party, and to the counterparty’s or third party’s ability to perform in accordance with the terms of the transaction.

Liquidity Risk: Certain investments and types of investments are subject to restrictions on resale, may trade in the over-the-counter market or in limited volume, or may not have an active trading market. As a result, it may not be possible to sell the investment at any particular time or at an acceptable price.

Leveraging Risk: Certain transactions, including when-issued, delayed-delivery, and forward commitment purchases, loans of portfolio securities, and the use of some derivatives, can result in leverage. Leverage involves investment exposure in an amount exceeding the initial investment. In transactions involving leverage, a relatively small market movement or change in other underlying indicator can lead to significantly larger losses to the fund. Leverage can cause increased volatility by magnifying gains or losses on underlying investments.

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Frequent Trading Risk: Frequent trading increases transaction costs, which may reduce the fund’s return.

Defensive Investing Risk: When MFS invests defensively, different factors could affect the fund’s performance and the fund may not achieve its investment objective. In addition, the defensive strategy may not work as intended.

Information about investment strategies and investment types not described in the Prospectus and the risks associated with those investment strategies and investment types are described in the fund’s Statement of Additional Information (“SAI”).

Bar Chart and Performance Table

The bar chart and performance table below are intended to indicate some of the risks of investing in the fund by showing changes in the fund’s performance over time. The performance table also shows how the fund’s performance over time compares with that of a broad measure of market performance (and one or more other performance measures).

The chart and table provide past performance information. The fund’s past performance does not necessarily indicate how the fund will perform in the future. The returns shown do not reflect fees and expenses imposed by the separate accounts established by insurance companies in order to serve as investment vehicles for variable annuity and variable life insurance contracts, qualified pension and retirement plans, and other eligible investors. If these fees and expenses were included, they would reduce these returns.

Bar Chart. The bar chart will show changes over time in the annual total return of Service Class shares for ten calendar years, and assumes the reinvestment of distributions.

During the periods shown in the bar chart, the highest quarterly return was 16.57% (for the calendar quarter ended December 31, 2003) and the lowest quarterly return was (14.73)% (for the calendar quarter ended September 30, 2002).

Performance Table. This table shows how the average annual total returns of the fund compare to a broad measure of market performance and one or more other performance measures, and assumes the reinvestment of distributions.

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Average Annual Total Returns (for the Periods Ended December 31, 2006)

	1 Year	5 Years	10 Years
MFS International Value Portfolio – Service Class Shares	28.95%	18.85%	11.63%
Benchmark Comparisons (Returns Before Taxes)
MSCI EAFE (Europe, Australasia, Far East) Index*†	26.86%	15.43%	8.06%
MSCI EAFE (Europe, Australasia, Far East) Value Index**†	31.05%	18.19%	10.62%

*	The MSCI (Morgan Stanley Capital International) EAFE (Europe, Australasia, Far East) Index is a market capitalization index that is designed to measure developed market equity performance, excluding the U.S. and Canada.
**	The MSCI (Morgan Stanley Capital International) EAFE (Europe, Australasia, Far East) Value Index is a market capitalization index that is designed to measure developed market equity performance for value securities, excluding the U.S. and Canada.
†	Source: FactSet Research Systems Inc.

All performance results reflect any applicable fee and expense waivers in effect during the periods shown; without these, the results would have been lower.

The fund commenced investment operations on October 2, 1995, with the offering of Initial Class shares and subsequently offered Service Class shares on August 24, 2001. Performance for Service Class shares includes the performance of the fund’s Initial Class shares for periods prior to their offering (“blended performance”). Blended performance has not been adjusted to take into account differences in class specific operating expenses (such as Rule 12b-1 fees); therefore, the use of blended performance generally results in higher performance.

Prior to September 8, 1997, Foreign & Colonial Management Ltd. (“FCM”) and its subsidiary, Foreign & Colonial Emerging Markets Limited (“FCEM”), managed certain assets of the fund. MFS assumed all portfolio management responsibilities from FCM and FCEM for the fund on September 8, 1997. Performance information for periods prior to September 8, 1997 reflects this former sub-investment advisory relationship.

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MFS Research International Portfolio

Investment Objective

The fund’s investment objective is to seek capital appreciation. The fund’s objective may be changed without shareholder approval.

Principal Investment Strategies

MFS normally invests the fund’s assets primarily in foreign equity securities, including emerging market equity securities.

MFS may invest a relatively high percentage of the fund’s assets in a single country, a small number of countries, or a particular geographic region.

In selecting investments for the fund, MFS is not constrained to any particular investment style. MFS may invest the fund’s assets in the stocks of companies it believes to have above average earnings growth potential compared to other companies (growth companies), in the stocks of companies it believes are undervalued compared to their perceived worth (value companies), or in a combination of growth and value companies.

MFS may invest the fund’s assets in companies of any size.

MFS may use derivatives for different purposes, including to earn income and enhance returns, to increase or decrease exposure to a particular market, to manage or adjust the risk profile of the fund, or as alternatives to direct investments.

A team of investment research analysts selects investments for the fund. MFS allocates the fund’s assets to analysts by broad market sectors.

MFS uses a bottom-up investment approach in buying and selling investments for the fund. Investments are selected primarily based on fundamental analysis of issuers and their potential in light of their current financial condition and industry position, and market, economic, political, and regulatory conditions. Factors considered may include analysis of earnings, cash flows, competitive position, and management ability. Quantitative analysis of these and other factors may also be considered.

MFS may engage in active and frequent trading in pursuing the fund’s principal investment strategies.

In response to market, economic, political, or other conditions, MFS may depart from the fund’s principal investment strategies by temporarily investing for defensive purposes.

Principal Investment Types

Equity Securities: Equity securities represent an ownership interest, or the right to acquire an ownership interest, in a company or other issuer. Different types of equity securities provide different voting and dividend rights and priorities in the event of bankruptcy of the issuer. Equity securities include common stocks, preferred stocks, securities convertible into stocks, and depository receipts for those securities.

Derivatives: Derivatives are financial instruments whose value is based on the value of one or more indicators, such as a security, asset, currency, interest rate, credit rating or index. Derivatives often involve a counterparty to the transaction. Derivatives include futures, forward contracts, options, structured notes, inverse floating rate instruments, swaps, caps, floors, and collars.

Principal Risks

As with any mutual fund, you could lose money on your investment in the fund. An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.

The principal risks of investing in the fund are:

Stock Market Risk: The price of an equity security fluctuates in response to issuer, market, economic, industry, political, and regulatory developments. Prices can decrease significantly in response to these developments, and these developments can affect a single issuer, issuers within a broad market sector, industry or geographic region, or the market in general. Different parts of the market and different types of securities can react differently to these developments. For example, the stocks of growth companies can react differently from the stocks of value companies, and the stocks of large cap companies can react differently from the stocks of small cap companies. Certain unanticipated events, such as natural disasters, terrorist attacks, war, and other geopolitical events, can have a dramatic adverse effect on stock markets.

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Company Risk: Changes in the financial condition of a company or other issuer, changes in specific market, economic, political, and regulatory conditions that affect a particular type of investment or issuer, and changes in general market, economic, political, and regulatory conditions can adversely affect the price of an investment. The price of securities of smaller, less well-known companies can be more volatile than the price of securities of larger companies or the market in general.

Foreign Risk: Investments in securities of foreign companies, securities of companies with significant foreign exposure, and foreign currencies can involve additional risks relating to market, economic, political, or regulatory conditions and developments. Political, social, and economic instability, the imposition of currency or capital controls, or the expropriation or nationalization of assets in a particular country can cause dramatic declines in that country’s economy. Less stringent regulatory, accounting, and disclosure requirements for issuers and markets are more common in certain foreign countries. Enforcing legal rights can be difficult, costly, and slow in certain foreign countries, and can be particularly difficult against foreign governments. Additional risks of foreign investments include trading, settlement, custodial, and other operational risks, and withholding and other taxes. These factors can make foreign investments, especially those in emerging markets, more volatile and less liquid than U.S. investments. In addition, foreign markets can react differently to market, economic, political, or regulatory developments than the U.S. market.

Emerging Markets Risk: Emerging markets investments can involve additional and greater risks than the risks associated with investments in developed foreign markets securities. Emerging markets typically have less economic development, market structure and depth and regulatory oversight than developed countries. Emerging markets can also be subject to greater political, social, and economic instability. These factors can make emerging market investments more volatile and less liquid than investments in developed markets.

Currency Risk: A decline in the value of a foreign currency relative to the U.S. dollar reduces the value of the foreign currency and investments denominated in that currency. In addition, the use of foreign exchange contracts to reduce foreign currency exposure can eliminate some or all of the benefit of an increase in the value of a foreign currency versus the U.S. dollar. The value of foreign currencies relative to the U.S. dollar fluctuates in response to, among other factors, interest rate changes, intervention (or failure to intervene) by U.S. or foreign governments, central banks, or supranational entities such as the International Monetary Fund, the imposition of currency controls, and other political or regulatory developments in the U.S. or abroad. Foreign currency values can decrease significantly both in the short term and over the long term in response to these and other developments.

Geographic Concentration Risk: Because MFS may invest a relatively large percentage of the fund’s assets in issuers located in a single country, a small number of countries, or a particular geographic region, the fund’s performance could be closely tied to the market, currency, economic, political, or regulatory conditions and developments in those countries or that region, and could be more volatile than the performance of more geographically-diversified funds.

Derivatives Risk: Derivatives can be highly volatile and involve risks in addition to the risks of the underlying indicator(s). Gains or losses from derivatives can be substantially greater than the derivatives’ original cost, and therefore, can involve leverage. Derivatives can be complex instruments and can involve analysis that differs from that required for other investment types used by the fund. If the value of a derivative does not correlate well with the particular market or other asset class the derivative is intended to provide exposure to, the derivative may not have the effect anticipated. Derivatives can also reduce the opportunity for gain or result in losses by offsetting positive returns in other investments. Derivatives can be less liquid than other types of investments.

Investment Selection Risk: The MFS analysis of an investment can be incorrect and its selection of investments can lead to an investment focus that results in the fund underperforming other funds with similar investment strategies and/or underperforming the markets in which the fund invests.

Counterparty and Third Party Risk: Transactions involving a counterparty other than the issuer of the instrument, or a third party responsible for servicing the instrument, are subject to the credit risk of the counterparty or third party, and to the counterparty’s or third party’s ability to perform in accordance with the terms of the transaction.

Liquidity Risk: Certain investments and types of investments are subject to restrictions on resale, may trade in the over-the-counter market or in limited volume, or may not have an active trading market. As a result, it may not be possible to sell the investment at any particular time or at an acceptable price.

Leveraging Risk: Certain transactions, including when-issued, delayed-delivery, and forward commitment purchases, loans of portfolio securities, and the use of some derivatives, can result in leverage. Leverage involves investment

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exposure in an amount exceeding the initial investment. In transactions involving leverage, a relatively small market movement or change in other underlying indicator can lead to significantly larger losses to the fund. Leverage can cause increased volatility by magnifying gains or losses on underlying investments.

Frequent Trading Risk: Frequent trading increases transaction costs, which may reduce the fund’s return.

Defensive Investing Risk: When MFS invests defensively, different factors could affect the fund’s performance and the fund may not achieve its investment objective. In addition, the defensive strategy may not work as intended.

Information about investment strategies and investment types not described in the Prospectus and the risks associated with those investment strategies and investment types are described in the fund’s Statement of Additional Information (“SAI”).

Bar Chart and Performance Table

The bar chart and performance table below are intended to indicate some of the risks of investing in the fund by showing changes in the fund’s performance over time. The performance table also shows how the fund’s performance over time compares with that of a broad measure of market performance.

The chart and table provide past performance information. The fund’s past performance does not necessarily indicate how the fund will perform in the future. The returns shown do not reflect fees and expenses imposed by the separate accounts established by insurance companies in order to serve as investment vehicles for variable annuity and variable life insurance contracts, qualified pension and retirement plans, and other eligible investors. If these fees and expenses were included, they would reduce these returns.

Bar Chart. The bar chart will show changes over time in the annual total return of Service Class shares for ten calendar years, and assumes the reinvestment of distributions.

During the periods shown in the bar chart, the highest quarterly return was 16.13% (for the calendar quarter ended December 31, 2003) and the lowest quarterly return was (14.64)% (for the calendar quarter ended September 30, 2002).

Performance Table. This table shows how the average annual total returns of the fund compare to a broad measure of market performance, and assumes the reinvestment of distributions.

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Average Annual Total Returns (for the Periods Ended December 31, 2006)

	1 Year	5 Years	Life#
MFS Research International Portfolio – Service Class Shares	27.25%	16.08%	10.25%
Benchmark Comparisons (Returns Before Taxes)
MSCI EAFE (Europe, Australasia, Far East) Index*†	26.86%	15.43%	7.28%

#	Life refers to the period from the commencement of the fund’s investment operations, May 6, 1998, through December 31, 2006. Index information is from May 1, 1998.
*	The MSCI (Morgan Stanley Capital International) EAFE (Europe, Australasia, Far East) Index is a market capitalization index that is designed to measure developed market equity performance, excluding the U.S. and Canada.
†	Source: FactSet Research Systems Inc.

All performance results reflect any applicable fee and expense waivers in effect during the periods shown; without these, the results would have been lower.

The fund commenced investment operations on May 6, 1998, with the offering of Initial Class shares and subsequently offered Service Class shares on August 24, 2001. Performance for Service Class shares includes the performance of the fund’s Initial Class shares for periods prior to their offering (“blended performance”). Blended performance has not been adjusted to take into account differences in class specific operating expenses (such as Rule 12b-1 fees); therefore, the use of blended performance generally results in higher performance.

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EXPENSE SUMMARY

Expense Table

This table describes the fees and expenses that you may pay when you hold shares of the fund. These expenses do not reflect the fees and expenses imposed by the separate accounts established by insurance companies in order to serve as investment vehicles for variable annuity and variable life insurance contracts, qualified pension and retirement plans, and other eligible investors. If these fees and expenses had been included, your expenses would be higher. The annual fund operating expenses are based on estimated expenses for the MFS Blended Research Growth Portfolio and the MFS Blended Research Value Portfolio, and current fiscal year end expenses incurred during the most recently completed fiscal year for the remaining funds. The fund’s annual operating expenses may vary in future years.

Annual Fund Operating Expenses (expenses that are deducted from fund assets):

Service Class	MFS Blended Research Core Equity Portfolio (formerly, Massachusetts Investors Trust Series)	MFS Blended Research Growth Portfolio	MFS Blended Research Value Portfolio
Management Fee	0.55%	0.60%	0.60%
Distribution and/or Service (12b-1) Fees(1)	0.25%	0.25%	0.25%
Other Expenses(2)	0.06%	1.52%	1.52%

Total Annual Fund Operating Expenses(2)	0.86%	2.37%	2.37%
Fee Reductions(3)	(0.01)%	(1.52)%	(1.52)%

Net Expenses(2)	0.85%	0.85%	0.85%

Service Class	MFS Emerging Markets Equity Portfolio	MFS Global Growth Portfolio	MFS Global Total Return Portfolio
Management Fee	1.05%	0.90%	0.75%
Distribution and/or Service (12b-1) Fees(1)	0.25%	0.25%	0.25%
Other Expenses(2)	0.48%	0.24%	0.18%

Total Annual Fund Operating Expenses(2)	1.78%	1.39%	1.18%

Service Class	MFS International Growth Portfolio	MFS International Value Portfolio	MFS Research International Portfolio
Management Fee	0.90%	0.90%	0.90%
Distribution and/or Service (12b-1) Fees(1)	0.25%	0.25%	0.25%
Other Expenses(2)	0.22%	0.21%	0.23%

Total Annual Fund Operating Expenses(2)	1.37%	1.36%	1.38%

(1)	The fund’s Rule 12b-1 plan permits it to pay distribution and/or service fees to support the sale and distribution of the fund’s shares and the services provided by financial intermediaries. The maximum rates that may be charged under the plan are set forth under “Distribution and Service Fees.”
(2)	The fund has entered into an expense offset arrangement that reduces the fund’s custodian fee based upon the amount of cash maintained by the fund with its custodian. Such fee reduction is not reflected in the table. Had this fee reduction been taken into account, “Total Annual Fund Operating Expenses” or “Net Expenses”, as the case may be, would be lower.
(3)	MFS has agreed in writing to bear the MFS Blended Research Core Equity Portfolio’s (formerly, Massachusetts Investors Trust Series) expenses such that “Total Annual Fund Operating Expenses,” determined without giving effect to the expense offset arrangement described above, do not exceed 0.85% annually. This written agreement excludes interest, taxes, extraordinary expenses, brokerage and transaction costs and investment-related expenses, and will continue until at least April 30, 2010. Additionally, MFS has agreed in writing to bear each of the MFS Blended Research Growth Portfolio’s and the MFS Blended Research Value Portfolio’s expenses such that “Total Annual Fund Operating Expenses,” determined without giving effect to the expense offset arrangement described above, do not exceed 0.85% annually. This written agreement excludes interest, taxes, extraordinary expenses, brokerage and transaction costs and investment-related expenses, and will continue until at least April 30, 2009.

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Example of Expenses

These examples are intended to help you compare the cost of investing in each fund with the cost of investing in other mutual funds. These examples do not reflect the fees and expenses imposed by the investment vehicle through which an investment in the fund is made. If these fees and expenses were included, your expenses would be higher.

The examples assume that:

•	You invest $10,000 in the fund for the time periods indicated and you redeem your shares at the end of the time periods (unless otherwise indicated);

•	Your investment has a 5% return each year and dividends and other distributions are reinvested; and

•

The fund’s operating expenses remain the same, except that the fund’s total operating expenses are assumed to take into account any written fee reductions for the period during which any written fee reductions are in effect (see “Expense Summary-Expense Table” above).

Although your actual costs may be higher or lower, under these assumptions your costs would be:

Fund	1 Year	3 Years	5 Years	10 Years
MFS Blended Research Core Equity Portfolio (formerly, Massachusetts Investors Trust Series)
Service Class	$87	$271	$474	$1,058
MFS Blended Research Growth Portfolio*
Service Class	$87	$536	N/A	N/A
MFS Blended Research Value Portfolio*
Service Class	$87	$536	N/A	N/A
MFS Emerging Markets Equity Portfolio
Service Class	$181	$560	$964	$2,095
MFS Global Growth Portfolio
Service Class	$142	$440	$761	$1,669
MFS Global Total Return Portfolio
Service Class	$120	$375	$649	$1,432
MFS International Growth Portfolio
Service Class	$139	$434	$750	$1,646
MFS International Value Portfolio
Service Class	$138	$431	$745	$1,635
MFS Research International Portfolio
Service Class	$141	$437	$755	$1,657

*	The fund commenced investment operations on December 19, 2007.

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MANAGEMENT OF THE FUND

Investment Adviser

Massachusetts Financial Services Company (“MFS”), located at 500 Boylston Street, Boston, Massachusetts, serves as the investment adviser for each fund. Subject to the supervision of the Board of Trustees, MFS is responsible for managing each fund’s investments, executing transactions and providing related administrative services and facilities under an Investment Advisory Agreement between each fund and MFS.

For the fiscal year ended December 31, 2006, each fund paid MFS an effective management fee equal to the percentage of the fund’s average daily net assets as set forth below. The management fee set forth in each fund’s Investment Advisory Agreement is the percentage of the funds’ average daily net assets as set forth below.

Fund	Effective Management Fee	Management Fee As Set Forth in the Investment Advisory Agreement
MFS Blended Research Core Equity Portfolio (formerly, Massachusetts Investors Trust Series)	0.55%	0.55%
MFS Blended Research Growth Portfolio* MFS Blended Research Value Portfolio*	N/A	0.60%
MFS Emerging Markets Equity Portfolio	1.05%	1.05% of first $500 million; 1.00% in excess of $500 million
MFS Global Growth Portfolio	0.90%	0.90% of first $1 billion; 0.75% in excess of $1 billion up to $2 billion; 0.65% in excess of $2 billion
MFS Global Total Return Portfolio	0.75%	0.75% of first $300 million; 0.675% in excess of $300 million
MFS International Growth Portfolio MFS International Value Portfolio MFS Research International Portfolio	0.90%	0.90% of first $1 billion; 0.80% in excess of $1 billion up to $2 billion; 0.70% in excess of $2 billion

*	The fund commenced investment operations on December 19, 2007.

A discussion regarding the basis for the Board of Trustees’ approval of the Investment Advisory Agreement will be available in each fund’s annual report for the one year period that ends December 31 and for the period that ends December 31 for the MFS Blended Research Growth Portfolio and the MFS Blended Research Value Portfolio.

MFS is America‘s oldest mutual fund organization. MFS and its predecessor organizations have a history of money management dating from 1924 and the founding of the first mutual fund, Massachusetts Investors Trust. Net assets under the management of the MFS organization were approximately $204 billion as of September 30, 2007.

Since December 2003, MFS, MFS Fund Distributors, Inc., MFS Service Center, Inc., MFS Corporation Retirement Committee, Sun Life Financial Inc., various MFS funds, certain current and/or former Trustees of the MFS funds, and certain officers of MFS have been named as defendants in multiple lawsuits filed in federal and state courts. The various lawsuits generally allege that some or all of the defendants (i) permitted or acquiesced in market timing and/or late trading in some of the MFS funds, and inadequately disclosed MFS’ internal policies concerning market timing and such matters, (ii) received excessive compensation as fiduciaries with respect to the MFS funds, or (iii) permitted or acquiesced in the improper use of fund assets by MFS to support the distribution of MFS fund shares and inadequately disclosed MFS’ use of fund assets in this manner. The lawsuits assert that some or all of the defendants violated the federal securities laws, including the Securities Act of 1933 and the Securities Exchange Act of 1934, the Investment Company Act of 1940, and the Investment Advisers Act of 1940, the Employee Retirement Income Security Act of 1974 (ERISA), as well as fiduciary duties and other violations of common law. The lawsuits variously have been commenced as class actions or individual actions on behalf of investors who purchased, held, or redeemed shares of the MFS funds during specified periods, as ERISA actions by participants in certain retirement plan accounts on behalf of those accounts, or as derivative actions on behalf of the MFS funds.

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The lawsuits relating to market timing and related matters have been transferred to, and consolidated before, the United States District Court for the District of Maryland, as part of a multi-district litigation of market timing and related claims involving several other fund complexes (In re Mutual Funds Investment Litigation (Alger, Columbia, Janus, MFS, One Group, Putnam, Allianz Dresdner), No. 1:04-md-15863 (transfer began March 19, 2004)). The market timing cases related to the MFS funds include Riggs v. MFS et al., Case No. 04-CV-01162-JFM (direct), Hammerslough v. MFS et al., Case No. 04-MD-01620 (derivative), Anita Walker v. MFS et al., Case No. 1:04-CV-01758 (ERISA), and Reaves v. MFS Series Trust I, et al., Case No. 1:05-CV-02220-JFM (Class B Shares). The plaintiffs in these consolidated lawsuits generally seek injunctive relief including removal of the named Trustees, adviser and distributor, rescission of contracts and 12b-1 Plans, disgorgement of fees and profits, monetary damages, punitive damages, attorney’s fees and costs and other equitable and declaratory relief. One lawsuit alleging improper brokerage allocation practices and excessive compensation is pending in the United States District Court for the District of Massachusetts (Forsythe v. Sun Life Financial Inc., et al., No. 04cv10584 (GAO) (a consolidated action, first filed on March 25, 2004). The plaintiffs in this lawsuit are generally seeking compensatory damages, punitive damages, recovery of fees, rescission of contracts, an accounting, restitution, equitable and/or injunctive relief and attorney’s fees and costs. Insofar as any of the actions is appropriately brought derivatively on behalf of any of the MFS funds, any recovery will inure to the benefit of the MFS funds. Several claims of the various lawsuits have been dismissed; MFS and the other named defendants continue to defend the various lawsuits.

Disclosure of Portfolio Holdings. The MFS funds have established a policy with respect to the disclosure of fund portfolio holdings. A description of this policy is provided in the SAI. In addition, the following information is generally available to you on the MFS Web site (mfs.com) by clicking “Products and Performance,” then “Variable Insurance Portfolios,” then “VIT II,” and then on a fund name:

Information	Approximate Date of Posting to Web Site
Fund’s top 10 securities holdings as of each month’s end	14 days after month end
Fund’s full securities holdings as of each month’s end	24 days after month end

If a fund has substantial investments in both equity and debt instruments, the fund’s top 10 equity holdings and top 10 debt holdings will be made available.

Note that the funds or MFS may suspend the posting of this information or modify the elements of this web posting policy without notice to shareholders. Once posted, the above information will remain available on the Web site until at least the date on which the fund files a Form N-CSR or Form N-Q for the period that includes the date as of which the Web site information is current.

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Portfolio Manager(s)

Information regarding the portfolio manager(s) of each fund is set forth below. Further information regarding the portfolio manager(s), including other accounts managed, compensation, ownership of fund shares, and possible conflicts of interest, is available in the fund’s SAI. Each portfolio manager is primarily responsible for the day-to-day management of the fund.

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Fund	Portfolio Manager	Primary Role	Since	Title and Five Year History
MFS Blended Research Core Equity Portfolio (formerly, Massachusetts Investors Trust Series)	Matthew Krummell	Portfolio Manager	2007	Investment Officer of MFS; employed in the investment area of MFS since 2001.

MFS Blended Research Growth Portfolio	Eric Weigel	Portfolio Manager	Inception	Investment Officer of MFS; employed in the investment area of MFS since 2007. Founder and Portfolio Manager for Long Point Partners, LLC from 2005 to 2007. Chief Investment Officer for Milestone International from 2004 to 2005. Various roles including Portfolio Manager at Pioneer Investments prior to 2004.

MFS Blended Research Value Portfolio	Jonathan W. Sage	Portfolio Manager	Inception	Investment Officer of MFS; employed in the investment area of MFS since 2000.

MFS Emerging Markets Equity Portfolio	Nicholas Smithie	Portfolio Manager	2002	Investment Officer of MFS; employed in the investment area of MFS since 1998.

MFS Global Growth Portfolio	Barry P. Dargan Nicholas Smithie	Portfolio Manager Portfolio Manager	2003 2002	Investment Officer of MFS; employed in the investment area of MFS since 1996. Investment Officer of MFS; employed in the investment area of MFS since 1998.

MFS Global Total Return Portfolio	Nevin P. Chitkara Steven R. Gorham Matthew W. Ryan Erik S. Weisman Barnaby Wiener	Equities Portfolio Manager Equities Portfolio Manager Debt Securities Portfolio Manager Debt Securities Portfolio Manager Equities Portfolio Manager	2006 2000 2002 2005 2003

Investment Officer of MFS; employed in the investment area of MFS since 1997.

Investment Officer of MFS; employed in the investment area of MFS since 1992.

Investment Officer of MFS; employed in the investment area of MFS since 1997.

Investment Officer of MFS; employed in the investment area of MFS since 2002; Assistant to the U.S. Executive Director for the International Monetary Fund from 2000 to 2002.

Investment Officer of MFS; employed in the investment area of MFS since 1998.

MFS International Growth Portfolio	Barry P. Dargan	Portfolio Manager	2001	Investment Officer of MFS; employed in the investment area of MFS since 1996.

MFS International Value Portfolio	Barnaby Wiener	Portfolio Manager	2003	Investment Officer of MFS; employed in the investment area of MFS since 1996.

MFS Research International Portfolio	Jose Luis Garcia Thomas Melendez	Portfolio Manager, General Oversight of Team of Analysts Portfolio Manager, General Oversight of Team of Analysts	2005 2005	Investment Officer of MFS; employed in the investment area of MFS since 2002. Investment Officer of MFS; employed in the investment area of MFS since 2002.

Administrator

MFS provides each fund with certain financial, legal, and other administrative services under a Master Administrative Services Agreement between each fund and MFS. Under the Agreement, MFS is paid an annual fee for providing these services.

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Distributor

MFS Fund Distributors, Inc. (referred to as MFD), a wholly owned subsidiary of MFS, is the distributor of shares of each fund.

Shareholder Servicing Agent

MFS Service Center, Inc. (“MFSC”), a wholly owned subsidiary of MFS, provides dividend and distribution disbursing and transfer agent and recordkeeping functions in connection with the issuance, transfer, and redemption of each class of shares of each fund under a Shareholder Servicing Agent Agreement. MFSC may receive a fee based on the assets in the funds plus out-of-pocket expenses.

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DESCRIPTION OF SHARE CLASSES

Each fund offers Initial Class and Service Class shares. Service Class shares are offered through this prospectus. If you would like to receive a copy of the prospectus for Initial Class shares, please call the MFS Service Center.

Each fund offers Service Class shares to separate accounts established by insurance companies to serve as investment vehicles for variable annuity and variable life insurance contracts, to qualified pension and retirement plans, and to any other person or plan permitted to hold shares of the trust pursuant to applicable Treasury Regulations without impairing the ability of insurance companies to satisfy the diversification requirements of Section 817(h) of the Internal Revenue Code (the “Code”).

Distribution and Service Fees

Each fund has adopted a plan in accordance with Rule 12b-1 under the Investment Company Act of 1940, as amended (the “Distribution Plan”). Under the Distribution Plan, the Service Class pays distribution and/or service fees to MFD to support the sale and distribution of Service Class shares as well as shareholder servicing and account maintenance activities. These distribution and/or service fees equal on an annual basis up to 0.25% of average daily net assets of the class. These fees are paid out of fund assets of the applicable class of shares. Because these fees are an ongoing expense of the fund, they increase the cost of your investment over time and may cost you more than other types of sales charges.

Record Owner Compensation

Insurance companies, plan sponsors, and other eligible investors to whom shares of the funds are offered (collectively, together with their affiliates, “Record Owners”) receive various forms of compensation in connection with the sale of shares of the funds and/or the servicing of accounts. Record Owners may receive such compensation (i) in the form of ongoing asset based compensation paid by MFD based on Distribution Plan distribution and service payments received by MFD from the fund, and (ii) in the form of payments paid by MFD and/or one or more of its affiliates (for purposes of this section only, collectively, “MFD”) from MFD’s own additional resources.

The types of payments described above are not exclusive. Accordingly, Record Owners may receive payments under all or any combination of the above-referenced categories and such payments can be significant to the Record Owner. In addition, the compensation that Record Owners receive may vary by class of shares sold and among Record Owners. Depending upon the arrangements in place at any particular time, Record Owners may have a financial incentive to recommend a particular fund or share class.

Record Owners may receive all or a portion of the following payments: Distribution Plan distribution and service fees as described in “Description of Share Classes - Distribution and Service Fees.”

In addition, Record Owners may receive payments from MFD from MFD’s own additional resources as incentives to market the MFS funds, to cooperate with MFD’s promotional efforts and/or in recognition of their marketing, administrative services and/or processing support. This compensation from MFD is not reflected in the fees and expenses listed in the fee table section of the funds’ prospectus. MFD compensates Record Owners based on criteria established by MFD from time to time that consider, among other factors, the level and/or type of marketing and administrative support provided by the Record Owner, the level of assets attributable to and/or sales by the Record Owner, and the quality of the overall relationship with the Record Owner.

You can find further details in the SAI about the payments made by MFD and the services provided by Record Owners. Record Owners may charge you additional fees and/or commissions other than those disclosed in this prospectus. You can ask your Record Owner for information about any payments it receives from MFD and any services it provides, as well as about any fees and/or commissions it charges. Record Owners that market the funds may also act as, or be affiliated with, a broker/dealer in connection with a funds’ purchase or sale of portfolio securities. However, the funds and MFS do not consider Record Owners’ purchases of shares of the fund as a factor when choosing brokers/dealers to effect portfolio transactions for the fund.

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HOW TO PURCHASE, EXCHANGE AND REDEEM SHARES

All purchases, redemptions, and exchanges of shares are made through insurance company separate accounts, plans, and other eligible investors that are the record owner of the shares. Contract holders, plan beneficiaries, and other investors seeking to purchase, redeem, or exchange interests in the fund’s shares should consult with the insurance company, plan sponsor or other eligible investor through which their investment in the fund is made.

Insurance companies, plan sponsors, and other eligible investors are the designees of the trust for receipt of purchase, exchange, and redemption orders from contract holders and plan beneficiaries. An order submitted to the fund’s designee by the valuation time will receive the net asset value next calculated, provided that the trust receives notice of the order generally by 11:00 a.m., Eastern time, on the next day on which the New York Stock Exchange is open for trading.

The fund may reject for any reason any purchase orders, including exchanges.

How to Exchange Shares

An exchange involves the redemption of shares of one fund and the purchase of shares of another fund. You can exchange shares of your fund for shares of the same class of any of the other fund at net asset value if shares of that fund are available for purchase by the insurance company separate account, plan, or other eligible investor through which your investment in the fund is made. See the prospectus or other materials for the investment vehicle through which your investment in the fund is made for a further discussion of the exchange privilege. You should read the prospectus of the fund into which you are exchanging and consider the differences in objectives, policies, and risks before making any exchange.

Other Considerations

Frequent Trading

•

Right To Reject Or Restrict Purchase and Exchange Orders. The Board of Trustees of the MFS funds has adopted the purchase and exchange limitation policies described below, which it believes are reasonably designed to discourage frequent fund share transactions. MFSC seeks to monitor and enforce these policies, subject to oversight by the Board of Trustees, pursuant to procedures approved by the Board of Trustees. The MFS funds may alter their policies at any time without notice to shareholders.

•

Purchase And Exchange Limitation Policies. The MFS funds reserve the right to restrict or reject, without any prior notice, any purchase or exchange order, including transactions believed to represent frequent trading activity. For example, MFSC may in its discretion restrict or reject a purchase or exchange order even if the transaction is not subject to specific exchange or other limitations described in this prospectus if MFSC determines that accepting the order could interfere with the efficient management of a fund’s portfolio, increase costs to the fund, dilute the value of an investment in the fund to long-term shareholders, or otherwise not be in the fund’s best interests. In the event that MFSC rejects an exchange request, neither the redemption nor the purchase side of the exchange will be processed. Each MFS fund reserves the right to delay for one business day the processing of exchange requests in the event that, in MFSC’s judgment, such delay would be in that fund’s best interest, in which case both the redemption and purchase side of the exchange will receive the funds’ net asset values at the conclusion of the delay period.

The MFS funds may rely upon the insurance company, plan or eligible investor’s policy to restrict frequent trading and its monitoring of such policy in lieu of the MFS fund’s policy if MFSC believes that such policy is reasonably designed to identify and curtail trading activity that is not in the best interests of the fund. The insurance company, plan, or other eligible investor through which your investment in a fund is made may impose transfer limitations and other limitations designed to curtail frequent trading which may be more or less restrictive than the MFS fund’s policy. In addition, the terms of a particular insurance company, plan, or other eligible investment vehicle may also limit the ability of the insurance company, plan, or other eligible investor to address frequent trading. Please refer to your insurance company contract, plan, or other material for the investment vehicle through which your investment in a fund is made for details.

•

Limitations On The Ability To Detect And Curtail Frequent Trading Practices. Shareholders seeking to engage in frequent trading practices may deploy a variety of strategies to avoid detection, and, despite the efforts of MFSC to prevent frequent trading, there is no assurance that MFSC will be able to identify such shareholders or curtail their trading practices. The ability of MFSC to detect and curtail frequent trading practices may also be limited by operational systems and technological limitations.

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The MFS funds receive purchase, exchange, and redemption orders through insurance company and retirement plans which maintain omnibus accounts with the funds. Omnibus account arrangements are common forms of holding shares of a fund, particularly among certain insurance companies offering variable insurance products and retirement plans. MFSC is generally not able to identify frequent trading by a particular underlying shareholder within an omnibus account, which makes it difficult or impossible to determine if a particular underlying shareholder is engaged in frequent trading. However, MFSC reviews trading activity at the omnibus level to detect suspicious trading activity. If MFSC detects suspicious trading activity at the omnibus level it will contact the financial intermediary to request underlying shareholder level activity to determine whether there is underlying shareholder level frequent trading. In certain instances, a financial intermediary may be unwilling or unable to provide MFSC with information about underlying shareholder level activity.

If frequent trading is identified, MFSC will take appropriate action. MFSC’s ability to monitor and deter frequent trading in omnibus accounts at the underlying shareholder level is dependent upon the capability and cooperation of the financial intermediary. Accordingly, depending upon the composition of a fund’s shareholder accounts and the level of cooperation provided by the financial intermediary, and in light of efforts made by certain shareholders to evade these policies, MFSC may not be in a position to monitor and deter frequent trading with respect to a significant percentage of a fund’s shareholders.

•

Frequent Trading Risks. To the extent that the MFS funds or their agents are unable to curtail excessive trading practices in a fund, these practices may interfere with the efficient management of the fund’s portfolio, may result in increased transaction and administrative costs, and may adversely impact the fund’s performance.

In addition, to the extent that the fund invests in foreign securities, the interests of long-term shareholders may be diluted as a result of time-zone arbitrage, a short-term trading practice that seeks to exploit changes in the value of the fund’s investments that result from events occurring after the close of the foreign markets on which the investments trade, but prior to the time the fund determines its net asset value. The fund’s use of fair valuation can serve to reduce arbitrage opportunities available to short-term traders, but there is no assurance that the fund’s fair valuation policies and procedures will prevent dilution of the fund’s net asset value by short-term traders.

To the extent that the fund invests in securities that trade infrequently or are difficult to value, such as the securities of smaller companies, high yield debt instruments, and floating rate loans, the interests of long-term shareholders may be diluted as a result of price arbitrage, a short-term trading strategy that seeks to exploit perceived pricing inefficiencies in the fund’s investments. Such short-term trading strategies may interfere with efficient management of the fund’s portfolio to a greater degree than funds that invest in more frequently traded or liquid securities, in part because the fund may have difficulty selling these portfolio securities at advantageous times or prices to satisfy large and/or frequent redemption requests. Any successful price arbitrage may also cause dilution in the value of fund shares held by other shareholders.

Reservation of Other Rights. In addition to the rights expressly stated elsewhere in this prospectus, MFSC reserves the right to: 1) alter, add, or discontinue any conditions of purchase, service, or privilege at any time without notice; and 2) freeze any account or suspend account services when MFSC has received reasonable notice (written or otherwise) of a dispute between registered or beneficial account owners or when MFSC believes a fraudulent transaction may occur or has occurred.

Anti-Money Laundering Restrictions. Federal law requires each fund to implement policies and procedures reasonably designed to prevent, detect and report money laundering and other illegal activity. Each fund, consistent with applicable federal law, may redeem your shares and close your account; suspend, restrict or cancel purchase and redemption orders; process redemption requests and withhold your proceeds; and take other action if it is unable to verify your identity within a reasonable time or conduct required due diligence on your account or as otherwise permitted by its anti-money laundering policies and procedures.

Potential Conflicts. Shares of the funds are offered to the separate accounts of insurance companies that may be affiliated or unaffiliated with MFS and each other (“shared funding”) and may serve as the underlying investments for both variable annuity and variable life insurance contracts (“mixed funding”). Due to differences in tax treatment or other considerations, the interests of various contract owners might at some time be in conflict. The trust currently does not

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foresee any such conflict. Nevertheless, the Board of Trustees which oversees the funds intends to monitor events in order to identify any material irreconcilable conflicts which may possibly arise and to determine what action, if any, should be taken in response. If such a conflict were to occur, one or more separate accounts of the insurance companies might be required to withdraw its investments in one or more funds. This might force a fund to sell securities at disadvantageous prices.

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OTHER INFORMATION

Valuation

The price of each class of each fund’s shares is based on its net asset value. The net asset value of each class of shares is determined each day the New York Stock Exchange (the Exchange) is open for trading as of the close of regular trading on the Exchange (generally 4:00 p.m. Eastern time). However, net asset value may be calculated earlier in emergency situations or as otherwise permitted by the SEC. Net asset value per share is computed by dividing the net assets allocated to each share class by the number of shares outstanding for that class. On days when the Exchange is closed (such as week-ends and holidays), net asset value is not calculated, and each fund does not transact purchase and redemption orders. To the extent the fund’s assets are traded in other markets on days when each fund does not price its shares, the value of the fund’s assets may change when you will not be able to purchase or redeem shares.

To determine net asset value, each fund’s investments for which reliable market quotations are readily available are valued at market value. Certain short term debt instruments are valued at amortized cost.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of each fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees.

Under each fund’s valuation policies and procedures, market quotations are not considered to be readily available for many types of debt instruments and certain types of derivatives. These investments are generally valued at fair value based on information from independent pricing services. These valuations can be based on both dealer-supplied valuations and electronic data processing techniques, which take into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data.

In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as a foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material affect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser may rely on independent pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of investments used to determine the fund’s net asset value may differ from quoted or published prices for the same investments.

Distributions

Each fund intends to declare and pay a dividend to shareholders at least annually.

Any capital gains are distributed at least annually.

Distribution Options

Dividends and capital gain distributions will automatically be reinvested in additional shares of the fund.

Tax Considerations

The following discussion is very general. You are urged to consult your tax adviser regarding the effect that an investment in the funds may have on your particular tax situation, including possible foreign, state, and local taxes.

Each fund is treated as a separate corporation for federal income tax purposes. As long as the fund qualifies for treatment as a regulated investment company (which each has done in the past and intends to do in the future), it pays no federal

45

income tax on the net earnings and net realized gains it distributes to shareholders. In addition, each fund intends to continue to diversify its assets to satisfy the federal tax diversification rules applicable to separate accounts that fund variable insurance and annuity contracts.

Shares of each fund are offered to insurance company separate accounts, qualified retirement plans and pension plans, and other eligible investors. You should consult with the insurance company, qualified retirement plans and pension plans, and other eligible investors through which your investment in the funds is made to understand the tax treatment of your investment.

FINANCIAL HIGHLIGHTS

The financial highlights tables are intended to help you understand a fund’s financial performance for the past five years (or, if shorter, the period of the fund’s operation). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in a fund (assuming reinvestment of all distributions) held for the entire period. This information has been audited by each fund’s independent registered public accounting firm, whose report, together with each fund’s financial statements, are included in the fund’s Annual Report to shareholders. The fund’s Annual Report is available upon request by contacting MFS Service Center, Inc. (please see back cover for address and telephone number). The financial statements contained in the Annual Report are incorporated by reference into the SAI. Each fund’s independent registered public accounting firm is Deloitte & Touche LLP.

Because the MFS Blended Research Growth Portfolio and the MFS Blended Research Value Portfolio commenced investment operations on December 19, 2007, these funds do not have financial highlights to report.

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MFS Blended Research Core Equity Portfolio

(formerly, Massachusetts Investors Trust Series)

	Years Ended 12/31
	2006	2005	2004		2003		2002
Service Class Shares
Net asset value, beginning of period	$29.96	$28.13	$25.39		$20.94		$26.89

Income (loss) from investment operations
Net investment income (d)	$0.28	$0.16	$0.18		$0.18		$0.16
Net realized and unrealized gain (loss) on investments and foreign currency	3.61	1.90	2.77		4.49		(5.88)

Total from investment operations	$3.89	$2.06	$2.95		$4.67		$(5.72)

Less distributions declared to shareholders
From net investment income	$(0.20)	$(0.23)	$(0.21)		$(0.22)		$(0.23)

Net asset value, end of period	$33.65	$29.96	$28.13		$25.39		$20.94

Total return (%) (k)(s)	13.04	7.42	11.74	(b)	22.45	(j)	(21.40)
Ratios (%) (to average net assets) and Supplemental data:
Expenses (f)	0.86	0.88	0.86		0.86		0.85
Net investment income	0.88	0.54	0.70		0.79		0.70
Portfolio turnover (%)	35	49	78		78		57
Net assets at end of period (000 omitted)	$319,869	$198,705	$82,053		$76,899		$51,859

(b)	The series’ net asset value and total return calculation include a non-recurring accrual recorded as a result of an administrative proceeding regarding disclosure of brokerage allocation practices in connection with series sales. The non-recurring accrual resulted in an increase in the net asset value of $0.01 per share based on shares outstanding on the day the proceeds were recorded.
(d)	Per share data are based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly.
(j)	The series’ net asset value and total return calculation include proceeds received on March 26, 2003 for the partial payment of a non-recurring litigation settlement from Cendant Corporation, recorded as a realized gain on investment transactions. The proceeds resulted in an increase in the net asset value of $0.002 per share based on shares outstanding on the day the proceeds were received. Excluding the effect of this payment from the ending net asset value per share, the Initial Class and Service Class total returns for the year ended December 31, 2003 would have each been lower by approximately 0.01%.
(k)	The total return does not reflect expenses that apply to separate accounts. Inclusion of these charges would reduce the total return figures for all periods shown.
(s)	From time to time the series may receive proceeds from litigation settlements, without which performance would be lower.

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MFS Emerging Markets Equity Portfolio

	Years Ended 12/31
	2006	2005	2004	2003	2002
Service Class Shares
Net asset value, beginning of period	$21.71	$16.08	$12.80	$8.45	$8.72

Income (loss) from investment operations
Net investment income (d)	$0.41	$0.25	$0.15	$0.17	$0.06
Net realized and unrealized gain (loss) on investments and foreign currency	5.89	5.54	3.25	4.22	(0.23)

Total from investment operations	$6.30	$5.79	$3.40	$4.39	$(0.17)

Less distributions declared to shareholders
From net investment income	$(0.22)	$(0.09)	$(0.12)	$(0.04)	$(0.10)
From net realized gain on investments and foreign currency transactions	(3.46)	(0.07)	—	—	—

Total distributions declared to shareholders	$(3.68)	$(0.16)	$(0.12)	$(0.04)	$(0.10)

Net asset value, end of period	$24.33	$21.71	$16.08	$12.80	$8.45

Total return (%) (k)(s)	29.90	36.36	26.96	52.12	(2.12)
Ratios (%) (to average net assets) and Supplemental data:
Expenses (f)	1.78	1.56	1.60	1.89	1.74
Net investment income	1.84	1.38	1.08	1.71	0.70
Portfolio turnover (%)	110	95	109	125	246
Net assets at end of period (000 omitted)	$19,176	$10,494	$6,397	$5,049	$2,066

(d)	Per share data are based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly.
(k)	The total return does not reflect expenses that apply to separate accounts. Inclusion of these charges would reduce the total return figures for all periods shown.
(s)	From time to time the series may receive proceeds from litigation settlements, without which performance would be lower.

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MFS Global Growth Portfolio

	Years Ended 12/31
	2006	2005	2004		2003		2002
Service Class Shares
Net asset value, beginning of period	$13.39	$12.24	$10.64		$7.90		$9.85

Income (loss) from investment operations
Net investment income (d)	$0.17	$0.04	$0.02		$0.04		$0.02
Net realized and unrealized gain (loss) on investments and foreign currency	2.12	1.14	1.61		2.73		(1.95)

Total from investment operations	$2.29	$1.18	$1.63		$2.77		$(1.93)

Less distributions declared to shareholders
From net investment income	$(0.05)	$(0.03)	$(0.03)		$(0.03)		$(0.02)

Net asset value, end of period	$15.63	$13.39	$12.24		$10.64		$7.90

Total return (%) (k)(s)	17.09	9.65	15.41	(b)	35.13	(j)	(19.62)
Ratios (%) (to average net assets) and Supplemental data:
Expenses (f)	1.39	1.33	1.32		1.36		1.33
Net investment income	1.16	0.34	0.23		0.41		0.25
Portfolio turnover (%)	92	87	115		147		118
Net assets at end of period (000 omitted)	$8,723	$7,599	$7,785		$6,792		$3,724

(b)	The series’ net asset value and total return calculation include a non-recurring accrual recorded as a result of an administrative proceeding regarding disclosure of brokerage allocation practices in connection with series sales. The non-recurring accrual did not have a material impact on the net asset value per share based on the shares outstanding on the day the proceeds were recorded.
(d)	Per share data are based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly.
(j)	The series’ net asset value and total return calculation include proceeds received on March 26, 2003 for the partial payment of a non-recurring litigation settlement from Cendant Corporation, recorded as a realized gain on investment transactions. The proceeds resulted in an increase in the net asset value of $0.06 per share based on shares outstanding on the day the proceeds were received. Excluding the effect of this payment from the ending net asset value per share, the Initial Class and Service Class total returns for the year ended December 31, 2003 would have been lower by approximately 0.79% and 0.80%, respectively.
(k)	The total return does not reflect expenses that apply to separate accounts. Inclusion of these charges would reduce the total return figures for all periods shown.
(s)	From time to time the series may receive proceeds from litigation settlements, without which performance would be lower.

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MFS Global Total Return Portfolio

	Years Ended 12/31
	2006	2005	2004	2003	2002
Service Class Shares
Net asset value, beginning of period	$16.56	$17.82	$15.63	$13.08	$13.28

Income (loss) from investment operations
Net investment income (d)	$0.37	$0.32	$0.28	$0.26	$0.27

Net realized and unrealized gain (loss) on investments and foreign currency	2.36	0.23	2.29	2.63	(0.22)

Total from investment operations	$2.73	$0.55	$2.57	$2.89	$0.05
Less distributions declared to shareholders
From net investment income	$(0.12)	$(0.71)	$(0.38)	$(0.34)	$(0.25)
From net realized gain on investments and foreign currency transactions	(1.18)	(1.10)	—	—	—

Total distributions declared to shareholders	$(1.30)	$(1.81)	$(0.38)	$(0.34)	$(0.25)

Net asset value, end of period	$17.99	$16.56	$17.82	$15.63	$13.08

Total return (%) (k)(s)	16.91	3.54	16.88	22.53	0.41
Ratios (%) (to average net assets) and Supplemental data:
Expenses (f)	1.18	1.17	1.14	1.19	1.15
Net investment income	2.15	1.91	1.72	1.83	2.10
Portfolio turnover (%)	76	78	86	93	84
Net assets at end of period (000 omitted)	$18,637	$16,797	$14,460	$11,545	$5,699

(d)	Per share data are based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly.
(k)	The total return does not reflect expenses that apply to separate accounts. Inclusion of these charges would reduce the total return figures for all periods shown.
(s)	From time to time the series may receive proceeds from litigation settlements, without which performance would be lower.

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MFS International Growth Portfolio

	Years Ended 12/31
	2006	2005	2004	2003	2002
Service Class Shares
Net asset value, beginning of period	$15.36	$13.50	$11.43	$8.31	$9.49

Income (loss) from investment operations
Net investment income (d)	$0.19	$0.08	$0.10	$0.04	$0.04
Net realized and unrealized gain (loss) on investments and foreign currency	3.69	1.88	2.01	3.13	(1.17)

Total from investment operations	$3.88	$1.96	$2.11	$3.17	$(1.13)

Less distributions declared to shareholders
From net investment income	$(0.08)	$(0.10)	$(0.04)	$(0.05)	$(0.05)
From net realized gain on investments and foreign currency transactions	(1.31)	—	—	—	—

Total distributions declared to shareholders	$(1.39)	$(0.10)	$(0.04)	$(0.05)	$(0.05)

Net asset value, end of period	$17.85	$15.36	$13.50	$11.43	$8.31

Total return (%) (k)(s)	25.75	14.62	18.58	38.35	(12.01)
Ratios (%) (to average net assets) and Supplemental data:
Expenses (f)	1.37	1.39	1.36	1.49	1.48
Net investment income	1.15	0.59	0.86	0.39	0.46
Portfolio turnover (%)	86	80	93	89	119
Net assets at end of period (000 omitted)	$22,979	$19,289	$18,282	$15,171	$10,449

(d)	Per share data are based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly.
(k)	The total return does not reflect expenses that apply to separate accounts. Inclusion of these charges would reduce the total return figures for all periods shown.
(s)	From time to time the series may receive proceeds from litigation settlements, without which performance would be lower.

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MFS International Value Portfolio

	Years Ended 12/31
	2006	2005	2004	2003	2002
Service Class Shares
Net asset value, beginning of period	$17.32	$15.54	$12.24	$9.27	$9.93

Income (loss) from investment operations
Net investment income (d)	$0.34	$0.22	$0.18	$0.07	$0.04
Net realized and unrealized gain (loss) on investments and foreign currency	4.53	2.02	3.20	2.98	(0.62)

Total from investment operations	$4.87	$2.24	$3.38	$3.05	$(0.58)

Less distributions declared to shareholders
From net investment income	$(0.21)	$(0.15)	$(0.08)	$(0.08)	$(0.08)
From net realized gain on investments and foreign currency transactions	(2.06)	(0.31)	—	—	—

Total distributions declared to shareholders	$(2.27)	$(0.46)	$(0.08)	$(0.08)	$(0.08)

Net asset value, end of period	$19.92	$17.32	$15.54	$12.24	$9.27

Total return (%) (k)(s)	28.95	14.86	27.82 (v)	33.20	(5.97)
Ratios (%) (to average net assets) and Supplemental data:
Expenses (f)	1.36	1.39	1.40	1.53	1.49
Net investment income	1.84	1.37	1.31	0.67	0.44
Portfolio turnover (%)	55	46	65	84	80
Net assets at end of period (000 omitted)	$14,973	$10,994	$6,805	$4,646	$2,246

(d)	Per share data are based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly.
(k)	The total return does not reflect expenses that apply to separate accounts. Inclusion of these charges would reduce the total return figures for all periods shown.
(s)	From time to time the series may receive proceeds from litigation settlements, without which performance would be lower.
(v)	During the year ended December 31, 2004, the series received a payment from the investment adviser to reimburse the series for losses on investments not meeting the investment guidelines of the series. If this loss had been incurred, the total returns would have been approximately 28.01% and 27.81% for the Initial Class and Service Class, respectively.

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MFS Research International Portfolio

	Years Ended 12/31
	2006	2005	2004	2003	2002
Service Class Shares
Net asset value, beginning of period	$16.61	$14.39	$11.95	$9.00	$10.21

Income (loss) from investment operations
Net investment income (d)	$0.16	$0.12	$0.10	$0.03	$0.03
Net realized and unrealized gain (loss) on investments and foreign currency	4.29	2.19	2.39	2.96	(1.22)

Total from investment operations	$4.45	$2.31	$2.49	$2.99	$(1.19)

Less distributions declared to shareholders
From net investment income	$(0.18)	$(0.09)	$(0.05)	$(0.04)	$(0.02)
From net realized gain on investments and foreign currency transactions	(1.11)	—	—	—	—

Total distributions declared to shareholders	$(1.29)	$(0.09)	$(0.05)	$(0.04)	$(0.02)

Net asset value, end of period	$19.77	$16.61	$14.39	$11.95	$9.00

Total return (%) (k)(s)	27.25	16.19	20.96	33.40	(11.66)
Ratios (%) (to average net assets) and Supplemental data:
Expenses (f)	1.38	1.37	1.36	1.57	1.51
Net investment income	0.89	0.78	0.78	0.33	0.35
Portfolio turnover (%)	80	83	102	97	136
Net assets at end of period (000 omitted)	$155,969	$90,076	$61,087	$27,282	$5,783

(d)	Per share data are based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly.
(k)	The total return does not reflect expenses that apply to separate accounts. Inclusion of these charges would reduce the total return figures for all periods shown.
(s)	From time to time the series may receive proceeds from litigation settlements, without which performance would be lower.

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MFS Variable Insurance Trust II

Shareholder Communications with the Board of Trustees. The Board of Trustees of the MFS funds has adopted procedures by which shareholders may send communications to the Board. Shareholders may mail written communications to the Board to the attention of the Board of Trustees, [fund name], Massachusetts Financial Services Company, 500 Boylston Street, Boston, MA 02116-3741, Attention: Frank Tarantino, Independent Chief Compliance Officer of each Fund. Shareholder communications must (i) be in writing and be signed by the shareholder, (ii) identify the MFS fund to which they relate and (iii) identify the class and number of shares held by the shareholder.

If you want more information about MFS Variable Insurance Trust II, the following documents are available free upon request:

Annual/Semiannual Reports. These reports contain information about each fund’s actual investments. Annual reports discuss the effect of recent market conditions and investment strategies on each fund’s performance during its last fiscal year.

Statement of Additional Information (SAI). The SAI, dated May 1, 2007, as amended, provides more detailed information about each fund and is incorporated into this prospectus by reference.

You can get free copies of the annual/semiannual reports, the SAI and other information about each fund, and make inquiries about the fund, by contacting:

MFS Service Center, Inc.

500 Boylston Street

Boston, MA 02116-3741

Telephone: 1-800-225-2606

Internet: mfs.com

Information about the fund (including its prospectus, SAI and shareholder reports) can be reviewed and copied at the:

Public Reference Room

Securities and Exchange Commission

Washington, D.C., 20549-0102

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 202-551-8090. Reports and other information about each fund are available on the Edgar Database on the Commission’s Internet Web site at http://www.sec.gov, and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

Each fund’s Investment Company Act file number is 811-3732.

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